              As filed with the Securities and Exchange Commission.

                                                       '33 Act File No. 33-82370
                                                       '40 Act File No. 811-8684



                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549


                                    FORM N-4


                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933
                       POST-EFFECTIVE AMENDMENT NO. 9              [x]



                                       and


                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                              AMENDMENT NO. 9                      [x]


                          NATIONWIDE VARIABLE ACCOUNT-6
                           (Exact Name of Registrant)

                        NATIONWIDE LIFE INSURANCE COMPANY
                               (Name of Depositor)

                   ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
         (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (614) 249-7111

     DENNIS W. CLICK, SECRETARY, ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
                     (Name and Address of Agent for Service)


This Post-Effective Amendment amends the Registration Statement in respect of the Prospectus.

It is proposed that this filing will become effective (Check appropriate space)

[    ]   immediately upon filing pursuant to paragraph (b) of Rule 485


[ X  ]   on May 1, 2000 pursuant to paragraph of (b) of Rule 485



[    ]   60 days after filing pursuant to paragraph (a) of Rule 485

[    ]   on (date) pursuant to paragraph (a) of Rule 485

[    ]   this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                          NATIONWIDE VARIABLE ACCOUNT-6
                     REFERENCE TO ITEMS REQUIRED BY FORM N-4

N-4 ITEM                                                                            CAPTION
PART A     INFORMATION REQUIRED IN A PROSPECTUS
Item 1.    Cover Page...........................................................    Cover Page
Item 2.    Definitions..........................................................    Glossary of Special Terms
Item 3.    Synopsis or Highlights...............................................    Synopsis of the Contracts
Item 4.    Condensed Financial Information......................................    Condensed Financial Information
Item 5.    General Description of Registrant, Depositor, and Portfolio
                Companies ......................................................    Nationwide Life Insurance Company;
                                                                                    Investing in the Contract

Item 6.    Deductions and Expenses..............................................    Standard Charges and Deductions
Item 7.    General Description of Variable
           Annuity Contracts....................................................    Contract Ownership; Operation of the Contract
Item 8.    Annuity Period.......................................................    Annuitizing the Contract
Item 9.    Death Benefit........................................................    Death Benefits
Item 10.   Purchases and Contract Value.........................................    Operation of the Contract
Item 11.   Redemptions..........................................................    Surrender (Redemption)
Item 12.   Taxes  ..............................................................    Federal Tax Considerations
Item 13.   Legal Proceedings....................................................    Legal Proceedings
Item 14.   Table of Contents of the Statement of Additional
                Information......................... ...........................    Table of Contents of the Statement of
                                                                                    Additional Information

PART B     INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION
Item 15.   Cover Page...........................................................    Cover Page
Item 16.   Table of Contents....................................................    Table of Contents
Item 17.   General Information and History......................................    General Information and History
Item 18.   Services.............................................................    Services
Item 19.   Purchase of Securities Being Offered.................................    Purchase of Securities Being Offered
Item 20.   Underwriters.........................................................    Underwriters
Item 21.   Calculation of Performance..........................................     Calculation of Performance
Item 22.   Annuity Payments.....................................................    Annuity Payments
Item 23.   Financial Statements.................................................    Financial Statements

PART C     OTHER INFORMATION
Item 24.   Financial Statements and Exhibits...................................     Item 24
Item 25.   Directors and Officers of the Depositor..............................    Item 25
Item 26.   Persons Controlled by or Under Common Control with
                the Depositor or Registrant.....................................    Item 26
Item 27.   Number of Contract Owners............................................    Item 27
Item 28.   Indemnification......................................................    Item 28
Item 29.   Principal Underwriter................................................    Item 29
Item 30.   Location of Accounts and Records.....................................    Item 30
Item 31.   Management Services..................................................    Item 31
Item 32.   Undertakings.........................................................    Item 32

                        NATIONWIDE LIFE INSURANCE COMPANY

                       Deferred Variable Annuity Contracts

   Issued by Nationwide Life Insurance Company through its Nationwide Variable
                                    Account-6


                   The date of this prospectus is May 1, 2000.




Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful to many investors in meeting long-term savings and retirement needs. There are, however, costs and charges associated with some of these unique benefits - costs and charges that do not exist or are not present with other investment products. With help from financial consultants or advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus with those of other investment products, including other variable annuity or variable life insurance products offered by Nationwide Life Insurance Company and its affiliates. This process will aid in determining whether the purchase of the contract described in this prospectus is consistent with an individual's goals, risk tolerance, time horizon, marital status, tax situation, and other personal characteristics and needs.




THIS PROSPECTUS CONTAINS BASIC INFORMATION YOU SHOULD KNOW ABOUT THE CONTRACTS BEFORE INVESTING. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE.



THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE AVAILABLE UNDER THE CONTRACTS:

EVERGREEN VARIABLE TRUST
-    Evergreen VA Foundation Fund
-    Evergreen VA Fund
-    Evergreen VA Global Leaders Fund
-    Evergreen VA Growth and Income Fund*


-    Evergreen VA Omega Fund (formerly, Evergreen VA Aggressive Growth Fund)



- Evergreen VA Small Cap Value Fund (formerly, Evergreen VA Small Cap Equity Income Fund)


-    Evergreen VA Strategic Income Fund

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
-    VIP High Income Portfolio*
-    VIP Overseas Portfolio

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
-    VIP II Asset Manager Portfolio
-    VIP II Contrafund(R) Portfolio

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
-    VIP III Growth Opportunities Portfolio

NATIONWIDE SEPARATE ACCOUNT TRUST
-    Government Bond Fund
-    Money Market Fund

* These underlying mutual funds may invest in lower quality debt securities commonly referred to as junk bonds.

Purchase payments not invested in the underlying mutual fund options of the Nationwide Variable Account-6 may be allocated to the fixed account.


The Statement of Additional Information (dated May 1, 2000) which contains additional information about the contracts and the variable account, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 41.


For general information or to obtain FREE copies of the:

-    Statement of Additional Information;


- prospectus, annual report or semi-annual report for any underlying mutual fund; or


-    required Nationwide forms

call:           1-800-243-6295
        TDD     1-800-238-3035

or write:

       NATIONWIDE LIFE INSURANCE COMPANY
       ONE NATIONWIDE PLAZA, 1-05-P1
       COLUMBUS, OHIO 43215

The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at:

                                   WWW.SEC.GOV

THIS ANNUITY IS NOT:
-   A BANK DEPOSIT            -   FEDERALLY INSURED

-   ENDORSED BY A BANK        -   AVAILABLE IN EVERY STATE
    OR GOVERNMENT AGENCY

Investors assume certain risks when investing in the contracts, including the possibility of losing money.

These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of Nationwide.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

GLOSSARY OF SPECIAL TERMS

ACCUMULATION UNIT- An accounting unit of measure used to calculate the contract value allocated to the variable account before the annuitization date.

ANNUITIZATION DATE- The date on which annuity payments begin.

ANNUITY COMMENCEMENT DATE- The date on which annuity payments are scheduled to begin. This date may be changed by the contract owner with Nationwide's consent.


ANNUITY UNIT- An accounting unit of measure used to calculate the variable payment annuity payments.



CONTRACT VALUE- The total value of all accumulation units in a contract plus any amount held in the fixed account.


CONTRACT YEAR- Each year the contract is in force beginning with the date the contract is issued.

ERISA- The Employee Retirement Income Security Act of 1974, as amended.

FIXED ACCOUNT- An investment option that is funded by the general account of Nationwide.

GENERAL ACCOUNT- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

INDIVIDUAL RETIREMENT ACCOUNT- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

INDIVIDUAL RETIREMENT ANNUITY- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.

NATIONWIDE- Nationwide Life Insurance Company.

NON-QUALIFIED CONTRACT- A contract which does not qualify for favorable tax treatment as a Qualified Plan, Individual Retirement Annuity, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.

QUALIFIED PLANS- Retirement plans which receive favorable tax treatment under
Section 401 or 403(a) of the Internal Revenue Code.

ROTH IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408A of the Internal Revenue Code.

SEP IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408(k) of the Internal Revenue Code.


SUB-ACCOUNTS- Divisions of the variable account for which accumulation units and annuity units are separately maintained - each sub-account corresponds to a single underlying mutual fund.


TAX SHELTERED ANNUITY- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.

VALUATION PERIOD- Each day the New York Stock Exchange is open for business.

VARIABLE ACCOUNT- Nationwide Variable Account-6, a separate account of Nationwide that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

TABLE OF CONTENTS



GLOSSARY OF SPECIAL TERMS..........................3

SUMMARY OF CONTRACT EXPENSES.......................6

UNDERLYING MUTUAL FUND ANNUAL
     EXPENSES......................................7

EXAMPLE............................................9

SYNOPSIS OF THE CONTRACTS..........................10

FINANCIAL STATEMENTS...............................10

CONDENSED FINANCIAL INFORMATION....................10

NATIONWIDE LIFE INSURANCE COMPANY..................11

NATIONWIDE INVESTMENT SERVICES
     CORPORATION...................................11

TYPES OF CONTRACTS.................................11
     Non-Qualified Contracts
     Individual Retirement Annuities (IRAs)
     Simplified Employee Pension IRAs (SEP IRAs)
     Roth IRAs
     Tax Sheltered Annuities
     Qualified Plans

INVESTING IN THE CONTRACT..........................13

     The Variable Account and Underlying Mutual Funds
     The Fixed Account


CHARGES AND DEDUCTIONS.............................15

     Mortality and Expense Risk Charges
     Administration Charge
     Contingent Deferred Sales Charge
     Premium Taxes


CONTRACT OWNERSHIP.................................16

     Joint Ownership
     Contingent Ownership
     Annuitant
     Beneficiary and Contingent Beneficiary

OPERATION OF THE CONTRACT..........................18
     Minimum Initial and Subsequent Purchase Payments
     Pricing
     Allocation of Purchase Payments
     Determining the Contract Value

     Transfers Prior to Annuitization
     Transfers After Annuitization
     Transfers Requests

RIGHT TO REVOKE....................................21

SURRENDER (REDEMPTION).............................21

     Surrenders Under a Tax Sheltered Annuity


LOAN PRIVILEGE.....................................22

     Minimum & Maximum Loan Amounts
     Loan Processing Fee
     How Loan Requests are Processed
     Interest
     Loan Repayment
     Distributions & Annuity Payments
     Transferring the Contract
     Grace Period & Loan Default


ASSIGNMENT.........................................23

CONTRACT OWNER SERVICES............................24

     Asset Rebalancing
     Dollar Cost Averaging
     Systematic Withdrawals


ANNUITY COMMENCEMENT DATE..........................25

ANNUITIZING THE CONTRACT...........................25

     Annuitization Date
     Annuitization
     Fixed Payment Annuity
     Variable Payment Annuity
     Assumed Investment Rate
     Value of an Annuity Unit
     Exchanges among Underlying Mutual Funds
     Frequency and Amount of Annuity Payments
     Annuity Payment Options


DEATH BENEFITS.....................................27

     Death of Contract Owner - Non-Qualified Contracts
     Death of Annuitant - Non-Qualified Contracts
     Death of Contract Owner/Annuitant
     How the Death Benefit Value is Determined
     Death Benefit Payment


REQUIRED DISTRIBUTIONS.............................28

     Required Distributions for Non-Qualified Contracts
     Required Distributions for Tax Sheltered Annuities
     Required Distributions for Individual Retirement Annuities
     Required Distributions for Roth IRAs

FEDERAL TAX CONSIDERATIONS.........................31

     Federal Income Taxes
     Withholding
     Non-Resident Aliens
     Federal Estate, Gift, and Generation
         Skipping Transfer Taxes
     Charge for Tax
     Diversification
     Tax Changes


STATEMENTS AND REPORTS.............................36

LEGAL PROCEEDINGS..................................36

ADVERTISING AND SUB-ACCOUNT PERFORMANCE SUMMARY....37

TABLE OF CONTENTS OF STATEMENT OF
   ADDITIONAL INFORMATION..........................41

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL
   FUNDS...........................................42

APPENDIX B: CONDENSED FINANCIAL INFORMATION........45

SUMMARY OF CONTRACT EXPENSES


The expenses listed below are charged to all contract owners unless the contract owner meets an available exception under the contract.


CONTRACT OWNER TRANSACTION EXPENSES

Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)....................7%(1)

Range of CDSC over time:

      NUMBER OF COMPLETED                 CDSC
      YEARS FROM DATE OF               PERCENTAGE
       PURCHASE PAYMENT
               0                           7%
               1                           6%
               2                           5%
               3                           4%
               4                           3%
               5                           2%
               6                           1%
               7                           0%


(1) Each contract year, the contract owner may withdraw without a CDSC the greater of:

a)   10% of all purchase payments made to the contract; or

b) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This free withdrawal privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year (see "Contingent Deferred Sales Charge").


Withdrawals may be restricted for contracts issued as Tax Sheltered Annuities due to Internal Revenue Code restrictions.


VARIABLE ACCOUNT CHARGES(2)
(as a percentage of daily net assets of the variable account)

Administration Charge.........................0.15%
Mortality and Expense Risk Charges............1.25%
     Total Variable Account Charges...........1.40%

(2) These charges do not apply to allocations made to the fixed account. They are charged on a daily basis at the annual rate noted above.


LOAN PROCESSING FEE



Nationwide may charge a Loan Processing Fee at the time each new loan is processed. If assessed, it compensates Nationwide for expenses related to administering and processing loans. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a Loan Processing Fee.

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES

     (as a percentage of underlying mutual fund average net assets, after expense reimbursement)



                                                             MANAGEMENT     OTHER       12B-1     TOTAL MUTUAL
                                                                FEES        EXPENSES    FEES      FUND EXPENSES
Evergreen Variable Trust - Evergreen VA Foundation Fund        0.84%         0.11%      0.00%        0.95%
                                                               -----         -----      -----        -----
Evergreen Variable Trust - Evergreen VA Fund                   0.89%         0.13%      0.00%        1.02%
                                                               -----         -----      -----        -----
Evergreen Variable Trust - Evergreen VA Global Leaders         0.77%         0.24%      0.00%        1.01%
Fund(1)                                                        -----         -----      -----        -----

Evergreen Variable Trust - Evergreen VA Growth and             0.89%         0.12%      0.00%        1.01%
Income Fund(1)                                                 -----         -----      -----        -----

Evergreen Variable Trust - Evergreen VA Omega Fund             0.60%         0.36%      0.00%        0.96%
(formerly, Evergreen VA Aggressive Growth Fund(1))             -----         -----      -----        -----

Evergreen Variable Trust - Evergreen VA Small Cap Value        0.59%         0.42%      0.00%        1.01%
Fund (formerly, Evergreen VA Small Cap Equity Income           -----         -----      -----        -----
Fund)

Evergreen Variable Trust - Evergreen VA Strategic Income       0.61%         0.23%      0.00%        0.84%
Fund(1)                                                        -----         -----      -----        -----

Fidelity VIP High Income Portfolio                             0.58%         0.11%      0.00%        0.69%
                                                               -----         -----      -----        -----
Fidelity VIP Overseas Portfolio                                0.73%         0.14%      0.00%        0.87%
                                                               -----         -----      -----        -----
Fidelity VIP II Asset Manager Portfolio                        0.53%         0.09%      0.00%        0.62%
                                                               -----         -----      -----        -----
Fidelity VIP II Contrafund(R) Portfolio                        0.58%         0.07%      0.00%        0.65%
                                                               -----         -----      -----        -----
Fidelity VIP III Growth Opportunities Portfolio                0.58%         0.10%      0.00%        0.68%
                                                               -----         -----      -----        -----
NSAT - Government Bond Fund                                    0.50%         0.15%      0.00%        0.65%
                                                               -----         -----      -----        -----
NSAT - Money Market Fund                                       0.39%         0.15%      0.00%        0.54%
                                                               -----         -----      -----        -----



(1) Reflects an agreement to voluntarily limit aggregate operating expenses (including investment advisory fees, but excluding interest, brokerage commissions and extraordinary expenses) to 1.00% of average daily net assets. Absent such an agreement, the actual management fees, other expenses and total mutual fund expenses for the period from January 1, 1999 to December 31, 1999 are shown below.




The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value in calculating the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements.



                                                                 Management      Other          12b-1      Total Mutual
                                                                   Fees         Expenses         Fees      Fund Expenses
       Evergreen Variable Trust - Evergreen VA Fund                0.95%          0.13%          0.00%          1.08%
                                                                   -----          -----          -----          -----
       Evergreen Variable Trust - Evergreen VA Global Leaders      0.95%          0.24%          0.00%          1.19%
       Fund                                                        -----          -----          -----          -----

       Evergreen Variable Trust - Evergreen VA Growth and          0.95%          0.12%          0.00%          1.07%
       Income Fund                                                 -----          -----          -----          -----

       Evergreen Variable Trust - Evergreen VA Small Cap           0.95%          0.42%          0.00%          1.37%
       Value Fund (formerly, Evergreen VA Small Cap Equity         -----          -----          -----          -----
       Income Fund)

       Fidelity VIP Overseas Portfolio                             0.73%          0.18%          0.00%          0.91%
                                                                   -----          -----          -----          -----
       Fidelity VIP II Asset Manager Portfolio                     0.53%          0.10%          0.00%          0.63%
                                                                   -----          -----          -----          -----
       Fidelity VIP II Contrafund(R) Portfolio                     0.58%          0.09%          0.00%          0.67%
                                                                   -----          -----          -----          -----
       Fidelity VIP III Growth Opportunities Portfolio             0.58%          0.11%          0.00%          0.69%
                                                                   -----          -----          -----          -----

EXAMPLE


The following chart shows the expenses (in dollars) that would be incurred under this contract assuming a $1,000 investment, 5% annual return, and no change in expenses. These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown below. The example reflects expenses of both the variable account and the underlying mutual funds. The example reflects the standard 7 year CDSC schedule and the maximum amount of variable account charges that could be assessed to a contract (1.40%). Deductions for premium taxes are not reflected but may apply.



                                     If you surrender your      If you do not surrender           If you annuitize your contract
                                  contract at the end of the    your contract at the end          at the end of the applicable
                                    applicable time period      of the applicable time period             time period


                                    1     3      5      10      1       3      5     10     1       3       5       10
                                   Yr.   Yrs.   Yrs.    Yrs.    Yr.    Yrs.   Yrs.   Yrs.   Yr.    Yrs.    Yrs.     Yrs.
Evergreen Variable                 88    121    157     277     25     76     130    277     *      76     130      277
Trust-Evergreen VA Foundation      --    ---    ---     ---     --     --     ---    ---            --     ---      ---
Fund

Evergreen Variable                 88    123    160     284     25     78     133    284     *      78     133      284
Trust-Evergreen VA Fund            --    ---    ---     ---     --     --     ---    ---            --     ---      ---


Evergreen Variable Trust-          88    123    160     283     25     78     133    283     *      78     133      283
Evergreen VA Global Leaders Fund   --    ---    ---     ---     --     --     ---    ---            --     ---      ---


Evergreen Variable                 88    123    160     283     25     78     133    283     *      78     133      283
Trust-Evergreen VA Growth and      --    ---    ---     ---     --     --     ---    ---            --     ---      ---
Income Fund

Evergreen Variable                 88    121    157     278     25     76     130    278     *      76     130     278
Trust-Evergreen VA Omega Fund      --    ---    ---     ---     --     --     ---    ---            --     ---     ---
(formerly, Evergreen VA
Aggressive Growth Fund)

Evergreen Variable Trust -         88    123    160     283     25     78     133    283     *      78     133     283
Evergreen VA Small Cap Value       --    ---    ---     ---     --     --     ---    ---            --     ---     ---
Fund (formerly, Evergreen VA
Small Cap Equity Income Fund)

Evergreen Variable Trust-          87    117    151     265     24     72     124    265     *      72     124     265
Evergreen VA Strategic Income      --    ---    ---     ---     --     --     ---    ---            --     ---     ---
Fund

Fidelity Variable Insurance        85    113    143     249     22     68     116    249     *      68     116      249
Products Fund- High                --    ---    ---     ---     --     --     ---    ---            --     ---      ---
Income Portfolio

Fidelity Variable Insurance        87    118    153     268     24     73     126    268     *      73     126      268
Products Fund- Overseas            --    ---    ---     ---     --     --     ---    ---            --     ---      ---
Portfolio

Fidelity Variable Insurance        84    110    139     242     21     65     112    242     *      65     112      242
Products Fund II- Asset            --    ---    ---     ---     --     --     ---    ---            --     ---      ---
Manager Portfolio

Fidelity Variable Insurance        85    111    141     245     22     66     114    245     *      66     114      245
Products Fund II- Contrafund(R)    --    ---    ---     ---     --     --     ---    ---            --     ---      ---
Portfolio

Fidelity Variable Insurance        85    112    143     248     22     67     116    248     *      67     116      248
Products Fund III-                 --    ---    ---     ---     --     --     ---    ---            --     ---      ---
Growth Opportunities Portfolio

NSAT- Government Bond Fund         85    111    141     245     22     66     114    245     *      66     114      245
                                   --    ---    ---     ---     --     --     ---    ---            --     ---      ---

NSAT- Money Market Fund            83    108    135     233     20     63     108    233     *      63     108      233
                                   --    ---    ---     ---     --     --     ---    ---            --     ---      ---


* The contracts sold under this prospectus do not permit annuitizations during the first two contract years.

SYNOPSIS OF THE CONTRACTS

The contracts described in this prospectus are modified single purchase payment contracts. The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract" will also mean "certificate." References to "contract owner" will also mean "participant" unless the plan otherwise permits or requires the contract owner to exercise contract rights under the plan terms.

The contracts can be categorized as:

-    Non-Qualified;
- Individual Retirement Annuities purchased with contributions rolled over or transferred from Qualified Plans, Tax Sheltered Annuities or IRAs;
-    SEP IRAs;
-    Roth IRAs; and
- Tax Sheltered Annuities with contributions rolled over or transferred from another Tax Sheltered Annuity or Custodial Account.


For more detailed information with regard to the differences in contract types, please see, "Types of Contracts" later in this prospectus.


MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS


                     MINIMUM INITIAL       MINIMUM
     CONTRACT           PURCHASE          SUBSEQUENT
       TYPE              PAYMENT           PAYMENTS

Non-Qualified            $15,000            $1,000

IRA                      $15,000            $1,000

Roth IRA                 $15,000            $1,000

Tax Sheltered            $15,000            $1,000
Annuity


Subsequent purchase payments are not permitted for contracts purchased in the states of New York, Oregon, and Washington and may not be permitted in other states under certain circumstances.

CHARGES AND EXPENSES

Nationwide deducts a Mortality and Expense Risk Charge equal to an annual rate of 1.25% of the daily net assets of the variable account. Nationwide assesses these charges in return for bearing certain mortality and administrative risks.


Nationwide deducts an Administration Charge equal to an annual rate of 0.15% of the daily net assets of the variable account. Nationwide assesses this charge for reimbursement of administrative expenses relating to contract issuance and maintenance.


Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a CDSC if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments surrendered.

ANNUITY PAYMENTS

Annuity payments begin on the annuitization date. The payments will be based on the annuity payment option chosen at the time of application (see "Annuity Payment Options").

TAXATION


How the contracts are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Nationwide will charge against the contract any premium taxes levied by any governmental authority (see "Federal Tax Considerations" and "Premium Taxes").


TEN DAY FREE LOOK

Contract owners may return the contract for any reason within ten days of receipt and Nationwide will refund the contract value or other amounts required by law (see "Right to Revoke").

FINANCIAL STATEMENTS

Financial statements for the variable account and Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained without charge by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.

CONDENSED FINANCIAL INFORMATION


The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of variable account charges, which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Variable Payment Annuity"). Please refer to Appendix B for information regarding each class of accumulation units.


NATIONWIDE LIFE INSURANCE COMPANY

Nationwide is a stock life insurance company organized under Ohio law in March, 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia and Puerto Rico.


NATIONWIDE INVESTMENT SERVICES CORPORATION



The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), Two Nationwide Plaza, Columbus, Ohio 43215. (For contracts issued in the State of Michigan, all references to NISC shall mean Nationwide Investment Svcs. Corporation.) NISC is a wholly owned subsidiary of Nationwide Life Insurance Company.



TYPES OF CONTRACTS



The contracts described in this prospectus are classified according to the tax treatment they are subject to under the Internal Revenue Code. The following is a general description of the various types of contracts. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on the type of contract.



NON-QUALIFIED CONTRACTS



A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Internal Revenue Code, and which is not an IRA, a Roth IRA, a SEP IRA, or a Tax Sheltered Annuity.



Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract a required period.



Non-Qualified Contracts that are owned by natural persons allow for the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.



INDIVIDUAL RETIREMENT ANNUITIES (IRAS)



Individual Retirement Annuities are contracts that are issued by insurance companies and satisfy the following requirements:



- the contract is not transferable by the owner; o the premiums are not fixed;



- the annual premium cannot exceed $2,000 (although rollovers of greater amounts from qualified plans, tax-sheltered annuities and other IRAs can be received);



- certain minimum distribution requirements must be satisfied after the owner attains the age of 70-1/2;



-    the entire interest of the owner in the contract is nonforfeitable; and



- after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.



Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.



Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.



IRAs may receive rollover contributions from other Individual Retirement Accounts and Individual Retirement Annuities, from Tax Sheltered Annuities, and from qualified retirement plans, including 401(k) plans.

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established.



SIMPLIFIED EMPLOYEE PENSION IRAS (SEP IRAS)



A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.



An employee may make deductible contributions to a SEP IRA in the same way, and with the same restrictions and limitations, as for an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Internal Revenue Code and the written plan.



A SEP IRA plan established by an employer must satisfy certain requirements:



-    minimum participation rules;



-    top-heavy contribution rules;



-    nondiscriminatory allocation rules; and



-    requirements regarding a written allocation formula.



In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.



ROTH IRAS



Roth IRA contracts are contracts that are issued by insurance companies and satisfy the following requirements:



-    the contract is not transferable by the owner;



-    the premiums are not fixed;



- the annual premium cannot exceed $2,000 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);



-    the entire interest of the owner in the contract is nonforfeitable; and



- after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.



A Roth IRA can receive a rollover from an IRA; however, the amount rolled over from the IRA to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.



There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to roll over amounts from an IRA to a Roth IRA. For further details regarding Roth IRAs, please refer to the disclosure statement that should have been received when the Roth IRA was established.



TAX SHELTERED ANNUITIES



Certain tax-exempt organizations (described in section 501(c)(3) of the Internal Revenue Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.



Purchase payments made to Tax Sheltered Annuities are excludible from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.



The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred. Certain minimum distribution requirements must be satisfied after the owner attains the age of 70-1/2, and after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the required period of time.



QUALIFIED PLANS



Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a qualified plan.


INVESTING IN THE CONTRACT

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS


Nationwide Variable Account-6 is a variable account that invests in the underlying mutual funds listed in Appendix A. Nationwide established the variable account on February 2, 1994, pursuant to Ohio law. Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.


Income, gains, and losses credited to, or charged against, the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to contract owners under the contracts.


The variable account is divided into sub-accounts, each corresponding to a single underlying mutual fund. Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions. There are two sub-accounts for each underlying mutual fund. One sub-account contains shares attributable to accumulation units under Non-Qualified Contracts. The other contains shares attributable to accumulation units under Individual Retirement Annuities, Roth IRAs, and Tax Sheltered Annuities.


Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

     1) shares of a current underlying mutual fund are no longer available for investment; or

     2)   further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC and state insurance departments.

THE FIXED ACCOUNT

The fixed account is an investment option that is funded by assets of Nationwide's general account. The general account contains all of Nationwide's assets other than those in other Nationwide separate accounts. It is used to support Nationwide's annuity and insurance obligations and may contain compensation for mortality and expense risks. The general account is not subject to the same laws as the variable account and the SEC has not reviewed material in this prospectus relating to the fixed account. However, information relating to the fixed account is subject to federal securities laws relating to accuracy and completeness of prospectus disclosure.

Purchase payments will be allocated to the fixed account by election of the contract owner.

The investment income earned by the fixed account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of fixed account allocations:

- New Money Rate - The rate credited on the fixed account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.

- Variable Account to Fixed Rate - Allocations transferred from any of the underlying investment options in the variable account to the fixed account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the variable account to the fixed account.

- Renewal Rate - The rate available for maturing fixed account allocations which are entering a new guarantee period. The contract owner will be notified of this rate in a letter issued with the quarterly statements when any of the money in the contract owner's fixed account matures. At that time, the contract owner will have an opportunity to leave the money in the fixed account and receive the Renewal Rate or the contract owner can move the money to any of the other underlying mutual fund options.

- Dollar Cost Averaging Rate - From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program.


All of these rates are subject to change on a daily basis; however, once applied to the fixed account, the interest rates are guaranteed until the end of the calendar quarter during which the 12 month anniversary of the fixed account allocation occurs.

Credited interest rates are annualized rates - the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.

The guaranteed rate for any purchase payment will be effective for not less than twelve months. Nationwide guarantees that the rate will not be less than 3% per year.

Any interest in excess of 3.0% will be credited to fixed account allocations at Nationwide's sole discretion. The contract owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum guarantee of 3.0% for any given year.


Nationwide guarantees that the fixed account contract value will not be less than the amount of the purchase payments allocated to the fixed account, plus interest credited as described above, less surrenders and any applicable charges including CDSC.


CHARGES AND DEDUCTIONS

MORTALITY AND EXPENSE RISK CHARGES

Nationwide deducts a Mortality and Expense Risk Charge from the variable account. This amount is computed on a daily basis, and is equal to an annual rate of 1.25% of the daily net assets of the variable account.


The Mortality Risk Charge compensates Nationwide for guaranteeing the annuity purchase rates of the contracts. This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population.


The Expense Risk Charge compensates Nationwide for guaranteeing that administration charges will not increase regardless of actual expenses.

If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide.



ADMINISTRATION CHARGE

Nationwide deducts an Administration Charge from the variable account. This amount is computed on a daily basis and is equal to an annual rate of to 0.15% of the daily net assets of the variable account. This charge is designed to reimburse Nationwide for administrative expenses related to the issuance and maintenance of the contracts.

If the Administration Charge is insufficient to cover actual expenses, the loss is borne by Nationwide.

CONTINGENT DEFERRED SALES CHARGE

No sales charge deduction is made from the purchase payments when amounts are deposited into the contracts. However, if any part of the contract is surrendered, Nationwide will deduct a CDSC. The CDSC will not exceed 7% of purchase payments surrendered.


The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount of purchase payments surrendered. For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a surrender is usually treated as a withdrawal of earnings first).


The CDSC applies as follows:



 NUMBER OF YEARS FROM DATE               CDSC
    OF PURCHASE PAYMENT               PERCENTAGE
             0                            7%
             1                            6%
             2                            5%
             3                            4%
             4                            3%
             5                            2%
             6                            1%
             7                            0%


The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general account, which may indirectly include portions of variable account charges, since

Nationwide may generate a profit from these charges.

The maximum amount paid to selling agents on these contracts is 6.25% of purchase payments. In addition to commissions paid by Nationwide, additional forms of compensation or incentives may be paid to sales agents by the broker-dealer firm with which they are associated. Incentives may include payment for attendance at seminars, lunches, dinners, sporting events or theater performances; or payment for travel, lodging and entertainment expenses incurred with travel by sales agents and their immediate families. Sales agents may elect to receive cash incentives of equivalent amounts in lieu of such payments.


All or a portion of any withdrawal may be subject to federal income taxes. Contract owners taking withdrawals before age 59-1/2 may be subject to a 10% tax penalty.


Waiver of Contingent Deferred Sales Charge

Each contract year, the contract owner may withdraw without a CDSC the greater of:

     (a)  10% of all purchase payments; or

     (b) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This CDSC-free privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.

In addition, no CDSC will be deducted:

     (1) upon the annuitization of contracts which have been in force for at least two years;

     (2)  upon payment of a death benefit; or

     (3) from any values which have been held under a contract for at least 7 years.

No CDSC applies to transfers among sub-accounts or between or among the fixed account or the variable account. Nationwide may waive the CDSC if a contract described in this prospectus is exchanged for another Nationwide contract (or a contract of any of its affiliated insurance companies). A CDSC may apply to the contract received in the exchange. Sales without commissions or other standard distribution expenses can result in the waiver or reduction of CDSC.

A contract held by a Charitable Remainder Trust may withdraw CDSC-free the greater of (a) or (b), where:

     (a) is the amount which would otherwise be available for withdrawal without a CDSC; and

     (b) is the difference between the total purchase payments made to the contract as of the date of the withdrawal (reduced by previous withdrawals) and the contract value at the close of the day prior to the date of the withdrawal.

The contract owner may be subject to income tax on all or a portion of any such withdrawals and to a tax penalty if the contract owner takes withdrawals prior to age 59-1/2 (see "Non-Qualified Contracts - Natural Persons as Contract Owners").

The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.

PREMIUM TAXES


Nationwide will charge against the contract value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5.0%. This range is subject to change. The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.


If applicable, Nationwide will deduct premium taxes from the contract either at:

     (1)  the time the contract is surrendered;

     (2)  annuitization; or

     (3)  such other date as Nationwide becomes subject to premium taxes.

Premium taxes may be deducted from death benefit proceeds.

CONTRACT OWNERSHIP

The contract owner has all rights under the contract, including the right to designate and change any designations of the contract owner, annuitant, contingent annuitant, beneficiary, contingent beneficiary, annuity payment option, and annuity commencement date. Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

Contract owners of Non-Qualified Contracts may name a new contract owner at any time before the annuitization date. Any change of contract owner automatically revokes any prior contract owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

A change in contract ownership must be submitted in writing and recorded at Nationwide's home office. Once recorded, the change will be effective as of the date signed. However, the change will not affect any payments made or actions taken by Nationwide before it was recorded.

The contract owner may also request a change in the annuitant, contingent annuitant, contingent owner, beneficiary, or contingent beneficiary before the annuitization date. These changes must be:

     -    on a Nationwide form;

     -    signed by the contract owner; and

     -    received at Nationwide's home office before the annuitization date.

Nationwide must review and approve any change requests. If the contract owner is not a natural person and there is a change of the annuitant, distributions will be made as if the contract owner died at the time of the change.

JOINT OWNERSHIP

Joint owners each own an undivided interest in the contract.

Contract owners can name a joint owner at any time before annuitization subject to the following conditions:

     -    joint owners can only be named for Non-Qualified Contracts;

     - joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners;

     - the exercise of any ownership right in the contract will generally require a written request signed by both joint owners;

     - an election in writing signed by both contract owners must be made to authorize Nationwide to allow the exercise of ownership rights independently of either joint owner; and

     - Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

CONTINGENT OWNERSHIP

The contingent owner is entitled to certain benefits under the contract, if a contract owner who is NOT the annuitant dies before the annuitization date, and there is no surviving joint owner.

The contract owner may name or change a contingent owner at any time before the annuitization date. To change the contingent owner, a written request must be submitted to Nationwide. Once Nationwide has recorded the change, it will be effective as of the date it was signed, whether or not the contract owner was living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

ANNUITANT

The annuitant is the person designated to receive annuity payments during annuitization of the contract and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an annuitant of greater age. The annuitant may be changed prior to the annuitization date with the consent of Nationwide.

BENEFICIARY AND CONTINGENT BENEFICIARY

The beneficiary is the person who is entitled to the death benefit if the annuitant dies before the annuitization date and there is no joint owner. The contract owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

The contract owner may change the beneficiary or contingent beneficiary during the annuitant's lifetime by submitting a written request to Nationwide. Once recorded, the change will be effective as of the date it was signed, whether or not the annuitant was living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

OPERATION OF THE CONTRACT

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS


   CONTRACT         MINIMUM INITIAL        MINIMUM
    TYPE            PURCHASE PAYMENT      SUBSEQUENT
                                           PAYMENTS

Non-Qualified            $15,000            $1,000

IRA                      $15,000            $1,000

Roth IRA                 $15,000            $1,000

Tax Sheltered            $15,000            $1,000
Annuity

Subsequent purchase payments are not permitted for contracts purchased in the states of New York, Oregon, and Washington and may not be permitted in other states under certain circumstances.

PRICING

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete. If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it. If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically allows Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available accumulation unit value after the payment is received. The cumulative total of all purchase payments under contracts on the life of any one annuitant cannot exceed $1,000,000 without Nationwide's prior consent.

Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

-   New Year's Day                  -   Independence Day
-   Martin Luther King, Jr. Day     -   Labor Day
-   Presidents' Day                 -   Thanksgiving
-   Good Friday                     -   Christmas
-   Memorial Day

Nationwide also will not price purchase payments if:

     (1)  trading on the New York Stock Exchange is restricted;

     (2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

     (3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist.


If Nationwide is closed on days when the New York Stock Exchange is open, contract value may be affected since the contract owner will not have access to their account.


ALLOCATION OF PURCHASE PAYMENTS

Nationwide allocates purchase payments to the sub-accounts and the fixed account as instructed by the contract owner. Shares of the underlying mutual funds allocated to the sub-accounts are purchased at net asset value, then converted into accumulation units. Contract owners can change allocations or make exchanges among the sub-accounts or the fixed account. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any sub-account for any contract owner. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

DETERMINING THE CONTRACT VALUE

The contract value is:

     1) the value of amounts allocated to the sub-accounts of the variable account; and

     2)   amounts allocated to the fixed account.

If part or all of the contract value is surrendered, or charges are assessed against the contract value, Nationwide will deduct a proportionate amount from each sub-account and the fixed account based on current cash values.

Determining Variable Account Value - Valuing an Accumulation Unit

Purchase payments or transfers allocated to sub-accounts are accounted for in accumulation units. Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual funds for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period. For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor for any particular sub-account is determined by dividing (a) by (b), and then subtracting (c) from the result, where

(a) is:

     (1) the net asset value of the underlying mutual fund as of the end of the current valuation period; and


     (2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the ex-dividend date occurs during the current valuation period).

          (b) is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period.

          (c) is a factor representing the daily variable account charges. The factor is equal to an annual rate of 1.40% of the daily net assets of the variable account.

Based on the net investment factor, the value of an accumulation unit may increase or decrease. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

Determining Fixed Account Value

Nationwide determines the value of the fixed account by:

     1) adding all amounts allocated to the fixed account, minus amounts previously transferred or withdrawn; and

     2)   adding any interest earned on the amounts allocated.


TRANSFERS PRIOR TO ANNUITIZATION


Transfers from the Fixed Account to the Variable Account

Fixed account allocations may be transferred to the variable account only upon reaching the end of an Interest Rate Guarantee Period. Normally, Nationwide will permit 100% of such fixed account allocations to be transferred to the variable account; however Nationwide may, under certain economic conditions and at its discretion, limit the maximum transferable amount. Under no circumstances will the maximum transferable amount be less than 10% of the fixed account allocation reaching the end of an Interest Rate Guarantee Period. Transfers of the fixed account allocations must be made within 45 days after reaching the end of an Interest Rate Guarantee Period.

Contract owners who use Dollar Cost Averaging may transfer from the fixed account to the variable account under the terms of that program (see "Dollar Cost Averaging").

Transfers to the Fixed Account

Variable account allocations may be transferred to the fixed account at any time. Normally, Nationwide will not restrict transfers from the variable account to the fixed account; however, Nationwide may establish a maximum transfer limit from the variable account to the fixed account. Except as noted below, under no circumstances will the transfer limit be less than 10% of the current value of the variable account, less any transfers made in the 12 months preceding the date the transfer is requested, but not including transfers made prior to the imposition of the transfer limit. However, where permitted by state law, Nationwide reserves the right to refuse transfers or purchase payments to the fixed account from the variable account when the fixed account value is greater than or equal to 30% of the contract value at the time the purchase payment is made or the transfer is requested.


Transfers Among the Sub-Accounts



Allocations may be transferred among the sub-accounts once per valuation date.


TRANSFERS AFTER ANNUITIZATION

After annuitization, transfers may only be made on the anniversary of the annuitization date.

TRANSFER REQUESTS

Nationwide will accept transfer requests in writing or over the telephone. Nationwide will use reasonable procedures to confirm that telephone instructions are genuine and will not be liable for following telephone instructions that it reasonably determined to be genuine. Nationwide may withdraw the telephone exchange privilege upon 30 days written notice to contract owners.

Amounts transferred to the variable account will receive the accumulation unit value next determined after the transfer request is received.
Interest Rate Guarantee Period

The interest rate guarantee period is the period of time that the fixed account interest rate is guaranteed to remain the same.

For new purchase payments allocated to the fixed account, or transfers to the fixed account from the variable account this period begins on the date of deposit or transfer and ends on the one year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to 3 months beyond the 1 year anniversary because guaranteed terms end on the last day of a calendar quarter.

During an interest rate guarantee period, transfers cannot be made from the fixed account, and amounts transferred to the fixed account must remain on deposit.

Market Timing Firms

Some contract owners may use market timing firms or other third parties to make transfers on their behalf. Generally, in order to take advantage of perceived market trends, market-timing firms will submit transfer or exchange requests on behalf of multiple contract owners at the same time. Sometimes this can result in unusually large transfers of funds. These large transfers might interfere with the ability of Nationwide or the underlying mutual fund to process transactions. This can potentially disadvantage contract owners not using market-timing firms. To avoid this, Nationwide may modify transfer and exchange rights of contract owners who use market timing firms (or other third parties) to transfer or exchange funds on their behalf.

The exchange and transfer rights of individual contract owners will not be modified in any way when instructions are submitted directly by the contract owner, or by the contract owner's representative (as authorized by the execution of a valid Nationwide Limited Power of Attorney Form).

To protect contract owners, Nationwide may refuse exchange and transfer requests:

- submitted by any agent acting under a power of attorney on behalf of more than one contract owner; or

- submitted on behalf of individual contract owners who have executed pre-authorized exchange forms which are submitted by market timing firms (or other third parties) on behalf of more than one contract owner at the same time.

Nationwide will not restrict exchange rights unless Nationwide believes it to be necessary for the protection of all contract owners.

RIGHT TO REVOKE

Contract owners have a ten day "free look" to examine the contract. The contract may be returned to Nationwide's home office for any reason within ten days of receipt and Nationwide will refund the contract value or another amount required by law. The refunded contract value will reflect the deduction of any contract charges, unless otherwise required by law. All IRA, SEP IRA and Roth IRA refunds will be a return of purchase payments. State and/or federal law may provide additional free look privileges.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation. Any additional amounts refunded to the contract owner will be paid by Nationwide.

SURRENDER (REDEMPTION)

Contract owners may surrender some or all of their contract value before the earlier of the annuitization date or the annuitant's death. Surrender requests must be in writing and Nationwide may require additional information. When taking a full surrender, the contract must accompany the written request. Nationwide may require a signature guarantee.


Nationwide will pay any amount surrendered from the sub-accounts within 7 days. However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.

Partial Surrenders (Partial Redemption)

Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

A CDSC may apply. The contract owner may direct Nationwide to deduct the CDSC either from:

     a)   the amount requested; or

     b) the contract value remaining after the contract owner has received the amount requested.

If the contract owner does not make a specific election, any applicable CDSC will be taken from the contract value remaining after the contract owner has received the amount requested.

Full Surrenders (Full Redemptions)

The contract value upon full surrender may be more or less than the total of all purchase payments made to the contract. The contract value will reflect variable account charges, underlying mutual fund charges and the investment performance of the underlying mutual funds. A CDSC may apply.

SURRENDERS UNDER A TAX SHELTERED ANNUITY

Contract owners of a Tax Sheltered Annuity may surrender part or all of their contract value before the earlier of the annuitization date or the annuitant's death, except as provided below:

A. Contract value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

     1. when the contract owner reaches age 59-1/2, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code
          Section 72(m)(7)); or

     2.   in the case of hardship (as defined for purposes of Internal Revenue
          Code

          Section 401(k)), provided that any such hardship surrender may NOT include any income earned on salary reduction contributions.

B.   The surrender limitations described in Section A also apply to:

     1. salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

     2. earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

     3. all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

C. Any distribution other than the above, including a ten day free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the contract owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

LOAN PRIVILEGE

The loan privilege is ONLY available to owners of Tax Sheltered Annuities. These contract owners can take loans from the contract value beginning 30 days after the contract is issued up to the annuitization date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law.

MINIMUM  & MAXIMUM LOAN AMOUNTS

Contract owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:



                 CONTRACT     MAXIMUM OUTSTANDING LOAN
                 VALUES       BALANCE ALLOWED

NON-ERISA PLANS  up to        up to 80% of contract
                 $20,000      value (not more than
                              $10,000)

                 $20,000      up to 50% of contract
                 and over     value (not more than
                              $50,000*)

ERISA PLANS      All          up to 50% of contract
                              value (not more than
                              $50,000*)


* The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.

Salary reduction Tax Sheltered Annuity loans may be secured only by the contract value.

LOAN PROCESSING FEE


Nationwide may charge a Loan Processing Fee at the time each new loan is processed. If assessed it compensates Nationwide for expenses related to administering and processing loans. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a Loan Processing Fee.


HOW LOAN REQUESTS ARE PROCESSED

All loans are made from the collateral fixed account. Nationwide transfers accumulation units in proportion to the assets in each sub-account to the collateral fixed account until the requested amount is reached. If there are not enough accumulation units available in the contract to reach the requested loan amount, Nationwide next transfers contract value from the fixed account. No CDSC will be deducted on transfers related to loan processing.

INTEREST


The outstanding loan balance in the collateral fixed account is credited with interest until the loan is repaid in full. The credited interest rate will be 2.25% less than the loan interest rate fixed by Nationwide. The credited interest rate is guaranteed never to fall below 3.0%.


Specific loan terms are disclosed at the time of loan application or issuance.

LOAN REPAYMENT

Loans must be repaid in five years. However, if the loan is used to purchase the contract owner's principal residence, the contract owner has 15 years to repay the loan.

Contract owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan. Payments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the sub-accounts in accordance with the contract, unless Nationwide and the contract owner have agreed to amend the contract at a later date on a case by case basis.

DISTRIBUTIONS & ANNUITY PAYMENTS

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

     -    the contract is surrendered;

     -    the contract owner/annuitant dies;

     - the contract owner who is not the annuitant dies prior to annuitization; or

     -    annuity payments begin.

TRANSFERRING THE CONTRACT

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.



GRACE PERIOD & LOAN DEFAULT

If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (please refer to the terms of the loan agreement). If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan. Defaulted amounts, plus interest, are deducted from the contract value when the participant is eligible for a distribution of at least that amount. Additional loans are not available while a previous loan is in default.

ASSIGNMENT

Contract rights are personal to the contract owner and may not be assigned without Nationwide's written consent. IRAs, Roth IRAs and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

A Non-Qualified Contract owner may assign some or all rights under the contract. An assignment must occur before annuitization while the annuitant is alive. Once proper notice of assignment is recorded by Nationwide's home office, the assignment will become effective as of the date the written request was signed.

Nationwide is not responsible for the validity or tax consequences of any assignment. Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the contract owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire contract value may cause the portion of the contract value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

CONTRACT OWNER SERVICES

ASSET REBALANCING

Asset rebalancing is the automatic reallocation of contract values to the sub-accounts on a predetermined percentage basis. Asset rebalancing is not available for assets held in the fixed account. Requests for asset rebalancing must be on a Nationwide form.

Asset rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, asset rebalancing will occur on the next business day.

Asset rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract owners should consult a financial adviser to discuss the use of asset rebalancing.

Nationwide reserves the right to stop establishing new asset rebalancing programs. Nationwide also reserves the right to assess a processing fee for this service.

DOLLAR COST AVERAGING

Dollar Cost Averaging is a long-term transfer program that allows you to make regular, level investments over time. It involves the automatic transfer of a specified amount from certain sub-accounts and the fixed account into other sub-accounts. Nationwide does not guarantee that this program will result in profit or protect contract owners from loss.

Contract owners direct Nationwide to automatically transfer specified amounts from the fixed account, the Fidelity VIP High Income Portfolio, the NSAT-Government Bond Fund, and the NSAT-Money Market Fund to any other underlying mutual fund.

Dollar Cost Averaging from the Fixed Account

Transfers from the fixed account must be less than or equal to or less than 1/30th of the fixed account value at the time the program is requested. A dollar cost averaging program which transfers amounts from the fixed account to the variable account is not the same as an enhanced rate dollar cost averaging program. Contract owner that wish to utilize dollar cost averaging from the fixed account should first inquire as to whether any enhanced rate dollar cost averaging programs are available.

Enhanced Rate Dollar Cost Averaging Program

Nationwide may, from time to time, offer enhanced rate dollar cost averaging programs. Dollar cost averaging transfers for this program may only be made from the fixed account. Such enhanced rate dollar cost averaging programs allow the contract owner to earn a higher rate of interest on assets in the fixed account than would normally be credited when not participating in the program. Each enhanced interest rate is guaranteed for as long as the corresponding program is in effect. Nationwide will process transfers until either amounts in the enhanced rate fixed account are exhausted, or the contract owner instructs Nationwide in writing to stop the transfers. For this program only, when a written request to discontinue transfers is received, Nationwide will automatically transfer the remaining amount in the enhanced rate fixed account to the NSAT Money Market Fund.

Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new dollar cost averaging programs. Nationwide also reserves the right to assess a processing fee for this service.

SYSTEMATIC WITHDRAWALS

Systematic withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for systematic withdrawals and requests to discontinue systematic withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts and the fixed account proportionately unless Nationwide is instructed otherwise. A CDSC may apply.

Nationwide will withhold federal income taxes from systematic withdrawals unless otherwise instructed by the contract owner. The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59-1/2 unless the contract owner has made an irrevocable election of distributions of substantially equal payments.


A CDSC may apply to amounts taken through systematic withdrawals.



If a CDSC applies, the maximum amount that can be withdrawn annually without a CDSC is the greatest of:



     1) 10% of all purchase payments made to the contract as of the withdrawal date; or



     2) an amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.


     3) a percentage of the contract value based on the contract owner's age, as shown in the table below:


        CONTRACT OWNER'S            PERCENTAGE OF
              AGE                   CONTRACT VALUE

        Under age 59-1/2                  5%

   Age 59-1/2 through age 61              7%

     Age 62 through age 64                8%

     Age 65 through age 74               10%

        Age 75 and over                  13%


Contract value and contract owner's age are determined as of the date the request for the withdrawal program is recorded by Nationwide's home office. For joint owners, the older joint owner's age will be used.

If total amounts withdrawn in any contract year exceed the CDSC-free amount described above, those amounts will only be eligible for the 10% of purchase payment CDSC-free withdrawal privilege described in the "Contingent Deferred Sales Charge" section. The total amount of CDSC for that contract year will be determined in accordance with that provision.

The CDSC-free withdrawal privilege for systematic withdrawals is non-cumulative. Free amounts not taken during any contract year cannot be taken as free amounts in a subsequent contract year.

Nationwide reserves the right to stop establishing new systematic withdrawal programs. Nationwide also reserves the right to assess a processing fee for this service. Systematic withdrawals are not available before the end of the ten-day free look period (see "Right to Revoke").

ANNUITY COMMENCEMENT DATE

The annuity commencement date is the date on which annuity payments are scheduled to begin. The contract owner may change the annuity commencement date before annuitization. This change must be in writing and approved by Nationwide.

ANNUITIZING THE CONTRACT

ANNUITIZATION DATE

The annuitization date is the date that annuity payments begin. It will be the first day of a calendar month unless otherwise agreed, and must be at least 2 years after the contract is issued. If the contract is issued to fund a Qualified Plan or Tax Sheltered Annuity plan, annuitization may occur during the first 2 years subject to Nationwide's approval.

ANNUITIZATION

Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the annuitization date, the annuitant must choose:

     (1)  an annuity payment option; and

     (2) either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the contract owner.

FIXED PAYMENT ANNUITY

A fixed payment annuity is an annuity where the amount of the annuity payment remains level.


The first payment under a fixed payment annuity is determined on the annuitization date on an "age last birthday basis" by:

     1)   deducting applicable premium taxes from the total contract value; then

     2) applying the contract value amount specified by the contract owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.

VARIABLE PAYMENT ANNUITY

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.

The first payment under a variable payment annuity is determined on the annuitization date on an "age last birthday basis" by:

     1)   deducting applicable premium taxes from the total contract value; then

     2) applying the contract value amount specified by the contract owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of annuity units that will represent each monthly payment. This is done by dividing the dollar amount of the first payment by the value of an annuity unit as of the annuitization date. This number of annuity units remains fixed during annuitization.

The second and subsequent payments are determined by multiplying the fixed number of annuity units by the annuity unit value for the valuation period in which the payment is due. The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds. Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

ASSUMED INVESTMENT RATE

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity. Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment. The assumed investment rate of 3.5% is the percentage rate of return required to maintain level variable annuity payments. Subsequent variable annuity payments may be more or less than the first based on whether actual investment performance is higher or lower than the assumed investment rate of 3.5%.

VALUE OF AN ANNUITY UNIT

Annuity unit values for sub-accounts are determined by multiplying the net investment factor for the valuation period for which the annuity unit is being calculated by the immediately preceding valuation period's annuity unit value, and multiplying the result by an interest factor to neutralize the assumed investment rate of 3.5% per annum built into the variable payment annuity purchase rate basis in the contracts.

EXCHANGES AMONG UNDERLYING MUTUAL FUNDS


Exchanges among underlying mutual funds during annuitization must be in writing. Exchanges may only be made on each anniversary of the annuitization date.


FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS

Payments are made based on the annuity payment option selected, unless:

     - the amount to be distributed is less than $5,000, in which case Nationwide may make one lump sum payment of the contract value; or

     - an annuity payment would be less than $50, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $50. Payments will be made at least annually.

ANNUITY PAYMENT OPTIONS

Contract owners must elect an annuity payment option before the annuitization date. The annuity payment options are:

(1) LIFE ANNUITY - An annuity payable periodically, but at least annually, for the lifetime of the annuitant. Payments will end upon the annuitant's death. For example, if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment. The annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

(2) JOINT AND LAST SURVIVOR ANNUITY - An annuity payable periodically, but at least annually, during the joint lifetimes of the annuitant and a designated second individual. If one of these parties dies, payments will continue for the lifetime of the survivor. As is the case under option 1, there is no guaranteed number of payments. Payments end upon the death of the last surviving party, regardless of the number of payments received.

(3) LIFE ANNUITY WITH 120 OR 240 MONTHLY PAYMENTS GUARANTEED - An annuity payable monthly during the lifetime of the annuitant. If the annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the annuitant at the time the annuity payment option was elected.

     The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum. The present value will be computed as of the date Nationwide receives the notice of the annuitant's death.

Not all of the annuity payment options may be available in all states. Contract owners may request other options before the annuitization date. These options are subject to Nationwide's approval.

No distribution for Non-Qualified Contracts will be made until an annuity payment option has been elected. IRAs and Tax Sheltered Annuities are subject to the "minimum distribution" requirements set forth in the plan, contract, and the Internal Revenue Code.

DEATH BENEFITS

DEATH OF CONTRACT OWNER - NON-QUALIFIED CONTRACTS

If the contract owner who is not the annuitant dies before the annuitization date, the joint owner becomes the contract owner. If no joint owner is named, the contingent owner becomes the contract owner. If no contingent owner is named, the last surviving contract owner's estate becomes the contract owner.

If the contract owner and annuitant are the same, and the contract owner/annuitant dies before the annuitization date, the contingent owner will not have any rights in the contract unless the contingent owner is also the beneficiary.

Distributions under Non-Qualified Contracts will be made pursuant to the "Required Distributions for Non-Qualified Contracts" provision.

DEATH OF ANNUITANT - NON-QUALIFIED CONTRACTS

If the annuitant who is not the contract owner dies before the annuitization date, a death benefit is payable to the beneficiary unless a contingent annuitant is named. If a contingent annuitant is named, the contingent annuitant becomes the annuitant and no death benefit is payable.

If no beneficiaries survive the annuitant, the contingent beneficiary receives the death benefit. Contingent beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiaries or contingent beneficiaries survive the annuitant, the contract owner or the last surviving contract owner's estate will receive the death benefit.

If the annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH OF CONTRACT OWNER/ANNUITANT

If a contract owner who is also the annuitant dies before the annuitization date, a death benefit is payable according to the "Death of the Annuitant - Non-Qualified Contracts" provision.

If the contract owner/annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

HOW THE DEATH BENEFIT VALUE IS DETERMINED

The death benefit value is determined as of the date Nationwide receives:

     (1)  proper proof of the annuitant's death;

     (2)  an election specifying the distribution method; and

     (3)  any state required form(s).

The beneficiary may elect to receive the death benefit:

     (1)  in a lump sum;

     (2)  as an annuity; or

     (3)  in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the annuitant's death.

DEATH BENEFIT PAYMENT

For contracts issued on or after May 1, 1998 or the date on which state insurance authorities approved applicable contract modifications,

If the annuitant dies prior to his or her 86th birthday, the dollar amount of the death benefit will be the greatest of:

     1)   the contract value;

     2) the sum of all purchase payments, less an adjustment for amounts surrendered; or

     3) the contract value as of the most recent five year contract anniversary, less an adjustment for amounts surrendered since that five year contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

If the annuitant dies on or after his or her 86th birthday and prior to annuitization, the death benefit will equal the contract value.

For contracts issued prior to May 1, 1998 or a date prior to which state insurance authorities approved applicable contract modifications:

If the annuitant dies prior to his or her 86th birthday, the dollar amount of the death benefit will be the greatest of:

     1)   the contract value;

     2)   the sum of all purchase payments, less amounts surrendered; or

     3) the contract value as of the most recent five year contract anniversary, less amounts surrendered since that five year contract anniversary.

If the annuitant dies on or after his or her 86th birthday and prior to annuitization, the death benefit will equal the contract value

If the annuitant dies after the annuitization date, any payment that may be payable will be determined according to the selected annuity payment option.

REQUIRED DISTRIBUTIONS

REQUIRED DISTRIBUTIONS FOR NON-QUALIFIED CONTRACTS

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made according to those requirements:

     1) If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death;

     2) If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner's death, provided however:

          a) any interest payable to or for the benefit of a natural person (referred to herein as a "designated beneficiary"), may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations;

          b) if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.

In the event that the contract owner is not a natural person (e.g., a trust or corporation), then, for purposes of these distribution provisions:

          a) the death of the annuitant will be treated as the death of a contract owner;

          b) any change of annuitant will be treated as the death of a contract owner; and

          c) in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

The designated beneficiary must elect a method of distribution and notify Nationwide of this election within 60 days of the contract owner's death.



REQUIRED DISTRIBUTIONS FOR TAX SHELTERED ANNUITIES

Distributions from Tax Sheltered Annuities will be made according to the Minimum Distribution and Incidental Benefit ("MDIB") provisions of Section 401(a)(9) of the Internal Revenue Code. Distributions will be made to the annuitant according to the selected annuity payment option over a period not longer than:

     a) the life of the annuitant or the joint lives of the annuitant and the annuitant's designated beneficiary; or

     b) a period not longer than the life expectancy of the annuitant or the joint life expectancies of the annuitant and the annuitant's designated beneficiary.

Required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the annuitant.

If the annuitant's entire interest in a Tax Sheltered Annuity will be distributed in equal or substantially equal payments over a period described in
a) or b), the payments will begin on the required beginning date. The required beginning date is the later of:

     a) April 1 of the calendar year following the calendar year in which the annuitant reaches age 70-1/2; or

     b)   the annuitant's retirement date.

Provision b) does not apply to any employee who is a 5% owner (as defined in
Section 416 of the Internal Revenue Code) with respect to the plan year ending in the calendar year when the employee attains the age of 70-1/2.

Distributions commencing on the required distribution date must satisfy MDIB provisions set forth in the Internal Revenue Code. Those provisions require that distribution cannot be less than the amount determined by dividing the annuitant's interest in the Tax Sheltered Annuity by the end of the previous calendar year by:

     a)   the annuitant's life expectancy, or if applicable;

     b) the joint and survivor life expectancy of the annuitant and the annuitant's beneficiary.

The life expectancies and joint life expectancies are determined by reference to Treasury Regulation 1.72-9.

If the annuitant dies before distributions begin, the interest in the Qualified Contract or Tax Sheltered Annuity must be distributed by December 31 of the calendar year in which the fifth anniversary of the annuitant's death occurs unless:

     a) the annuitant names his or her surviving spouse as the beneficiary and the spouse chooses to receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year in which the annuitant would have attained age 70-1/2; or

     b) the annuitant names a beneficiary other than his or her surviving spouse and the beneficiary elects to receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than December 31 of the year following the year in which the annuitant dies.

If the annuitant dies after distributions have begun, distributions must continue at least as rapidly as under the schedule used before the annuitant's death.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

REQUIRED DISTRIBUTIONS FOR INDIVIDUAL RETIREMENT ANNUITIES

Distributions from an Individual Retirement Annuity must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70-1/2. Distribution may be paid in a lump sum or in substantially equal payments over:

     a) the contract owner's life or the lives of the contract owner and his or her spouse or designated beneficiary; or

     b) a period not longer than the life expectancy of the contract owner or the joint life expectancy of the contract owner and the contract owner's designated beneficiary.

If the contract owner dies before distributions begin, the interest in the Individual Retirement Annuity must be distributed by December 31 of the calendar year in which the fifth anniversary of the contract owner's death occurs, unless:

     a) the contract owner names his or her surviving spouse as the beneficiary and such spouse chooses to:

          1) treat the contract as an Individual Retirement Annuity established for his or her benefit; or

          2) receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year in which the contract owner would have reached age 70-1/2; or

     b) the contract owner names a beneficiary other than his or her surviving spouse and such beneficiary elects to receive a distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than December 31 of the year following the year of the contract owner's death.

Required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Individual Retirement Annuity or Individual Retirement Account of the contract owner.

If the contract owner dies after distributions have begun, distributions must continue at least as rapidly as under the schedule being used before the contract owner's death. However, a surviving spouse who is the beneficiary under the annuity payment option may treat the contract as his or her own, in the same manner as is described in section (a)(1) of this provision.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

A portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuity must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non-taxable distributions for all years, and the total balance of all Individual Retirement Annuities.

Individual Retirement Annuity distributions will not receive the favorable tax treatment of a lump sum distribution from a Qualified Plan. If the contract owner dies before the entire interest in the contract has been distributed, the balance will also be included in his or her gross estate.


REQUIRED DISTRIBUTIONS FOR ROTH IRAS

The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime.

When the contract owner dies, the interest in the Roth IRA must be distributed by December 31 of the calendar year in which the fifth anniversary of his or her death occurs, unless:

     a) the contract owner names his or her surviving spouse as the beneficiary and the spouse chooses to:

          1) treat the contract as a Roth IRA established for his or her benefit; or

          2) receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year following the year in which the contract owner would have reached age 70-1/2; or

     b) the contract owner names a beneficiary other than his or her surviving spouse and the beneficiary chooses to receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than December 31 of the year following the year in which the contract owner dies.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions" (see "Federal Tax Considerations").

FEDERAL TAX CONSIDERATIONS


FEDERAL INCOME TAXES



The tax consequences of purchasing a contract described in this prospectus will depend on:



-    the type of contract purchased;



-    the purposes for which the contract is purchased; and



- the personal circumstances of individual investors having interests in the contracts.



See "Synopsis of the Contracts" for a brief description of the various types of contracts and the different purposes for which the contracts may be purchased.



Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.



If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401, 408(a), and 403(b)(7) of the Internal Revenue Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.



The following is a brief summary of some of the federal income tax considerations related to the contracts. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Nothing in this prospectus should be considered to be tax advice. Contract owners and prospective contract owners are encouraged to consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.



The Internal Revenue Code sets forth different income tax rules for the following types of annuity contracts:



-    IRAs;



-    SEP IRAs;



-    Roth IRAs;



-    Tax Sheltered Annuities; and



-    "Non-Qualified Annuities."



IRAs and SEP IRAs



Distributions from IRAs and SEP IRAs are generally taxed when received. If any of the amount contributed to the IRA was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.



If distributions of income from an IRA are made prior to the date that the owner attains the age of 59-1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:



-    made to a beneficiary on or after the death of the owner;



- attributable to the owner becoming disabled (as defined in the Internal Revenue Code;



- part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;



-    used for qualified higher education expenses; or



- used for expenses attributable to the purchase of a home for a qualified first-time buyer.



Roth IRAs



Distributions of earnings from Roth IRAs are taxable or non-taxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:



-    it is made on or after the date on which the contract owner attains age
     59-1/2;



- it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;



-    it is attributable to the contract owner's disability; or



- it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.



The five year rule generally is satisfied if the distribution is not made within the five taxable year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.



A qualified distribution is not included in gross income for federal income tax purposes.



A non-qualified distribution is not includible in gross income to the extent that the distribution, when added to all previous distributions, does not exceed that total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of the aggregate amount of contributions will be included in the contract owner's gross income in the year that is distributed to the contract owner.



Special rules apply for Roth IRAs that have proceeds received from an IRA prior to January

1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.



If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59-1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:



-    made to a beneficiary on or after the death of the owner;



- attributable to the owner becoming disabled (as defined in the Internal Revenue Code);



- part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;



-    for qualified higher education expenses; or



- used for expenses attributable to the purchase of a home for a qualified first-time buyer.



If the contract owner dies before the contract is completely distributed, the balance may be included in the contract owner's gross estate for tax purposes.



Tax Sheltered Annuities



Distributions from Tax Sheltered Annuities are generally taxed when received. A portion of each distribution is excludable from income based on a formula established pursuant to the Internal Revenue Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.



If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59-1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:



-    made to a beneficiary on or after the death of the owner;



- attributable to the owner becoming disabled as defined in the Internal Revenue Code;



- part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;



-    for qualified higher education expenses;



- used for expenses attributable to the purchase of a home for a qualified first-time buyer; or



- made to the owner after separation from service with his or her employer after age 55.



Non-Qualified Contracts - Natural Persons as Contract Owners



Generally, the income earned inside a Non-Qualified Annuity Contract that is owned by a natural person is not taxable until it is distributed from the contract.



Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment at the time of the distribution. Distributions, for this purpose, include partial surrenders, any portion of the contract that is assigned or pledged; or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.



With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable is based on the ratio between the contract owner's investment in the contract and the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.



In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.



A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as a recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.



The Internal Revenue Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59-1/2. The amount of the penalty is 10% of the portion of any distribution that is includible in gross income. The penalty tax does not apply if the distribution is:



-    the result of a contract owner's death;



- the result of a contract owner's disability, as defined in the Internal Revenue Code;



- one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or



-    is allocable to an investment in the contract before August 14, 1982.



Non-Qualified Contracts - Non-Natural Persons as Contract Owners



The previous discussion related to the taxation of Non-Qualified Contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.



Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Internal Revenue Code. Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.



The non-natural persons rules do not apply to all entity-owned contracts. A contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Internal Revenue Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.



The non-natural persons rules also do not apply to contracts that are:



- acquired by the estate of a decedent by reason of the death of the decedent;



- issued in connection with certain qualified retirement plans and individual retirement plans; or



- purchased by an employer upon the termination of certain qualified retirement plans.



WITHHOLDING



Pre-death distributions from the contracts are subject to federal income tax. Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise. If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:



-    the distribution is made directly to another Tax Sheltered Annuity or IRA;
     or



- the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.



In addition, contract owners may not waive withholding if the distribution is subject to mandatory back-up withholding (if no taxpayer identification number is given or if the Internal

Revenue Service notifies Nationwide that mandatory back-up withholding is required). Mandatory back-up withholding rates are 31% of income that is distributed.



NON-RESIDENT ALIENS



Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed. Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:



     1) provide Nationwide with proof of residency and citizenship (in accordance with Internal Revenue Service requirements); and



     2)   provide Nationwide with an individual taxpayer identification number.



If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.



Another way to avoid the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:



     1) the distribution is connected to the non-resident alien's conduct of business in the United States; and



     2) the distribution is includible in the non-resident alien's gross income for United States federal income tax purposes.



Note that these distributions may be subject to back-up withholding, currently 31%, if a correct taxpayer identification number is not provided.



FEDERAL ESTATE, GIFT, AND GENERATION SKIPPING TRANSFER TAXES



The following transfers may be considered a gift for federal gift tax purposes:



   - a transfer of the contract from one contract owner to another; or



   - a distribution to someone other than a contract owner.



Upon the contract owner's death, the value of the contract may subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.



Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:



     a) an individual who is two or more generations younger than the contract owner; or



     b) certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).



If the contract owner is not an individual, then for this purpose ONLY, "contract owner" refers to any person:



- who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or



- who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.



If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.



CHARGE FOR TAX



Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.



DIVERSIFICATION



Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:



     -    the failure to diversify was accidental;



     -    the failure is corrected; and



     -    a fine is paid to the Internal Revenue Service.



The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.



If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.



TAX CHANGES



The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. For more details, contact your personal tax and/or financial advisor.



STATEMENTS AND REPORTS



Nationwide will mail contract owners statements and reports. Therefore, contract owners should promptly notify Nationwide of any address change.



These mailings will contain:



     -    statements showing the contract's quarterly activity;



     - confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements;



     - semi-annual reports as of June 30 containing financial statements for the variable account; and



     - annual reports as of December 31 containing financial statements for the variable account.



Contract owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.


LEGAL PROCEEDINGS

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on Nationwide.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

In November 1997, two plaintiffs, one who was the owner of a variable life insurance contract and the other who was the owner of a variable annuity contract, commenced a lawsuit in a federal court in Texas against Nationwide and the American Century group of defendants (Robert Young and David D. Distad v. Nationwide Life Insurance Company et al.). In this lawsuit, plaintiffs sought to represent a class of variable life insurance contract owners and variable annuity contract owners whom they claim were allegedly misled when purchasing these variable contracts into believing that the performance of their underlying mutual fund option managed by American Century, whose shares may only be purchased by insurance companies, would track the performance of a mutual fund, also managed by American Century, whose shares are publicly traded. The amended complaint seeks unspecified compensatory and punitive damages. On April 27, 1998, the District Court denied, in part, and granted, in part, motions to dismiss the complaint filed by Nationwide and American Century. The remaining claims against Nationwide allege securities fraud, common law fraud, civil conspiracy, and breach of contract. The District Court, on December 2, 1998, issued an order denying plaintiffs' motion for class certification and the appeals court declined to review the order denying class certification upon interlocutory appeal. On June 11, 1999, the District Court denied the plaintiffs' motion to amend their complaint and reconsider class certification. In January 2000 Nationwide and American Century settled this lawsuit now limited to the claims of the two named plaintiffs. On February 9, 2000 the court dismissed this lawsuit with prejudice.


On October 29, 1998, Nationwide was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by Nationwide and the other named Nationwide affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. No class has been certified. On June 11, 1999, Nationwide and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the Court denied the motion to dismiss the amended complaint filed by Nationwide and the other named defendants. Nationwide intends to defend this lawsuit vigorously.


There can be no assurance that any litigation relating to pricing or sales practices will not have a material adverse effect on Nationwide in the future.

The general distributor, NISC, is not engaged in any litigation of any material nature.


ADVERTISING AND SUB-ACCOUNT PERFORMANCE SUMMARY

A "yield" and "effective yield" may be advertised for the NSAT-Money Market Fund. "Yield" is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the NSAT-Money Market Fund's units. Yield is an annualized figure, which means that it is assumed that the NSAT-Money Market Fund generates the same level of net income over a 52-week period. The "effective yield" is calculated similarly but includes the effect of assumed compounding, calculated under rules prescribed by the SEC. The effective yield will be slightly higher than yield due to this compounding effect.

Nationwide may advertise the performance of a sub-account in relation to the performance of other variable annuity sub-accounts, underlying mutual fund options with similar or different objectives, or the investment industry as a whole. Other investments to which the sub-accounts may be compared include, but are not limited to:

     -    precious metals;

     -    real estate;

     -    stocks and bonds;

     -    closed-end funds;

     -    bank money market deposit accounts and passbook savings;

     -    CDs; and

     -    the Consumer Price Index.

Market Indexes

The sub-accounts will be compared to certain market indexes, such as:

     -    S&P 500;

     -    Shearson/Lehman Intermediate Government/Corporate Bond Index;

     -    Shearson/Lehman Long-Term Government/Corporate Bond Index;

     -    Donoghue Money Fund Average;

     -    U.S. Treasury Note Index;

     -    Bank Rate Monitor National Index of 2-1/2 Year CD Rates; and

     -    Dow Jones Industrial Average.

Tracking & Rating Services; Publications

Nationwide's rankings and ratings are sometimes published by other services, such as:

     -    Lipper Analytical Services, Inc.,

     -    CDA/Wiesenberger;

     -    Morningstar;

     -    Donoghue's;

     -    magazines such as:

            Money;
            Forbes;
            Kiplinger's Personal Finance Magazine;
            Financial World;
            Consumer Reports;
            Business Week;
            Time;
            Newsweek;
            National Underwriter; and
            News and World Report;

     -    LIMRA;

     -    Value;

     -    Best's Agent Guide;

     -    Western Annuity Guide;

     -    Comparative Annuity Reports;

     -    Wall Street Journal;

     -    Barron's;

     -    Investor's Daily;

     -    Standard & Poor's Outlook; and

     -    Variable Annuity Research & Data Service (The VARDS Report).


These rating services and publications rank the underlying mutual funds' performance against other funds. These rankings may or may not include the effects of sales charges or other fees.

Financial Rating Services

Nationwide is also ranked and rated by independent financial rating services, among which are Moody's, Standard & Poor's and A.M. Best Company. Nationwide may advertise these ratings. These ratings reflect Nationwide's financial strength or claims-paying ability. The ratings are not intended to reflect the investment experience or financial strength of the variable account.

Some Nationwide advertisements and endorsements may include lists of organizations, individuals or other parties that recommend Nationwide or the contract. Furthermore, Nationwide may occasionally advertise comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

Historical Performance of the Sub-Accounts


Nationwide will advertise historical performance of the sub-accounts. Nationwide may advertise for the sub-account's standardized average annual total return, calculated in a manner prescribed by the SEC, and nonstandardized total return. Average annual total return shows the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual fund has been available in the variable account if it has not been available for one of the prescribed periods). This calculation reflects the standard 7-year CDSC schedule and the deduction of all charges that could be made to the contracts, except for premium taxes, which may be imposed by certain states.

Nonstandardized "total return," calculated similar to standardized average annual total return, shows the percentage rate of return of a hypothetical initial investment of $10,000 for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual fund has been in existence). For those underlying mutual funds which have not been available for one of the prescribed periods, the nonstandardized total return illustrations will show the investment performance the underlying mutual funds would have achieved (reduced by the same charges except the CDSC) had they been available in the variable account for one of the periods. The CDSC is not reflected because the contracts are designed for long term investment. The CDSC, if reflected, would decrease the level of performance shown. An initial investment of $10,000 is assumed because that amount is closer to the size of a typical contract than $1,000, which was used in calculating the standardized average annual total return.

If the underlying mutual fund has been available in the variable account for less than one year (or if the underlying mutual fund has been effective for less than one year), standardized and non-standardized performance is annualized.


The standardized average annual total return and nonstandardized total return quotations are calculated using data for the period ended December 31, 1999. However, Nationwide generally provides performance information more frequently. Information relating to performance of the sub-accounts is based on historical earnings and does not represent or guarantee future results.

                         SUB-ACCOUNT PERFORMANCE SUMMARY

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

                                                                                     10 YEARS OR DATE     DATE FUND
                                                                                      FUND AVAILABLE       ADDED TO
                                                                     5 YEARS TO         IN VARIABLE        VARIABLE
           SUB-ACCOUNT OPTION               1 YEAR TO 12/31/99        12/31/99          ACCOUNT TO         ACCOUNT
                                                                                         12/31/99

Evergreen Variable Trust - Evergreen VA             38.88%                N/A             24.89%           03-03-97
Omega Fund (formerly, Evergreen VA
Aggressive Growth Fund)

Evergreen Variable Trust- Evergreen VA              15.01%                N/A             18.53%           03-01-96
Fund

Evergreen Variable Trust- Evergreen VA               2.75%                N/A             14.36%           03-01-96
Foundation Fund

Evergreen Variable Trust- Evergreen VA              10.61%                N/A             17.41%           03-01-96
Growth and Income Fund

Evergreen Variable Trust - Evergreen VA             16.67%                N/A             15.57%           03-03-97
Global Leaders Fund

Evergreen Variable Trust - Evergreen VA              4.20%                N/A              0.56%           05/01/98
Small Cap Value Fund (formerly,
Evergreen VA Small Cap Equity Income
Fund)

Evergreen Variable Trust- Evergreen VA              -6.09%                N/A              1.53%           03-03-97
Strategic Income Fund

Fidelity VIP High Income Portfolio                   0.34%                N/A              5.47%           03-01-96

Fidelity VIP Overseas Portfolio                     34.33%                N/A             17.20%           03-01-96

Fidelity VIP II Asset Manager Portfolio              3.24%                N/A             13.14%           03-01-96

Fidelity VIP II Contrafund(R) Portfolio             16.22%                N/A             22.76%           02-03-97

Fidelity VIP III Growth Opportunities               -3.49%                N/A             14.87%           02-03-97
Portfolio

NSAT- Government Bond Fund                          -9.75%                N/A              2.94%           03-01-96

NSAT- Money Market Fund                             -2.92%                N/A              2.79%           02-29-96


NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN


                                                                                       10 YEARS TO
                                                                    5 YEARS TO       12/31/99 OR LIFE     DATE FUND
           SUB-ACCOUNT OPTION               1 YEAR TO 12/31/99       12/31/99            OF FUND          EFFECTIVE

Evergreen Variable Trust - Evergreen VA            45.18%                N/A              25.86%           02-28-97
Omega Fund (formerly, Evergreen VA
Aggressive Growth Fund)

Evergreen Variable Trust- Evergreen VA             21.31%                N/A              19.11%           03-01-96
Fund

Evergreen Variable Trust- Evergreen VA              9.09%                N/A              15.00%           03-01-96
Foundation Fund

Evergreen Variable Trust- Evergreen VA             16.91%                N/A              18.00%           03-01-96
Growth and Income Fund

Evergreen Variable Trust- Evergreen VA             22.97%                N/A              16.72%           02-28-97
Global Leaders Fund

Evergreen Variable Trust - Evergreen VA            10.50%                N/A               3.75%           05-01-98
Small Cap Value Fund (formerly,
Evergreen VA Small Cap Equity Income
Fund)

Evergreen Variable Trust- Evergreen VA              0.21%                N/A               3.05%           02-28-97
Strategic Income Fund

Fidelity VIP High Income Portfolio                  6.64%              9.31%              10.87%           09-19-85

Fidelity VIP Overseas Portfolio                    40.63%             15.73%               9.87%           01-28-87

Fidelity VIP II Asset Manager Portfolio             9.54%             14.01%              11.58%           02-28-97

Fidelity VIP II Contrafund(R) Portfolio            22.52%                N/A              25.98%           01-03-95

Fidelity VIP III Growth Opportunities               2.81%                N/A              19.84%           01-03-95
Portfolio

NSAT- Government Bond Fund                         -3.71%              5.96%               6.17%           11-08-82

NSAT- Money Market Fund                             3.38%              3.76%               3.53%           11-10-81

            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

                                                                            PAGE
General Information and History...........................................    1
Services..................................................................    1
Purchase of Securities Being Offered......................................    1
Underwriters..............................................................    2
Calculations of Performance...............................................    2
Annuity Payments..........................................................    3
Financial Statements......................................................    4

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS

The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.

There is no guarantee that the investment objectives will be met.

EVERGREEN VARIABLE TRUST

The Evergreen Variable Trust ("Trust") is an open-end management investment company commonly referred to as a Mutual Fund. The Trust is designed to provide investors with a selection of investment alternatives which seek to provide capital growth, income and diversification through its investment series (the "Funds"). Shares of the Funds are sold to separate accounts funding variable annuity contracts and variable life insurance policies issued by life insurance companies.

The investment adviser to the Evergreen VA Fund, Evergreen VA Foundation Fund, Evergreen VA Growth and Income Fund and Evergreen VA Global Leaders Fund is Evergreen Asset Management Corp., a wholly-owned subsidiary of First Union National Bank of North Carolina ("FUNB"), which in turn is a subsidiary of First Union Corporation. The Capital Management Group of FUNB serves as investment adviser to Evergreen VA Aggressive Growth Fund. The investment adviser to the Evergreen VA Strategic Income Fund is Keystone Investment Management Company, a wholly-owned subsidiary of FUNB.

     - EVERGREEN VA FOUNDATION FUND

     Investment Objective: Seeks, in order of priority, reasonable income, conservation of capital and capital appreciation by investing principally in income-producing common and preferred stocks, securities convertible into or exchangeable for common stocks and fixed income securities. The Fund's common stock investments will include those which (at the time of purchase) pay dividends and in the view of the Adviser have potential for capital enhancement. The Fund may also invest up to 25% of its assets in foreign securities. While income will be a factor in the selection of equity securities, the Adviser will attempt to identify securities that offer potential for long term capital appreciation, but that do not exhibit any speculative characteristics.

     - EVERGREEN VA FUND

     Investment Objective: Seeks to achieve capital appreciation by primarily investing in common stock and securities convertible into or exchangeable for common stock of little-known or relatively small companies, or companies undergoing changes which the Adviser believes will have favorable consequences. Income will not be a factor in the selection of portfolio investments.

     - EVERGREEN VA GLOBAL LEADERS FUND

     Investment Objective: Seeks to achieve capital appreciation by investing primarily in a diversified portfolio of U.S. and non-U.S. equity securities of companies located in the world's major industrialized countries. The Fund's investment adviser will attempt to screen the largest companies in the world's major industrialized countries and cause the Fund to invest, in the opinion of the Fund's investment adviser, in the 100 best based on certain qualitative and quantitative criteria.

     - EVERGREEN VA GROWTH AND INCOME FUND

     Investment Objective: Seeks to achieve a return composed of capital appreciation in the value of its shares and current income. The Fund will attempt to meet its objective by investing primarily in common stock and securities convertible into or exchangeable for common stock of companies which are undervalued in the market place relative to those companies' assets, breakup value, earnings, or potential growth earnings. These companies are often found among those which have had a record of financial success but are currently in disfavor in the market place for reasons the Adviser perceives as temporary or erroneous. The Fund may invest up to 25% of its assets in foreign securities, as well as invest up to 5% of its total assets in debt securities which are rated below investment grade, commonly known as "junk bonds." There can be no assurance that the Fund's investment objective will be achieved.


     - EVERGREEN VA OMEGA FUND (FORMERLY, EVERGREEN VA AGGRESSIVE GROWTH FUND)


     Investment Objective: Seeks long-term capital appreciation by investing primarily in common stocks of emerging growth companies and in larger, more well established companies, all of which are viewed by the Fund's investment adviser as having above average appreciation potential.


     - EVERGREEN VA SMALL CAP VALUE FUND (FORMERLY, EVERGREEN VA SMALL CAP EQUITY INCOME FUND)


     Investment Objective: Seeks to maximize the total return on its portfolio of investments by investing in common and preferred stocks, securities convertible into or exchangeable for common stocks and fixed income securities. In attempting to achieve its objective, the Fund invests primarily in companies with total market capitalization of less than $500 million.

     - EVERGREEN VA STRATEGIC INCOME FUND

     Investment Objective: Seeks high current income from interest on debt securities and secondarily, considers potential for growth of capital in selecting securities.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND

The Fidelity Variable Insurance Products Fund (VIP) is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981. Shares of VIP are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. Fidelity Management & Research Company ("FMR") is the manager for VIP and its portfolios.

     - VIP HIGH INCOME PORTFOLIO

     Investment Objective: High level of current income by investing primarily in high-risk, lower-rated, high-yielding, fixed-income securities, while also considering growth of capital. FMR will seek high current income normally by investing the Portfolio's assets as follows:

     - at least 65% in income-producing debt securities and preferred stocks, including convertible securities

     - up to 20% in common stocks and other equity securities when consistent with the Portfolio's primary objective or acquired as part of a unit combining fixed-income and equity securities

     Higher yields are usually available on securities that are lower-rated or that are unrated. Lower-rated securities are usually defined as Ba or lower by Moody's Investor Services, Inc. ("Moody's"); BB or lower by Standard & Poor's and may be deemed to be of a speculative nature. The Portfolio may also purchase lower-quality bonds such as those rated Ca3 by Moody's or C-by Standard & Poor's which provide poor protection for payment of principal and interest (commonly referred to as "junk bonds"). For a further discussion of lower-rated securities, please see the "Risks of Lower-Rated Debt Securities" section of the Portfolio's prospectus.

     - VIP OVERSEAS PORTFOLIO

     Investment Objective: Long-term capital growth primarily through investments in foreign securities. This Portfolio provides a means for investors to diversify their own portfolios by participating in companies and economies outside of the United States.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II

The Fidelity Variable Insurance Products Fund II (VIP II) is an open-end, diversified, management investment company organized as a Massachusetts business trust on March 21, 1988. VIP II's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. FMR is the manager of VIP II and its portfolios.

     - VIP II ASSET MANAGER PORTFOLIO

     Investment Objective: High total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and short-term fixed income instruments.

     - VIP II CONTRAFUND(R) PORTFOLIO

     Investment Objective: Capital appreciation by investing primarily in companies that the FMR believes to be undervalued due to an overly pessimistic appraisal by the public. This strategy can lead to investments in domestic or foreign companies, small and large, many of which may not be well known. The Portfolio primarily invests in common stock and securities convertible into common stock, but it has the flexibility to invest in any type of security that may produce capital appreciation.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III

The Fidelity Variable Insurance Products Fund III (VIP III) is an open-end, diversified, management investment company organized as a Massachusetts business trust on July 14, 1994. VIP III's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. FMR is the manager of VIP III and its portfolios.

     - VIP III GROWTH OPPORTUNITIES PORTFOLIO

     Investment Objective: Capital growth by investing primarily in common stocks and securities convertible into common stocks. The Portfolio, under normal conditions, will invest at least 65% of its total assets in securities of companies that FMR believes have long-term growth potential. Although the Portfolio invests primarily in common stock and securities convertible into common stock, it has the ability to purchase other securities, such as preferred stock and bonds, that may produce capital growth. The Portfolio may invest in foreign securities without limitation.

NATIONWIDE SEPARATE ACCOUNT TRUST


Nationwide Separate Account Trust ("NSAT") is a diversified open-end management investment company created under the laws of Massachusetts. NSAT offers shares in the mutual funds listed below, each with its own investment objectives. Shares of NSAT will be sold primarily to separate accounts to fund the benefits under variable life insurance policies and variable annuity contracts issued by life insurance companies. The assets of NSAT are managed by Villanova Mutual Fund Capital Trust ("VMF"), an indirect subsidiary of Nationwide Financial Services, Inc.


     - NSAT-GOVERNMENT BOND FUND

     Investment Objective: As high a level of income as is consistent with the preservation of capital by investing in a diversified portfolio of securities issued or backed by the U.S. Government, its agencies or instrumentalities.

     - NSAT-MONEY MARKET FUND

     Investment Objective: As high a level of current income as is considered consistent with the preservation of capital and liquidity by investing primarily in money market instruments.

APPENDIX B : CONDENSED FINANCIAL INFORMATION

Accumulation unit values for an accumulation unit outstanding throughout the period.


                                               ACCUMULATION     ACCUMULATION       PERCENT        NUMBER OF
                                                UNIT VALUE       UNIT VALUE       CHANGE IN      ACCUMULATION
                 UNDERLYING                    AT BEGINNING        AT END       ACCUMULATION     UNITS AT END
                MUTUAL FUND                      OF PERIOD       OF PERIOD       UNIT VALUE     OF THE PERIOD     YEAR

Evergreen Variable Trust-                        15.661734       17.085223           9.09%       2,178,349        1999
Evergreen VA Foundation Fund - Q                 14.357474       15.661734           9.08%       1,231,590        1998
                                                 11.393285       14.357474          26.02%         513,556        1997
                                                 10.000000       11.393285          13.93%         291,176        1996(1)
Evergreen Variable Trust-                        15.661734       17.085223           9.09%       4,480,908        1999
Evergreen VA Foundation Fund - NQ                14.357474       15.661734           9.08%       3,082,969        1998
                                                 11.393285       14.357474          26.02%       1,362,798        1997
                                                 10.000000       11.393285          13.93%         835,841        1996(1)

Evergreen Variable Trust -                       16.112386       19.546002          21.31%         840,158        1999
Evergreen VA Fund - Q                            15.352653       16.112386           4.95%         611,181        1998
                                                 11.351897       15.352653          35.24%         253,280        1997
                                                 10.000000       11.351897          13.52%         121,148        1996(1)

Evergreen Variable Trust -                      16.1123869       19.546002          21.31%       1,858,918        1999
Evergreen VA Fund - NQ                           15.352653       16.112386           4.95%       1,639,136        1998
                                                 11.351897       15.352653          35.24%         772,073        1997
                                                 10.000000       11.351897          13.52%         419,319        1996(1)

Evergreen Variable Trust - Evergreen VA          12.608870       15.505471          22.97%         409,028        1999
Global Leaders Fund-Q                            10.753040       12.608870          17.26%         187,738        1998
                                                 10.000000       10.753040           7.53%          61,612        1997(3)

Evergreen Variable Trust - Evergreen VA          12.608870       15.505471          22.97%         886,768        1999
Global Leaders Fund-NQ                           10.753040       12.608870          17.26%         469,605        1998
                                                 10.000000       10.753040           7.53%         106,774        1997(3)

Evergreen Variable Trust -                       16.130864       18.858129          16.91%       1,173,630        1999
Evergreen VA Growth and Income Fund - Q          15.614450       16.130864           3.31%         893,262        1998
                                                 11.759862       15.614450          32.78%         406,022        1997
                                                 10.000000       11.759862          17.60%         200,982        1996(1)

Evergreen Variable Trust -                       16.130864       18.858129          16.91%       2,738,415        1999
Evergreen VA Growth and Income                   15.614450       16.130864           3.31%       2,453,682        1998
Fund - NQ                                        11.759862       15.614450          32.78%       1,206,385        1997
                                                 10.000000       11.759862          17.60%         621,484        1996(1)

Evergreen Variable Trust - Evergreen VA          13.224364       19.198916          45.18%         379,798        1999
Omega Fund (formerly, Evergreen VA               10.970866       13.224364          20.54%          68,030        1998
Aggressive Growth Fund)-Q                        10.000000       10.970866           9.71%          32,233        1997(3)
Evergreen Variable Trust - Evergreen VA          13.224364       19.198916          45.18%         789,802        1999
Omega Fund (formerly, Evergreen VA               10.970866       13.224364          20.54%         134,748        1998
Aggressive Growth Fund)-NQ                       10.000000       10.970866           9.71%          36,965        1997(3)

Evergreen Variable Trust- Evergreen VA           13.570000       19.980000          47.24%         100,000        1999
Omega Fund (formerly, Evergreen VA               11.100000       13.570000          22.25%         100,000        1998
Aggressive Growth Fund)-Initial Funding by       10.000000       11.100000          11.00%         100,000        1997(3)
Depositor

                                               ACCUMULATION     ACCUMULATION       PERCENT        NUMBER OF
                                                UNIT VALUE       UNIT VALUE       CHANGE IN      ACCUMULATION
                 UNDERLYING                    AT BEGINNING        AT END       ACCUMULATION     UNITS AT END
                MUTUAL FUND                      OF PERIOD       OF PERIOD       UNIT VALUE     OF THE PERIOD     YEAR

Evergreen Variable Trust - Evergreen VA          9.623143        10.633805          10.50%         114,972        1999
Small Cap Value Fund (formerly, Evergreen
VA Small Cap Equity Income Fund ) - Q            10.000000        9.623143          -3.77%          30,706        1998(4)

Evergreen Variable Trust - Evergreen VA          9.623143        10.633805          10.50%         248,252        1999
Small Cap Value Fund (formerly, Evergreen
VA Small Cap Equity Income Fund) - NQ            10.000000        9.623143          -3.77%         105,451        1998(4)

Evergreen Variable Trust - Evergreen VA          9.714315        10.886886          12.07%         100,000        1999
Small Cap Value Fund (formerly,                  10.000000        9.714315          -2.86%         100,000        1998(4)
Evergreen VA Small Cap Equity Income
Fund) - Initial Funding by Depositor

Evergreen Variable Trust - Evergreen VA          10.866478       10.889649           0.21%         592,386        1999
Strategic Income Fund-Q                          10.405791       10.866478           4.43%         294,309        1998
                                                 10.000000       10.405791           4.06%          30,744        1997(3)

Evergreen Variable Trust - Evergreen VA          10.866478       10.889649           0.21%       1,062,973        1999
Strategic Income Fund-NQ                         10.405791       10.866478           4.43%         632,171        1998
                                                 10.000000       10.405791           4.06%          79,968        1997(3)

Fidelity Variable Insurance Products Fund -      11.837723       12.623913           6.64%          36,478        1999
VIP High Income Portfolio - Q
                                                 12.549013       11.837723          -5.67%          36,899        1998
                                                 10.816268       12.549013          16.02%          31,204        1997
                                                 10.000000       10.816268           8.16%          26,822        1996(1)

Fidelity Variable Insurance Products Fund -      11.837723       12.623913           6.64%         123,333        1999
VIP High Income Portfolio - NQ
                                                 12.549013       11.837723          -5.67%         139,559        1998
                                                 10.816268       12.549013          16.02%         133,009        1997
                                                 10.000000       10.816268           8.16%          77,056        1996(1)

Fidelity Variable Insurance Products Fund -      13.23057        18.736556          40.63%          32,318        1999
VIP Overseas Portfolio - Q
                                                 11.984120       13.323057          11.17%          34,092        1998
                                                 10.895270       11.984120           9.99%          32,632        1997
                                                 10.000000       10.895270           8.95%          22,959        1996(1)

Fidelity Variable Insurance                      13.32057        18.736556          40.63%         164,086        1999
Products Fund - VIP Overseas Portfolio - NQ
                                                 11.984120       13.323057          11.17%         184,444        1998
                                                 10.895270       11.984120           9.99%         189,428        1997
                                                 10.000000       10.895270           8.95%          99,000        1996(1)

Fidelity Variable Insurance                      14.983855       16.412859           9.54%          32,327        1999
Products Fund II - VIP II Asset Manager          13.208527       14.983855          13.44%          35,587        1998
Portfolio - Q                                    11.103069       13.208527          18.96%          35,177        1997
                                                 10.000000       11.103069          11.03%          32,538        1996(1)

Fidelity Variable Insurance                      14.983855       16.412859           9.54%         108,297        1999
Products Fund II - VIP II Asset Manager          13.208527       14.983855          13.44%         108,376        1998
Portfolio - NQ                                   11.103069       13.208527          18.96%       1,422,202        1997
                                                 10.000000       11.103069          11.03%          77,328        1996(1)

                                              ACCUMULATION     ACCUMULATION       PERCENT        NUMBER OF
                                                UNIT VALUE       UNIT VALUE       CHANGE IN      ACCUMULATION
                 UNDERLYING                    AT BEGINNING        AT END       ACCUMULATION     UNITS AT END
                MUTUAL FUND                      OF PERIOD       OF PERIOD       UNIT VALUE     OF THE PERIOD     YEAR

Fidelity Variable Insurance                      15.176535       18.593650          22.52%          23,459        1999
Products Fund II - VIP II Contrafund(R)          11.841787       15.176535          28.16%          17,867        1998
Portfolio-Q                                      10.000000       11.841787          18.42%          10,250        1997(2)

Fidelity Variable Insurance                      15.176535       18.593650          22.52%         169,889        1999
Products Fund II - VIP II Contrafund(R)          11.841787       15.176535          28.16%         120,560        1998
Portfolio-NQ                                     10.000000       11.841787          18.42%          90,497        1997(2)

Fidelity Variable Insurance                      14.985858       15.407270           2.81%          43,970        1999
Products Fund III - VIP III Growth               12.196412       14.985852          22.87%          38,197        1998
Opportunities Portfolio- Q                       10.000000       12.196412          21.96%          14,976        1997(2)

Fidelity Variable Insurance                      14.985858       15.407270           2.81%         194,054        1999
Products Fund III - VIP III Growth               12.196412       14.985852          22.87%         175,401        1998
Opportunities Portfolio-NQ                       10.000000       12.196412          21.96%         108,817        1997(2)

Nationwide Separate Account                      11.981662       11.536586          -3.71%           7,558        1999
Trust- Government Bond                           11.157782       11.981662           7.38%           9,045        1998
Fund - Q                                         10.318689       11.157782           8.13%           7,513        1997
                                                 10.000000       10.318689           3.19%           8,959        1996(1)
Nationwide Separate Account                      11.981662       11.536586          -3.71%         101,961        1999
Trust- Government Bond                           11.157782       11.981662           7.38%         105,464        1998
Fund - NQ                                        10.318689       11.157782           8.13%          18,506        1997
                                                 10.000000       10.318689           3.19%          12,014        1996(1)
Nationwide Separate Account                      11.097664       11.472786           3.38%         247,552        1999
Trust- Money Market                              10.691554       11.097664           3.80%         189,512        1998
Fund - Q*                                        10.301567       10.691554           3.79%          64,006        1997
                                                 10.000000       10.301567           3.02%          25,641        1996(1)
Nationwide Separate Account                      11.097664       11.472786           3.38%         450,819        1999
Trust- Money Market                              10.691554       11.097664           3.80%         290,059        1998
Fund - NQ*                                       10.301567       10.691554           3.79%          96,090        1997
                                                 10.000000       10.301567           3.02%          88,440        1996(1)



* The 7-day yield on the Nationwide Separate Account Trust - Money Market Fund as of December 31, 1999 was 3.97%.


1 This product first became effective on February 28, 1996. Consequently, the condensed financial information reflects the reporting period from February 28, 1996 through December 31, 1996.

2 These underlying mutual funds were added to the variable account on February 3, 1997. Consequently, the condensed financial information reflects the reporting period from February 3, 1997 through December 31, 1997.

3 These underlying mutual funds were added to the variable account on March 3, 1997. Consequently, the condensed financial information reflects the reporting period from March 3, 1997 through December 31, 1997.


4 The Evergreen Variable Trust - Evergreen VA Small Cap Value Fund (formerly, Evergreen VA Small Cap Equity Income Fund) was added to the variable account on May 1, 1998. Consequently, the condensed financial information reflects the reporting period from May 1, 1998 through December 31, 1998.

                       STATEMENT OF ADDITIONAL INFORMATION
                                   MAY 1, 2000


       MODIFIED SINGLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACTS ISSUED
                BY NATIONWIDE LIFE INSURANCE COMPANY THROUGH ITS
                          NATIONWIDE VARIABLE ACCOUNT-6


This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2000. The prospectus may be obtained from Nationwide Life Insurance Company by writing P.
O. Box 182008, Columbus, Ohio 43218-2008, or calling 1-800-240-5054, TDD
1-800-238-3035.


                                TABLE OF CONTENTS

                                                                            PAGE
General Information and History...........................................    1
Services..................................................................    1
Purchase of Securities Being Offered......................................    1
Underwriters..............................................................    2
Calculation of Performance................................................    2
Annuity Payments..........................................................    3
Financial Statements......................................................    4

GENERAL INFORMATION AND HISTORY


The Nationwide Variable Account-6 is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a member of the Nationwide group of companies and all of Nationwide's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS. Nationwide Corporation is a holding company, as well. All of its common stock is held by Nationwide Mutual Insurance Company (95.24%) and Nationwide Mutual Fire Insurance Company (4.76%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $120 billion as of December 31, 1999.


SERVICES

Nationwide, which has responsibility for administration of the contracts and the variable account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each contract owner and the number and type of contract issued to each contract owner and records with respect to the contract value of each contract.

Nationwide is the Custodian of the assets of the variable account. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds.

The audited financial statements have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, Two Nationwide Plaza, Columbus, Ohio 43215, and upon the authority of said firm as experts in accounting and auditing.

PURCHASE OF SECURITIES BEING OFFERED

The contracts are sold by licensed insurance agents in the states where the contracts may be lawfully sold. Agents are registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. ("NASD").

When a contract described in the prospectus is exchanged for another contract issued by Nationwide or any of its affiliated insurance companies of the type and class which Nationwide determines is eligible for such an exchange, Nationwide may waive any remaining CDSC on the first contract. A CDSC may apply to the contract received in the exchange.

UNDERWRITERS


The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), Two Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. During the fiscal years ended 1999, 1998 and 1997, no underwriting commissions have been paid by Nationwide to NISC.


CALCULATIONS OF PERFORMANCE


Any current yield quotations of the NSAT Money Market Fund, subject to Rule 482 of the Securities Act of 1933, will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. The yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from contract owner accounts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return, and multiplying the base period return by (365/7) or (366/7) in a leap year. At December 31, 1999, the NSAT- Money Market Fund's seven-day current unit value yield was 3.97%. The NSAT-Money Market Fund's seven-day effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current unit value yield quotations of the Fund. At December 31, 1999, the seven-day effective yield was 4.05%.


The NSAT-Money Market Fund yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the Fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the Fund's expenses. Although the NSAT-Money Market Fund determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitation described "Investment Manager and Other Services" in the NSAT-Money Market Fund's Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will remain in effect for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that a contract owner's investment in the NSAT-Money Market Fund is not guaranteed or insured. Yields of other money market funds may not be comparable if a different base period or another method of calculation is used.

All performance advertising will include quotations of standardized average annual total return, calculated in accordance with a standard method prescribed by rules of the SEC. Standardized average annual return is found by taking a hypothetical $1,000 investment in each of the sub-accounts' units on the first day of the period at the offering price, which is the accumulation unit value per unit ("initial investment") and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent.

Standardized average annual total return reflects the deduction of a maximum of a 1.40% mortality, expense risk and administration charge. The redeemable value also reflects the effect of any applicable CDSC that may be imposed at the end of the period (see " Contingent Deferred Sales Charge " located in the prospectus). No deduction is made for premium taxes which may be assessed by certain states. Nonstandardized total return may also be advertised, and is calculated in a manner similar to standardized average annual total return except the nonstandardized total return is based on a hypothetical initial investment of $25,000 and does not reflect the deduction of any applicable CDSC. Reflecting the CDSC would decrease the level of the performance advertised. The CDSC is not reflected because the contract is designed for long term investment. An assumed initial investment of $25,000 will be used because that figure more closely approximates the size of a typical contract than does the $1,000 figure used in calculating the standardized average annual total return quotations. The amount of the hypothetical initial investment used affects performance because the contract maintenance charge is fixed per contract charge.


If the underlying mutual fund has been available in the variable account for less than one year (or if the underlying mutual fund has been effective for less than one year), standardized and non-standardized performance is annualized.

The standardized average annual total return and nonstandardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. Both the standardized average annual return and the nonstandardized average annual total return will be based on rolling calendar quarters and will cover periods of one, five, and ten years, or a period covering the time the underlying mutual fund has been available in the variable account for standardized average annual returns, or the date the underlying mutual fund has been in existence for nonstandardized average annual total returns, if the mutual fund has not been available in the variable account or in existence for one of the prescribed periods. Quotations of average annual total return and total return are based upon historical earnings and will fluctuate. Any quotation of performance, therefore, would not be considered a guarantee of future performance. Factors affecting a sub-account's performance include general market conditions, operating expenses and investment management. A contract owner's account when redeemed may be more or less than the original cost.

ANNUITY PAYMENTS

See "Frequency and Amount of Annuity Payments" located in the prospectus.

--------------------------------------------------------------------------------



                          Independent Auditors' Report
                          ----------------------------



The Board of Directors of Nationwide Life Insurance Company and
   Contract Owners of Nationwide Variable Account-6:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account-6 (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 1999, and the related statements of operations and changes in contract owners' equity for each of the years in the two year period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 1999, and the results of its operations and its changes in contract owners' equity for each of the years in the two year period then ended in conformity with generally accepted accounting principles.

                                                                        KPMG LLP

Columbus, Ohio
February 18, 2000




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                         NATIONWIDE VARIABLE ACCOUNT-6

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31, 1999

ASSETS:

   Investments at market value:
      Evergreen - VA Equity Index Fund (EvEIx)
         435,045 shares (cost $4,704,110) ............................................................      $     4,994,314
      Evergreen - VA Foundation Fund (EvFound)
         7,246,783 shares (cost $99,883,662) .........................................................          113,774,499
      Evergreen - VA Fund (EvFund)
         3,047,740 shares (cost $46,678,475) .........................................................           52,756,379
      Evergreen - VA Global Leaders Fund (EvGloLead)
         1,267,627 shares (cost $16,176,541) .........................................................           20,091,883
      Evergreen - VA Growth and Income Fund (EvGrInc)
         4,230,169 shares (cost $63,819,992) .........................................................           73,774,146
      Evergreen - VA International Growth Fund (EvIntGr)
         287,710 shares (cost $2,834,759) ............................................................            3,659,672
      Evergreen - VA Masters Fund (EvMasters)
         1,503,793 shares (cost $15,343,546) .........................................................           18,902,682
      Evergreen - VA Omega Fund (EvOmega)
         1,223,887 shares (cost $18,798,344) .........................................................           24,453,255
      Evergreen - VA Small Cap Equity Income Fund (EvSmCapEI)
         488,293 shares (cost $4,766,153) ............................................................            4,951,295
      Evergreen - VA Strategic Income Fund (EvStratInc)
         1,707,035 shares (cost $17,872,299) .........................................................           18,026,286
      Fidelity VIP - High Income Portfolio (FidVIPHI)
         178,377 shares (cost $2,185,324) ............................................................            2,017,449
      Fidelity VIP - Overseas Portfolio (FidVIPOv)
         134,100 shares (cost $2,523,919) ............................................................            3,679,713
      Fidelity VIP-II - Asset Manager Portfolio (FidVIPAM)
         123,623 shares (cost $2,013,516) ............................................................            2,308,049
      Fidelity VIP-II - Contrafund Portfolio (FidVIPCon)
         123,329 shares (cost $2,763,322) ............................................................            3,595,029
      Fidelity VIP-III - Growth Opportunities Portfolio (FidVIPGrOp)
         158,415 shares (cost $3,080,077) ............................................................            3,667,312
      Nationwide SAT - Government Bond Fund (NSATGvtBd)
         117,098 shares (cost $1,356,303) ............................................................            1,263,484
      Nationwide SAT - Money Market Fund (NSATMyMkt)
         8,012,224 shares (cost $8,012,224) ..........................................................            8,012,224
                                                                                                            ---------------
            Total investments ........................................................................          359,927,671
      Accounts receivable ............................................................................               14,064
                                                                                                            ---------------
            Total assets .............................................................................          359,941,735
ACCOUNTS PAYABLE .....................................................................................                5,656
                                                                                                            ---------------
CONTRACT OWNERS' EQUITY ..............................................................................      $   359,936,079
                                                                                                            ===============


                                                                                                                           ANNUAL
Contract owners' equity represented by:                       UNITS           UNIT VALUE                                 RETURN(b)
                                                            --------          ----------                                 ---------
Contracts in accumulation phase:

     Evergreen - VA Equity Index Fund:
        Tax qualified . . . . . . . . . . . . . . . . . .       132,858       $ 11.381773       $        1,512,160           14%(a)
        Non-tax qualified  . . . . . . . . . . . . . . ..       306,687         11.381773                3,490,642           14%(a)

     Evergreen - VA Foundation Fund:
        Tax qualified . . . . . . . . . . . . . . . . . .     2,178,349         17.085223               37,217,578            9%
        Non-tax qualified  . . . . . . . . . . . . . . ..     4,480,908         17.085223               76,557,312            9%

     Evergreen - VA Fund:
        Tax qualified . . . . . . . . . . . . . . . . . .       840,158         19.546002               16,421,730           21%
        Non-tax qualified  . . . . . . . . . . . . . . ..     1,858,918         19.546002               36,334,415           21%

     Evergreen - VA Global Leaders Fund:
        Tax qualified . . . . . . . . . . . . . . . . . .       409,028         15.505471                6,342,172           23%
        Non-tax qualified  . . . . . . . . . . . . . . ..       886,768         15.505471               13,749,756           23%

     Evergreen - VA Growth and Income Fund:
        Tax qualified . . . . . . . . . . . . . . . . . .     1,173,630         18.858129               22,132,466           17%
        Non-tax qualified  . . . . . . . . . . . . . . ..     2,738,415         18.858129               51,641,383           17%

     Evergreen - VA International Growth Fund:
        Tax qualified . . . . . . . . . . . . . . . . . .        58,435         12.730754                  743,922           36%
        Non-tax qualified  . . . . . . . . . . . . . . ..       127,084         12.730754                1,617,875           36%
        Initial Funding by Depositor (note 1a) . . . ....       100,000         12.979191                1,297,919           38%

     Evergreen - VA Masters Fund:
        Tax qualified . . . . . . . . . . . . . . . . . .       368,926         12.595397                4,646,769           26%(a)
        Non-tax qualified  . . . . . . . . . . . . . . ..       726,670         12.595397                9,152,697           26%(a)
        Initial Funding by Depositor (note 1a) . . . ....       400,000         12.758280                5,103,312           28%(a)

     Evergreen - VA Omega Growth Fund:
        Tax qualified . . . . . . . . . . . . . . . . . .       379,798         19.198916                7,291,710           45%
        Non-tax qualified  . . . . . . . . . . . . . . ..       789,802         19.198916               15,163,342           45%
        Initial Funding by Depositor (note 1a) . . . ....       100,000         19.980000                1,998,000           47%

     Evergreen - VA Small Cap Equity Income:
        Tax qualified . . . . . . . . . . . . . . . . . .       114,972         10.633805                1,222,590           11%
        Non-tax qualified  . . . . . . . . . . . . . . ..       248,252         10.633805                2,639,863           11%
        Initial Funding by Depositor (note 1a) . . . ....       100,000         10.886886                1,088,689           12%

     Evergreen - VA Strategic Income Fund:
        Tax qualified . . . . . . . . . . . . . . . . . .       592,386         10.889649                6,450,876            0%
        Non-tax qualified  . . . . . . . . . . . . . . ..     1,062,973         10.889649               11,575,403            0%

     Fidelity VIP - High Income Portfolio:
        Tax qualified . . . . . . . . . . . . . . . . . .        36,478         12.623913                  460,495            7%
        Non-tax qualified  . . . . . . . . . . . . . . ..       123,333         12.623913                1,556,945            7%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-6


                                                                                                                     ANNUAL
                                                                        UNITS      UNIT VALUE                       RETURN(b)
                                                                      ---------    ----------                       ---------

     Fidelity VIP - Overseas Portfolio:
        Tax qualified . . . . . . . . . . . . . . . . . . . . . . .     32,318       18.736556         605,528         41%
        Non-tax qualified  . . . . . . . . . . . . . . . . . . ....    164,086       18.736556       3,074,407         41%

     Fidelity VIP-II - Asset Manager Portfolio:
        Tax qualified . . . . . . . . . . . . . . . . . . . . . . .     32,327       16.412859         530,578         10%
        Non-tax qualified  . . . . . . . . . . . . . . . . . . ....    108,297       16.412859       1,777,463         10%

     Fidelity VIP-II - Contrafund Portfolio:
        Tax qualified . . . . . . . . . . . . . . . . . . . . . . .     23,459       18.593650         436,188         23%
        Non-tax qualified  . . . . . . . . . . . . . . . . . . ....    169,889       18.593650       3,158,857         23%

     Fidelity VIP-III - Growth Opportunities Portfolio:
        Tax qualified . . . . . . . . . . . . . . . . . . . . . . .     43,970       15.407270         677,458          3%
        Non-tax qualified  . . . . . . . . . . . . . . . . . . ....    194,054       15.407270       2,989,842          3%

     Nationwide SAT - Government Bond Fund:
        Tax qualified . . . . . . . . . . . . . . . . . . . . . . .      7,558       11.536586          87,194         (4)%
        Non-tax qualified  . . . . . . . . . . . . . . . . . . ....    101,961       11.536586       1,176,282         (4)%

     Nationwide SAT - Money Market Fund:
        Tax qualified . . . . . . . . . . . . . . . . . . . . . . .    247,552       11.472786       2,840,111          3%
        Non-tax qualified  . . . . . . . . . . . . . . . . . . ....    450,819       11.472786       5,172,150          3%
                                                                     =========     ===========   -------------
                                                                                                 $ 359,936,079
                                                                                                 =============


(a) Non-annualized. The return was computed for the period 10/01/99 and 2/01/99 (effective dates) through 12/31/99 for Evergreen - VA Equity Index Fund and Evergreen - VA Masters Fund, respectively.
(b) The annual return does not include contract charges satisfied by surrendering units.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------

NATIONWIDE VARIABLE ACCOUNT-6

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY
---------------------------------
STATEMENTS OF OPERATIONS
---------------------------------
YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                                     Total                           EvEIX
                                                       -------------------------------------------------------------
                                                            1999            1998            1999            1998
                                                       --------------  --------------  -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................    $    3,507,963       2,674,845          12,815               -
  Mortality, expense and administration
    charges (note 2)...............................        (3,718,837)     (2,047,220)        (16,525)              -
                                                       --------------  --------------  --------------  --------------
    Net investment activity........................          (210,874)        627,625          (3,710)              -
                                                       --------------  --------------  --------------  --------------

  Proceeds from mutual fund shares sold............        25,344,482      18,362,960          12,392               -
  Cost of mutual fund shares sold..................       (19,811,330)    (15,304,263)        (11,578)              -
                                                       --------------  --------------  --------------  --------------
    Realized gain (loss) on investments............         5,533,152       3,058,697             814               -
  Change in unrealized gain (loss) on investments          30,906,462       1,749,886         290,204               -
                                                       --------------  --------------  --------------  --------------
    Net gain (loss) on investments.................        36,439,614       4,808,583         291,018               -
                                                       --------------  --------------  --------------  --------------
  Reinvested capital gains.........................         8,527,021       3,792,356           8,821               -
                                                       --------------  --------------  --------------  --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations...........        44,755,761       9,228,564         296,129               -
                                                       --------------  --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners................................       134,498,291     120,644,969       2,716,711               -
  Transfers between funds..........................                 -               -       2,015,594               -
  Redemptions......................................       (29,204,207)     (9,976,873)        (35,186)              -
  Contingent deferred sales charges (note 2)                 (621,637)       (221,448)           (844)              -
  Adjustments to maintain reserves.................            38,982          (2,045)         10,398               -
                                                       --------------  --------------  --------------  --------------
      Net equity transactions......................       104,711,429     110,444,603       4,706,673               -
                                                       --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY..............       149,467,190     119,673,167       5,002,802               -
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD               210,468,889      90,795,722               -               -
                                                       --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD..............    $  359,936,079     210,468,889       5,002,802               -
                                                       ==============  ==============  ==============  ==============


                                                                    EvFound                          EvFund
                                                       ----------------------------------------------------------------
                                                            1999            1998             1999            1998
                                                        -------------   --------------  --------------  ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................     $   1,986,621        1,205,584         327,041               -
  Mortality, expense and administration
    charges (note 2)...............................        (1,266,346)        (683,822)       (618,988)       (374,658)
                                                        -------------   --------------  --------------  --------------
    Net investment activity........................           720,275          521,762        (291,947)       (374,658)
                                                        -------------   --------------  --------------  --------------

  Proceeds from mutual fund shares sold............         2,388,932        2,201,565       4,950,958       3,741,560
  Cost of mutual fund shares sold..................        (1,597,023)      (1,554,017)     (3,136,181)     (2,464,952)
                                                        -------------   --------------  --------------  --------------
    Realized gain (loss) on investments............           791,909          647,548       1,814,777       1,276,608
  Change in unrealized gain (loss) on investments           7,234,104        1,967,032       3,674,261        (993,694)
                                                        -------------   --------------  --------------  --------------
    Net gain (loss) on investments.................         8,026,013        2,614,580       5,489,038         282,914
                                                        -------------   --------------  --------------  --------------
  Reinvested capital gains.........................           198,134        1,011,705       3,898,701       1,170,913
                                                        -------------   --------------  --------------  --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations...........         8,944,422        4,148,047       9,095,792       1,079,169
                                                        -------------   --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners................................        46,265,474       40,873,811      14,204,940      21,624,968
  Transfers between funds..........................        (1,581,847)        (345,390)     (3,198,407)       (264,570)
  Redemptions......................................        (8,857,380)      (3,807,693)     (5,182,813)     (1,784,878)
  Contingent deferred sales charges (note 2)                 (199,602)         (78,359)        (97,994)        (36,780)
  Adjustments to maintain reserves.................               387                3            (213)           (385)
                                                        -------------   --------------  --------------  --------------
      Net equity transactions......................        35,627,032       36,642,372       5,725,513      19,538,355
                                                        -------------   --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY..............        44,571,454       40,790,419      14,821,305      20,617,524
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD                69,203,436       28,413,017      37,934,840      17,317,316
                                                        -------------   --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD..............     $ 113,774,890       69,203,436      52,756,145      37,934,840
                                                        =============   ==============  ==============  ==============

                                                                                                            (Continued)

NATIONWIDE VARIABLE ACCOUNT-6

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED
--------------------------------------------
STATEMENTS OF OPERATIONS, CONTINUED
--------------------------------------------
YEARS ENDED DECEMBER 31, 1999 AND 1998


                                                                    EvGloLead                        EvGrInc
                                                        ------------------------------  ------------------------------
                                                              1999            1998            1999            1998
                                                        --------------  --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................     $       81,336          53,046         276,598         445,613
  Mortality, expense and administration
    charges (note 2)...............................           (179,280)        (70,467)       (872,787)       (589,626)
                                                        --------------  --------------  --------------  --------------
    Net investment activity........................            (97,944)        (17,421)       (596,189)       (144,013)
                                                        --------------  --------------  --------------  --------------

  Proceeds from mutual fund shares sold............          2,051,911         333,363       4,878,973       2,532,809
  Cost of mutual fund shares sold..................         (1,404,129)       (320,068)     (3,098,368)     (1,711,193)
                                                        --------------  --------------  --------------  --------------
    Realized gain (loss) on investments............            647,782          13,295       1,780,605         821,616
  Change in unrealized gain (loss) on investments            2,929,610         937,511       5,709,832      (1,097,281)
                                                        --------------  --------------  --------------  --------------
    Net gain (loss) on investments.................          3,577,392         950,806       7,490,437        (275,665)
                                                        --------------  --------------  --------------  --------------
  Reinvested capital gains.........................                  -               -       3,657,343       1,025,093
                                                        --------------  --------------  --------------  --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations...........          3,479,448         933,385      10,551,591         605,415
                                                        --------------  --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners................................          8,792,541       5,846,998      18,028,055      31,886,459
  Transfers between funds..........................            851,675         106,880      (3,768,754)       (880,523)
  Redemptions......................................         (2,583,521)       (202,140)     (6,559,622)     (2,663,166)
  Contingent deferred sales charges (note 2)                   (30,441)         (1,289)       (145,015)        (59,682)
  Adjustments to maintain reserves.................                 53            (281)           (298)            243
                                                        --------------  --------------  --------------  --------------
      Net equity transactions......................          7,030,307       5,750,168       7,554,366      28,283,331
                                                        --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY..............         10,509,755       6,683,553      18,105,957      28,888,746
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD                  9,582,173       2,898,620      55,667,892      26,779,146
                                                        --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD..............     $   20,091,928       9,582,173      73,773,849      55,667,892
                                                        ==============  ==============  ==============  ==============





                                                                     EvIntGr                         EvMasters
                                                        ------------------------------- -------------------------------
                                                              1999            1998             1999            1998
                                                        --------------   -------------- -------------    --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................      $      39,598                -          17,853               -
  Mortality, expense and administration
    charges (note 2)...............................            (17,896)          (1,172)        (95,998)              -
                                                         -------------   --------------  --------------  --------------
    Net investment activity........................             21,702           (1,172)        (78,145)              -
                                                         -------------   --------------  --------------  --------------

  Proceeds from mutual fund shares sold............            235,602           25,398         307,914               -
  Cost of mutual fund shares sold..................           (193,938)         (28,372)       (286,904)              -
                                                         -------------   --------------  --------------  --------------
    Realized gain (loss) on investments............             41,664           (2,974)         21,010               -
  Change in unrealized gain (loss) on investments              855,427          (30,514)      3,559,136               -
                                                         -------------   --------------  --------------  --------------
    Net gain (loss) on investments.................            897,091          (33,488)      3,580,146               -
                                                         -------------   --------------  --------------  --------------
  Reinvested capital gains.........................             28,914                -         227,368               -
                                                         -------------   --------------  --------------  --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations...........            947,707          (34,660)      3,729,369               -
                                                         -------------   --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners................................          1,347,355        1,349,323      14,110,206               -
  Transfers between funds..........................            (32,232)         109,498       1,297,990               -
  Redemptions......................................            (26,285)               -        (228,112)              -
  Contingent deferred sales charges (note 2)                    (1,035)               -          (6,772)              -
  Adjustments to maintain reserves.................                 44                1              97               -
                                                         -------------   --------------  --------------  --------------
      Net equity transactions......................          1,287,847        1,458,822      15,173,409               -
                                                         -------------   --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY..............          2,235,554        1,424,162      18,902,778               -
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD                  1,424,162                -               -               -
                                                         -------------   --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD..............      $   3,659,716        1,424,162      18,902,778               -
                                                         =============   ==============  ==============  ==============

NATIONWIDE VARIABLE ACCOUNT-6

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED
----------------------------------------------
STATEMENTS OF OPERATIONS, CONTINUED
----------------------------------------------
YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                                   EvOmega                        EvSmCapEI
                                                       ------------------------------  ------------------------------
                                                            1999            1998            1999            1998
                                                       --------------  --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends .............................   $            -               -          35,080          26,284
  Mortality, expense and administration
    charges (note 2)................................         (108,620)        (23,680)        (36,562)         (6,043)
                                                       --------------  --------------  --------------  --------------
    Net investment activity.........................         (108,620)        (23,680)         (1,482)         20,241
                                                       --------------  --------------  --------------  --------------

  Proceeds from mutual fund shares sold.............          415,768         661,548         273,569          61,160
  Cost of mutual fund shares sold...................         (286,660)       (637,865)       (270,309)        (66,317)
                                                       --------------  --------------  --------------  --------------
    Realized gain (loss) on investments.............          129,108          23,683           3,260          (5,157)
  Change in unrealized gain (loss) on investments           4,895,321         663,791         184,094           1,048
                                                       --------------  --------------  --------------  --------------
    Net gain (loss) on investments..................        5,024,429         687,474         187,354          (4,109)
                                                       --------------  --------------  --------------  --------------
  Reinvested capital gains..........................                -               -         199,108           2,958
                                                       --------------  --------------  --------------  --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.                   4,915,809         663,794         384,980          19,090
                                                       --------------  --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners..................................      12,221,252       1,604,948       2,265,039       2,256,250
  Transfers between funds............................       3,830,432         (22,143)        150,571           9,853
  Redemptions........................................        (527,899)        (76,952)       (156,174)         (3,501)
  Contingent deferred sales charges (note 2)                  (21,649)           (169)         (6,643)              -
  Adjustments to maintain reserves...................          (3,503)            (30)         31,679              (2)
                                                       --------------  --------------  --------------  --------------
      Net equity transactions........................      15,498,633       1,505,654       2,284,472       2,262,600
                                                       --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY................      20,414,442       2,169,448       2,669,452       2,281,690
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD                 4,038,610       1,869,162       2,281,690               -
                                                       --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD................  $   24,453,052       4,038,610       4,951,142       2,281,690
                                                       ==============  ==============  ==============  ==============


                                                                 EvStratInc                        FidVIPHI
                                                        ------------------------------  ------------------------------
                                                            1999            1998             1999            1998
                                                        ------------    --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............................               -          421,087         192,964         166,235
  Mortality, expense and administration
    charges (note 2).................................        (203,618)         (81,408)        (30,227)        (31,839)
                                                        -------------   --------------  --------------  --------------
    Net investment activity..........................        (203,618)         339,679         162,737         134,396
                                                        -------------   --------------  --------------  --------------

  Proceeds from mutual fund shares sold..............       2,710,390        1,064,321         369,935         637,651
  Cost of mutual fund shares sold....................      (2,653,412)      (1,035,887)       (407,073)       (608,365)
                                                        -------------   --------------  --------------  --------------
    Realized gain (loss) on investments..............          56,978           28,434         (37,138)         29,286
  Change in unrealized gain (loss) on investments             275,154         (130,808)          3,757        (397,432)
                                                        -------------   --------------  --------------  --------------
    Net gain (loss) on investments...................         332,132         (102,374)        (33,381)       (368,146)
                                                        -------------   --------------  --------------  --------------
  Reinvested capital gains...........................               -                -           7,214         105,628
                                                        -------------   --------------  --------------  --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.                     128,514          237,305         136,570        (128,122)
                                                        -------------   --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners..................................       9,944,768        8,368,709         122,043         560,932
  Transfers between funds............................        (778,833)         625,598        (182,540)       (309,711)
  Redemptions........................................      (2,404,082)        (250,007)       (143,934)        (93,106)
  Contingent deferred sales charges (note 2)                  (46,706)          (3,783)         (3,570)         (1,478)
  Adjustments to maintain reserves...................              (4)             (75)             10            (365)
                                                        -------------   --------------  --------------  --------------
      Net equity transactions........................       6,715,143        8,740,442        (207,991)        156,272
                                                        -------------   --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY................       6,843,657        8,977,747         (71,421)         28,150
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD                11,182,622        2,204,875       2,088,861       2,060,711
                                                        -------------   --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD................      18,026,279       11,182,622       2,017,440       2,088,861
                                                        =============   ==============  ==============  ==============

                                                                                                           (Continued)

NATIONWIDE VARIABLE ACCOUNT-6

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED
------------------------------------------
STATEMENTS OF OPERATIONS, CONTINUED
------------------------------------------
YEARS ENDED DECEMBER 31, 1999 AND 1998


                                                                      FidVIPOv                        FidVIPAM
                                                          -----------------------------   -----------------------------
                                                               1999            1998            1999            1998
                                                          --------------  --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............................     $       44,638          51,626          71,275          60,892
  Mortality, expense and administration
    charges (note 2).................................            (42,013)        (40,291)        (30,804)        (28,570)
                                                          --------------  --------------  --------------  --------------
    Net investment activity..........................              2,625          11,335          40,471          32,322
                                                          --------------  --------------  --------------  --------------

  Proceeds from mutual fund shares sold..............            407,605         298,379         264,224         180,711
  Cost of mutual fund shares sold....................           (350,564)       (271,550)       (231,235)       (165,427)
                                                          --------------  --------------  --------------  --------------
    Realized gain (loss) on investments..............             57,041          26,829          32,989          15,284
  Change in unrealized gain (loss) on investments                948,170         100,727          39,345          24,653
                                                          --------------  --------------  --------------  --------------
    Net gain (loss) on investments...................          1,005,211         127,556          72,334          39,937
                                                          --------------  --------------  --------------  --------------
  Reinvested capital gains...........................             71,996         152,162          90,281         182,677
      Net increase (decrease) in contract owners'         --------------  --------------  --------------  --------------
        equity resulting from operations.............          1,079,832         291,053         203,086         254,936
                                                          --------------  --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners..................................             33,812         146,809          20,375         157,578
  Transfers between funds............................           (238,092)        (96,968)        119,203         (49,668)
  Redemptions........................................           (104,841)        (88,116)       (187,208)        (91,144)
  Contingent deferred sales charges (note 2)                      (2,597)         (1,809)         (4,545)         (1,133)
  Adjustments to maintain reserves...................                253            (595)             10            (287)
                                                          --------------  --------------  --------------  --------------
      Net equity transactions........................           (311,465)        (40,679)        (52,165)         15,346
                                                          --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY................            768,367         250,374         150,921         270,282
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD                    2,911,568       2,661,194       2,157,120       1,886,838
                                                          --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD................     $    3,679,935       2,911,568       2,308,041       2,157,120
                                                          ==============  ==============  ==============  ==============




                                                                     Fid VIPCon                       FidVIPGrOp
                                                          -------------------------------  -------------------------------
                                                               1999            1998             1999            1998
                                                          --------------   --------------  --------------  ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............................      $      10,312            9,259          32,669          19,139
  Mortality, expense and administration
    charges (note 2).................................            (37,912)         (23,433)        (50,881)        (33,857)
                                                           -------------   --------------  --------------  --------------
    Net investment activity..........................            (27,600)         (14,174)        (18,212)        (14,718)
                                                           -------------   --------------  --------------  --------------

  Proceeds from mutual fund shares sold..............            299,195          486,379         309,430         264,446
  Cost of mutual fund shares sold....................           (211,177)        (386,936)       (203,224)       (195,987)
                                                           -------------   --------------  --------------  --------------
    Realized gain (loss) on investments..............             88,018           99,443         106,206          68,459
  Change in unrealized gain (loss) on investments                455,787          269,080         (47,401)        433,931
                                                           -------------   --------------  --------------  --------------
    Net gain (loss) on investments...................            543,805          368,523          58,805         502,390
                                                           -------------   --------------  --------------  --------------
  Reinvested capital gains...........................             75,624           68,120          61,077          66,530
      Net increase (decrease) in contract owners'          -------------   --------------  --------------  --------------
        equity resulting from operations.............            591,829          422,469         101,670         554,202
                                                           -------------   --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners..................................             48,616          337,230          61,100         861,311
  Transfers between funds............................            942,089          179,052         430,707         389,976
  Redemptions........................................            (85,928)         (30,229)       (123,116)       (109,496)
  Contingent deferred sales charges (note 2)                      (2,429)            (490)         (4,014)         (4,526)
  Adjustments to maintain reserves...................                 26             (214)              5            (349)
                                                           -------------   --------------  --------------  --------------
      Net equity transactions........................            902,374          485,349         364,682       1,136,916
                                                           -------------   --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY................          1,494,203          907,818         466,352       1,691,118
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD                    2,100,842        1,193,024       3,200,948       1,509,830
                                                           -------------   --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD................      $   3,595,045        2,100,842       3,667,300       3,200,948
                                                           =============   ==============  ==============  ==============

NATIONWIDE VARIABLE ACCOUNT-6

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED
--------------------------------------------
STATEMENTS OF OPERATIONS, CONTINUED
--------------------------------------------
YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                                  NSATGvtBd                       NSATMyMkt
                                                       ------------------------------  ------------------------------
                                                            1999             1998            1999            1998
                                                       --------------  --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................    $       68,770          43,647         310,393         172,433
  Mortality, expense and administration
    charges (note 2)...............................           (18,162)        (10,720)        (92,218)        (47,634)
                                                       --------------  --------------  --------------  --------------
    Net investment activity........................            50,608          32,927         218,175         124,799
                                                       --------------  --------------  --------------  --------------

  Proceeds from mutual fund shares sold............           148,028         315,041       5,319,656       5,558,629
  Cost of mutual fund shares sold..................          (149,899)       (298,698)     (5,319,656)     (5,558,629)
                                                       --------------  --------------  --------------  --------------
    Realized gain (loss) on investments............            (1,871)         16,343               -               -
  Change in unrealized gain (loss) on investments            (100,339)          1,842               -               -
                                                       --------------  --------------  --------------  --------------
    Net gain (loss) on investments.................          (102,210)         18,185               -               -
                                                       --------------  --------------  --------------  --------------
  Reinvested capital gains.........................             2,440           6,570               -               -
                                                       --------------  --------------  --------------  --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations...........           (49,162)         57,682         218,175         124,799
                                                       --------------  --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners................................            24,021          67,906       4,291,983       4,701,737
  Transfers between funds..........................            37,137         995,059         105,307        (446,943)
  Redemptions......................................          (118,278)        (37,892)     (1,879,828)       (738,553)
  Contingent deferred sales charges (note 2)                   (2,242)         (1,011)        (45,539)        (30,939)
  Adjustments to maintain reserves.................                (8)            (50)             46             341
                                                       --------------  --------------  --------------  --------------
      Net equity transactions......................           (59,370)      1,024,012       2,471,969       3,485,643
                                                       --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY..............          (108,532)      1,081,694       2,690,144       3,610,442
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD                 1,372,008         290,314       5,322,117       1,711,675
                                                       --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD..............    $    1,263,476       1,372,008       8,012,261       5,322,117
                                                       ==============  ==============  ==============  ==============


See accompanying notes to financial statements.

                         NATIONWIDE VARIABLE ACCOUNT-6
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 1999 AND 1998


(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         Nationwide Variable Account-6 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on February 2, 1994. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         On March 3, 1997, the Company (Depositor) transferred to the Account, 100,000 shares of the Evergreen - VA Omega Growth Fund (formerly Evergreen - VA Aggressive Growth Fund), for which the Account was credited with 100,000 units of the foregoing Evergreen Fund. The value of the units purchased by the Company on March 3, 1997 was $1,000,000.

         On May 1, 1998, the Company (Depositor) transferred to the Account, 100,000 shares of the Evergreen - VA Small Cap Equity Income Fund, for which the Account was credited with 100,000 units of the foregoing Evergreen Fund. The value of the units purchased by the Company on May 1, 1998 was $1,000,000.

         On August 17, 1998, the Company (Depositor) transferred to the Account, 100,000 shares of the Evergreen - International Growth Fund, for which the Account was credited with 100,000 units of the foregoing Evergreen Fund. The value of the units purchased by the Company on August 17, 1998 was $1,000,000.

         On February 1, 1999, the Company (Depositor) transferred to the Account, 400,000 shares of the Evergreen - VA Masters Fund, for which the Account was credited with 400,000 units of the foregoing Evergreen Fund. The value of the units purchased by the Company on February 1, 1999 was $4,000,000.

         The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through banks and other financial institutions.

     (b) The Contracts

         Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

         With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following funds:
              Funds of the Evergreen Variable Trust (Evergreen);
                Evergreen - VA Equity Index Fund (EvEIx) (this fund became available on 10/01/99)
                Evergreen - VA Foundation Fund (EvFound)
                Evergreen - VA Fund (EvFund) Evergreen - VA Global Leaders Fund (EvGloLead)
                Evergreen - VA Growth and Income Fund (EvGrInc)
                Evergreen - VA International Growth Fund (EvIntGr)
                Evergreen - VA Masters Fund (EvMasters) (this fund became available on 2/01/99)
                Evergreen - VA Omega Fund (EvOmega) (formerly Evergreen - VA Aggressive Growth Fund)
                Evergreen - VA Small Cap Equity Income Fund (EvSmCapEI) Evergreen - VA Strategic Income Fund (EvStratInc)
              Portfolios of the Fidelity Variable Insurance Products Fund (Fidelity VIP);
                Fidelity VIP - High Income Portfolio (FidVIPHI)
                Fidelity VIP - Overseas Portfolio (FidVIPOv)
              Portfolios of the Fidelity Variable Insurance Products Fund (Fidelity VIP-II);
                Fidelity VIP-II - Asset Manager Portfolio (FidVIPAM)
                Fidelity VIP-II - Contrafund Portfolio (FidVIPCon)

              Portfolio of the Fidelity Variable Insurance Products Fund III (Fidelity VIP-III);
                Fidelity VIP-III - Growth Opportunities Portfolio (FidVIPGrOp)
              Funds of the Nationwide Separate Account Trust (Nationwide SAT) (managed for a fee by an affiliated investment advisor);
                Nationwide SAT - Government Bond Fund (NSATGvtBd)
                Nationwide SAT - Money Market Fund (NSATMyMkt)

         At December 31, 1999, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

         A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

         Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1999. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f) Calculation of Annuity Reserves

         Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-6
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


(2)  EXPENSES

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The following contract charges are deducted by the Company: a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.15%, respectively. No charges are deducted from the initial funding by the Depositor, or from earnings thereon.

(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.



--------------------------------------------------------------------------------

                          INDEPENDENT AUDITORS' REPORT


The Board of Directors
Nationwide Life Insurance Company:


We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (collectively the Company), a wholly owned subsidiary of Nationwide Financial Services, Inc., as of December 31, 1999 and 1998, and the related consolidated statements of income, shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 1999. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 1999 and 1998, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1999, in conformity with generally accepted accounting principles.






Columbus, Ohio
January 28, 2000

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                           Consolidated Balance Sheets

                     (in millions, except per share amounts)


                                                                                  December 31,
                                                                         -----------------------------
                                     Assets                                1999                1998
                                     ------                              ---------           ---------
Investments:
  Securities available-for-sale, at fair value:
    Fixed maturity securities                                            $15,294.0           $14,245.1
    Equity securities                                                         92.9               127.2
  Mortgage loans on real estate, net                                       5,786.3             5,328.4
  Real estate, net                                                           254.8               243.6
  Policy loans                                                               519.6               464.3
  Other long-term investments                                                 73.8                44.0
  Short-term investments                                                     416.0               289.1
                                                                         ---------           ---------
                                                                          22,437.4            20,741.7
                                                                         ---------           ---------

Cash                                                                           4.8                 3.4
Accrued investment income                                                    238.6               218.7
Deferred policy acquisition costs                                          2,554.1             2,022.2
Other assets                                                                 305.9               420.3
Assets held in separate accounts                                          67,135.1            50,935.8
                                                                         ---------           ---------
                                                                         $92,675.9           $74,342.1
                                                                         =========           =========

                         Liabilities and Shareholder's Equity
                         ------------------------------------

Future policy benefits and claims                                        $21,861.6           $19,767.1
Other liabilities                                                            914.2               866.1
Liabilities related to separate accounts                                  67,135.1            50,935.8
                                                                         ---------           ---------
                                                                          89,910.9            71,569.0
                                                                         ---------           ---------

Commitments and contingencies (notes 8 and 13)

Shareholder's equity:
  Common stock, $1 par value.  Authorized 5.0 million shares;
    3.8 million shares issued and outstanding                                  3.8                 3.8
  Additional paid-in capital                                                 766.1               914.7
  Retained earnings                                                        2,011.0             1,579.0
  Accumulated other comprehensive income                                     (15.9)              275.6
                                                                         ---------           ---------
                                                                           2,765.0             2,773.1
                                                                         ---------           ---------
                                                                         $92,675.9           $74,342.1
                                                                         =========           =========

See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                        Consolidated Statements of Income

                                  (in millions)


                                                                            Years ended December 31,
                                                                ---------------------------------------------
                                                                  1999               1998              1997
                                                                --------           --------          --------

Revenues:
  Policy charges                                                $  895.5           $  698.9          $  545.2
  Life insurance premiums                                          220.8              200.0             205.4
  Net investment income                                          1,520.8            1,481.6           1,409.2
  Realized (losses) gains on investments                           (11.6)              28.4              11.1
  Other                                                             66.1               66.8              46.5
                                                                --------           --------          --------
                                                                 2,691.6            2,475.7           2,217.4
                                                                --------           --------          --------
Benefits and expenses:
  Interest credited to policyholder account balances             1,096.3            1,069.0           1,016.6
  Other benefits and claims                                        210.4              175.8             178.2
  Policyholder dividends on participating policies                  42.4               39.6              40.6
  Amortization of deferred policy acquisition costs                272.6              214.5             167.2
  Other operating expenses                                         463.4              419.7             384.9
                                                                --------           --------          --------
                                                                 2,085.1            1,918.6           1,787.5
                                                                --------           --------          --------

    Income before federal income tax expense                       606.5              557.1             429.9

Federal income tax expense                                         201.4              190.4             150.2
                                                                --------           --------          --------

    Net income                                                  $  405.1           $  366.7          $  279.7
                                                                ========           ========          ========


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                 Consolidated Statements of Shareholder's Equity

                  Years ended December 31, 1999, 1998 and 1997
                                  (in millions)


                                                                                                  Accumulated
                                                                Additional                           other              Total
                                                  Common         paid-in           Retained       comprehensive      shareholder's
                                                  stock          capital           earnings          income             equity
                                                 --------        --------         ----------         --------         ----------
December 31, 1996                                  $  3.8        $  527.9           $1,432.6           $173.6           $2,137.9

Comprehensive income:
    Net income                                         --              --              279.7               --              279.7
    Net unrealized gains on securities
      available-for-sale arising during
      the year                                         --              --                 --             73.5               73.5
                                                                                                                        --------
  Total comprehensive income                                                                                               353.2
                                                                                                                        --------
Capital contribution                                   --           836.8                 --               --              836.8
                                                                                                                        --------
Dividend to shareholder                                --          (450.0)            (400.0)              --             (850.0)
                                                   ------        --------           --------           ------           --------
December 31, 1997                                     3.8           914.7            1,312.3            247.1            2,477.9

Comprehensive income:
    Net income                                         --              --              366.7               --              366.7
    Net unrealized gains on securities
      available-for-sale arising during
      the year                                         --              --                 --             28.5               28.5
                                                                                                                        --------
  Total comprehensive income                                                                                               395.2
                                                                                                                        --------
Dividend to shareholder                                --              --             (100.0)              --             (100.0)
                                                   ------        --------           --------           ------           --------
December 31, 1998                                     3.8           914.7            1,579.0            275.6            2,773.1

Comprehensive income:
    Net income                                         --              --              405.1               --              405.1
    Net unrealized losses on securities
      available-for-sale arising during
      the year                                         --              --                 --           (315.0)            (315.0)
                                                                                                                        --------
  Total comprehensive income                                                                                                90.1
                                                                                                                        --------
Capital contribution                                   --            26.4               87.9             23.5              137.8
                                                                                                                        --------
Dividends to shareholder                               --          (175.0)             (61.0)              --             (236.0)
                                                   ------        --------           --------           ------           --------
December 31, 1999                                  $  3.8        $  766.1           $2,011.0           $(15.9)          $2,765.0
                                                   ======        ========           ========           ======           ========


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                      Consolidated Statements of Cash Flows

                                  (in millions)


                                                                                              Years ended December 31,
                                                                                       -------------------------------------
                                                                                         1999          1998          1997
                                                                                       ---------     ---------     ---------
Cash flows from operating activities:
  Net income                                                                          $    405.1     $   366.7     $   279.7
  Adjustments to reconcile net income to net cash provided by operating activities:
      Interest credited to policyholder account balances                                 1,096.3       1,069.0       1,016.6
      Capitalization of deferred policy acquisition costs                                 (637.0)       (584.2)       (487.9)
      Amortization of deferred policy acquisition costs                                    272.6         214.5         167.2
      Amortization and depreciation                                                          2.4          (8.5)         (2.0)
      Realized (gains) losses on invested assets, net                                       11.6         (28.4)        (11.1)
      Increase in accrued investment income                                                 (7.9)         (8.2)         (0.3)
      Decrease (increase) in other assets                                                  122.9          16.4         (12.7)
      Decrease in policy liabilities                                                       (20.9)         (8.3)        (23.1)
      Increase (decrease) in other liabilities                                             149.7         (34.8)        230.6
      Other, net                                                                            (8.6)        (11.3)        (10.9)
                                                                                       ---------     ---------     ---------
        Net cash provided by operating activities                                        1,386.2         982.9       1,146.1
                                                                                       ---------     ---------     ---------

Cash flows from investing activities:
  Proceeds from maturity of securities available-for-sale                                2,307.9       1,557.0         993.4
  Proceeds from sale of securities available-for-sale                                      513.1         610.5         574.5
  Proceeds from repayments of mortgage loans on real estate                                696.7         678.2         437.3
  Proceeds from sale of real estate                                                          5.7         103.8          34.8
  Proceeds from repayments of policy loans and sale of other invested assets                40.9          23.6          22.7
  Cost of securities available-for-sale acquired                                        (3,724.9)     (3,182.8)     (2,828.1)
  Cost of mortgage loans on real estate acquired                                          (971.4)       (829.1)       (752.2)
  Cost of real estate acquired                                                             (14.2)         (0.8)        (24.9)
  Short-term investments, net                                                              (27.5)         69.3        (354.8)
  Other, net                                                                              (110.9)        (88.4)        (62.5)
                                                                                       ---------     ---------     ---------
        Net cash used in investing activities                                           (1,284.6)     (1,058.7)     (1,959.8)
                                                                                       ---------     ---------     ---------

Cash flows from financing activities:
  Proceeds from capital contributions                                                         --            --         836.8
  Cash dividends paid                                                                     (188.5)       (100.0)           --
  Increase in investment product and universal life insurance
    product account balances                                                             3,799.4       2,682.1       2,488.5
  Decrease in investment product and universal life insurance
    product account balances                                                            (3,711.1)     (2,678.5)     (2,379.8)
                                                                                       ---------     ---------     ---------
        Net cash used in financing activities                                             (100.2)        (96.4)        945.5
                                                                                       ---------     ---------     ---------
Net increase (decrease) in cash                                                              1.4        (172.2)        131.8

Cash, beginning of year                                                                      3.4         175.6          43.8
                                                                                       ---------     ---------     ---------
Cash, end of year                                                                      $     4.8     $     3.4     $   175.6
                                                                                       =========     =========     =========


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1999, 1998 and 1997


(1)      Organization and Description of Business

         Nationwide Life Insurance Company (NLIC) is a leading provider of long-term savings and retirement products in the United States and is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). The Company develops and sells a diverse range of products including variable annuities, fixed annuities and life insurance as well as investment management and administrative services. NLIC markets its products through a broad network of distribution channels, including independent broker/dealers, national and regional brokerage firms, financial institutions, pension plan administrators, life insurance specialists, Nationwide Retirement Solutions sales representatives, and Nationwide agents.

         Wholly owned subsidiaries of NLIC include Nationwide Life and Annuity Insurance Company (NLAIC), Nationwide Advisory Services, Inc., and Nationwide Investment Services Corporation. NLIC and its subsidiaries are collectively referred to as "the Company."


(2)      Summary of Significant Accounting Policies

         The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles, which differ from statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for NLIC and NLAIC, filed with the Department of Insurance of the State of Ohio (the Department), are prepared on the basis of accounting practices prescribed or permitted by the Department. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company has no material permitted statutory accounting practices.

         In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

         The most significant estimates include those used in determining deferred policy acquisition costs, valuation allowances for mortgage loans on real estate and real estate investments and the liability for future policy benefits and claims. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

         (a)  Consolidation Policy

              The consolidated financial statements include the accounts of NLIC and its wholly owned subsidiaries. All significant intercompany balances and transactions have been eliminated.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         (b)  Valuation of Investments and Related Gains and Losses

              The Company is required to classify its fixed maturity securities and equity securities as either held-to-maturity, available-for-sale or trading. Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost. Fixed maturity securities not classified as held-to-maturity and all equity securities are classified as available-for-sale and are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred federal income tax, reported as a separate component of accumulated other comprehensive income in shareholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized. The Company has no fixed maturity securities classified as held-to-maturity or trading as of December 31, 1999 or 1998.

              Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in interest income in the period received.

              Real estate is carried at cost less accumulated depreciation and valuation allowances. Other long-term investments are carried on the equity basis, adjusted for valuation allowances. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

              Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Estimates for valuation allowances and other than temporary declines are included in realized gains and losses on investments.

         (c)  Revenues and Benefits

              Investment Products and Universal Life Insurance Products:
              Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate owned life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. Policy benefits and claims that are charged to expense include interest credited to policy account balances and benefits and claims incurred in the period in excess of related policy account balances.

              Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         (d)  Deferred Policy Acquisition Costs

              The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses have been deferred. For investment products and universal life insurance products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges. For years in which gross profits are negative, deferred policy acquisition costs are amortized based on the present value of gross revenues. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(b). For traditional life insurance products, these deferred policy acquisition costs are predominantly being amortized with interest over the premium paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits.

         (e)  Separate Accounts

              Separate account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. For all but $915.4 million of separate account assets, the investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives.

         (f)  Future Policy Benefits

              Future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies have been calculated based on participants' contributions plus interest credited less applicable contract charges. The average interest rate credited on investment product policy reserves was 5.6%, 6.0% and 6.1% for the years ended December 31, 1999, 1998 and 1997, respectively.

              Future policy benefits for traditional life insurance policies have been calculated by the net level premium method using interest rates varying from 6.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued, rather than the assumptions prescribed by state regulatory authorities.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         (g)  Participating Business

              Participating business represents approximately 29% in 1999 (40% in 1998 and 50% in 1997) of the Company's life insurance in force, 69% in 1999 (74% in 1998 and 77% in 1997) of the number of life insurance policies in force, and 13% in 1999 (14% in 1998 and 27% in 1997) of life insurance statutory premiums. The provision for policyholder dividends is based on current dividend scales and is included in "Future policy benefits and claims" in the accompanying consolidated balance sheets.

         (h)  Federal Income Tax

              The Company files a consolidated federal income tax return with Nationwide Mutual Insurance Company (NMIC), the majority shareholder of Nationwide Corp. The members of the consolidated tax return group have a tax sharing arrangement which provides, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

              The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

         (i)  Reinsurance Ceded

              Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

         (j)  Recently Issued Accounting Pronouncements

              In March 1998, The American Institute of Certified Public Accountant's Accounting Standards Executive Committee issued Statement of Position (SOP) 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use." The SOP, which has been adopted prospectively as of January 1, 1999, requires the capitalization of certain costs incurred in connection with developing or obtaining internal use software. Prior to the adoption of SOP 98-1, the Company expensed internal use software related costs as incurred. The effect of adopting the SOP was to increase net income for 1999 by $8.3 million.

              In June 1998, the Financial Accounting Standards Board (FASB) issued Statement No. 133, "Accounting for Derivative Instruments and Hedging Activities" (FAS 133). FAS 133 establishes accounting and reporting standards for derivative instruments and for hedging activities. Contracts that contain embedded derivatives, such as certain investment and insurance contracts, are also addressed by the Statement. FAS 133 requires that an entity recognize all derivatives as either assets or liabilities in the statement of financial position and measure those instruments at fair value. In July 1999 the FASB issued Statement No. 137 which delayed the effective date of FAS 133 to fiscal years beginning after June 15, 2000. The Company plans to adopt this Statement in first quarter 2001 and is currently evaluating the impact on results of operations and financial condition.

         (k)  Reclassification

              Certain items in the 1998 and 1997 consolidated financial statements have been reclassified to conform to the 1999 presentation.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(3)      Investments

         The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 1999 and 1998 were:

                                                                                     Gross        Gross
                                                                     Amortized    unrealized    unrealized      Estimated
             (in millions)                                             cost          gains        losses        fair value
                                                                     ---------       ------       -------        ---------
             December 31, 1999:
               Fixed maturity securities:
                 U.S. Treasury securities and obligations of U.S.
                   government corporations and agencies              $   428.4       $ 23.4       $  (2.4)       $   449.4
                 Obligations of states and political subdivisions          0.8           --            --              0.8
                 Debt securities issued by foreign governments           110.6          0.6          (0.8)           110.4
                 Corporate securities                                 11,414.7        118.9        (218.6)        11,315.0
                 Mortgage-backed securities                            3,422.8         25.8         (30.2)         3,418.4
                                                                     ---------       ------       -------        ---------
                     Total fixed maturity securities                  15,377.3        168.7        (252.0)        15,294.0
               Equity securities                                          84.9         12.4          (4.4)            92.9
                                                                     ---------       ------       -------        ---------
                                                                     $15,462.2       $181.1       $(256.4)       $15,386.9
                                                                     =========       ======       =======        =========

             December 31, 1998:
               Fixed maturity securities:
                 U.S. Treasury securities and obligations of U.S.
                   government corporations and agencies              $   255.9       $ 13.0       $    --        $   268.9
                 Obligations of states and political subdivisions          1.6           --            --              1.6
                 Debt securities issued by foreign governments           106.5          4.5            --            111.0
                 Corporate securities                                  9,899.6        423.2         (18.7)        10,304.1
                 Mortgage-backed securities                            3,457.7        104.2          (2.4)         3,559.5
                                                                     ---------       ------       -------        ---------
                     Total fixed maturity securities                  13,721.3        544.9         (21.1)        14,245.1
               Equity securities                                         110.4         18.3          (1.5)           127.2
                                                                     ---------       ------       -------        ---------
                                                                     $13,831.7       $563.2       $ (22.6)       $14,372.3
                                                                     =========       ======       =======        =========

         The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 1999, by expected maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                    Amortized        Estimated
             (in millions)                                                            cost          fair value
                                                                                    ---------        ---------
             Fixed maturity securities available for sale:
               Due in one year or less                                              $   847.0        $   847.0
               Due after one year through five years                                  5,240.5          5,205.7
               Due after five years through ten years                                 5,046.9          5,005.2
               Due after ten years                                                    4,242.9          4,236.1
                                                                                    ---------        ---------
                                                                                    $15,377.3        $15,294.0
                                                                                    =========        =========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         The components of unrealized (losses) gains on securities available-for-sale, net, were as follows as of December 31:


             (in millions)                                                           1999         1998
                                                                                    ------       -------
             Gross unrealized (losses) gains                                        $(75.3)      $ 540.6
             Adjustment to deferred policy acquisition costs                          50.9        (116.6)
             Deferred federal income tax                                               8.5        (148.4)
                                                                                    ------       -------
                                                                                    $(15.9)      $ 275.6
                                                                                    ======       =======

         An analysis of the change in gross unrealized (losses) gains on securities available-for-sale for the years ended December 31:

             (in millions)                                                   1999          1998          1997
                                                                            -------        -----        ------

             Securities available-for-sale:
               Fixed maturity securities                                    $(607.1)       $52.6        $137.5
               Equity securities                                               (8.8)         4.2          (2.7)
                                                                            -------        -----        ------
                                                                            $(615.9)       $56.8        $134.8
                                                                            =======        =====        ======

         Proceeds from the sale of securities available-for-sale during 1999, 1998 and 1997 were $513.1 million, $610.5 million and $574.5 million, respectively. During 1999, gross gains of $10.4 million ($9.0 million and $9.9 million in 1998 and 1997, respectively) and gross losses of $28.0 million ($7.6 million and $18.0 million in 1998 and 1997, respectively) were realized on those sales. In addition, gross gains of $15.1 million and gross losses of $0.7 million were realized in 1997 when the Company paid a dividend to NFS, which then made an equivalent dividend to Nationwide Corp., consisting of securities having an aggregate fair value of $850.0 million.

         The Company had $15.6 million of real estate investments at December 31, 1999 that were non-income producing the preceding twelve months. During 1998 the Company had investments of $42.4 million that were non-income producing, which consisted of $32.7 million of securities available-for-sale and $9.7 million of real estate.

         Real estate is presented at cost less accumulated depreciation of $24.8 million as of December 31, 1999 ($21.5 million as of December 31, 1998) and valuation allowances of $5.5 million as of December 31, 1999 ($5.4 million as of December 31, 1998).

         The recorded investment of mortgage loans on real estate considered to be impaired was $3.7 million as of both December 31, 1999 and 1998. No valuation allowance has been recorded for these loans as of December 31, 1999 or 1998. During 1999, the average recorded investment in impaired mortgage loans on real estate was approximately $3.7 million ($9.1 million in 1998) and there was no interest income recognized on those loans. Interest income recognized on impaired loans was $0.3 million in 1998 which is equal to interest income recognized using a cash-basis method of income recognition.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Activity in the valuation allowance account for mortgage loans on real estate is summarized for the years ended December 31:

             (in millions)                                             1999     1998     1997
                                                                       -----    -----    -----

             Allowance, beginning of year                              $42.4    $42.5    $51.0
               Additions (reductions) charged to operations              0.7     (0.1)    (1.2)
               Direct write-downs charged against the allowance           --       --     (7.3)
               Allowance on acquired mortgage loans                      1.3       --       --
                                                                       -----    -----    -----
             Allowance, end of year                                    $44.4    $42.4    $42.5
                                                                       =====    =====    =====

         An analysis of investment income by investment type follows for the years ended December 31:

             (in millions)                                                  1999       1998       1997
                                                                          --------   --------   --------

             Gross investment income:
               Securities available-for-sale:
                 Fixed maturity securities                                $1,031.3   $  982.5   $  911.6
                 Equity securities                                             2.5        0.8        0.8
               Mortgage loans on real estate                                 460.4      458.9      457.7
               Real estate                                                    28.8       40.4       42.9
               Short-term investments                                         18.6       17.8       22.7
               Other                                                          26.5       30.7       21.0
                                                                          --------   --------   --------
                   Total investment income                                 1,568.1    1,531.1    1,456.7
             Less investment expenses                                         47.3       49.5       47.5
                                                                          --------   --------   --------
                   Net investment income                                  $1,520.8   $1,481.6   $1,409.2
                                                                          ========   ========   ========

         An analysis of realized gains (losses) on investments, net of valuation allowances, by investment type follows for the years ended December 31:

             (in millions)                                                 1999     1998    1997
                                                                          -------   -----   -----

             Securities available-for-sale:
               Fixed maturity securities                                  $(25.0)  $(0.7)  $ 3.6
               Equity securities                                             7.4     2.1     2.7
             Mortgage loans on real estate                                  (0.6)    3.9     1.6
             Real estate and other                                           6.6    23.1     3.2
                                                                          ------   -----   -----
                                                                          $(11.6)  $28.4   $11.1
                                                                          ======   =====   =====

         Fixed maturity securities with an amortized cost of $9.1 million as of December 31, 1999 and $6.5 million as of December 31, 1998 were on deposit with various regulatory agencies as required by law.

(4)      Derivative Financial Instruments

         The Company uses derivative financial instruments, principally interest rate swaps, interest rate futures contracts and foreign currency swaps, to manage market risk exposures associated with changes in interest rates and foreign currency exchange rates. Provided they meet specific criteria, interest rate swaps and futures are considered hedges and are accounted for under the accrual method and deferral method, respectively. The Company has no significant derivative positions that are not considered hedges.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Interest rate swaps are primarily used to convert specific investment securities and interest bearing policy liabilities from a fixed-rate to a floating-rate basis. Amounts receivable or payable under these agreements are recognized as an adjustment to net investment income or interest credited to policyholder account balances consistent with the nature of the hedged item. The changes in fair value of the interest rate swap agreements are not recognized on the balance sheet, except for interest rate swaps designated as hedges of fixed maturity securities available-for-sale, for which changes in fair values are reported in accumulated other comprehensive income.

         Interest rate futures contracts are primarily used to hedge the risk of adverse interest rate changes related to the Company's mortgage loan commitments and anticipated purchases of fixed rate investments. Gains and losses are deferred and, at the time of closing, reflected as an adjustment to the carrying value of the related mortgage loans or investments. The carrying value adjustments are amortized into net investment income over the life of the related mortgage loans or investments.

         Foreign currency swaps are used to convert cash flows from specific policy liabilities and investments denominated in foreign currencies into U.S. dollars at specified exchange rates. Gains and losses on foreign currency swaps are recorded in earnings based on the related spot foreign exchange rate at the end of the reporting period. Gains and losses on these contracts offset those recorded as a result of translating the hedged foreign currency denominated liabilities and investments to U.S. dollars.

         The following table summarizes the notional amount of derivative financial instruments classified as hedges outstanding as of December 31, 1999. Prior to 1999 the Company's activities in derivatives were not significant.

                                                                               (in millions)
                                                                               -------------
            Interest rate swaps
               Pay fixed/receive variable rate swaps hedging investments          $362.7
               Pay variable/receive fixed rate swaps hedging investments          $ 28.5
               Other contracts hedging investments                                $ 19.1
               Pay variable/receive fixed rate swaps hedging liabilities          $577.2

            Foreign currency swaps
               Hedging foreign currency denominated investments                   $ 14.8
               Hedging foreign currency denominated liabilities                   $577.2

            Interest rate futures contracts                                       $781.6

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



(5)      Federal Income Tax

         The tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31, 1999 and 1998 are as follows:

             (in millions)                                                   1999            1998
                                                                             ----            ----
             Deferred tax assets:
               Fixed maturity securities                                    $  5.3          $   --
               Future policy benefits                                        149.5           207.7
               Liabilities in separate accounts                              373.6           319.9
               Mortgage loans on real estate and real estate                  18.5            17.5
               Other assets and other liabilities                             51.1            58.9
                                                                             -----          ------
                 Total gross deferred tax assets                             598.0           604.0
                 Less valuation allowance                                     (7.0)           (7.0)
                                                                             -----          ------
                 Net deferred tax assets                                     591.0           597.0
                                                                             -----          ------

             Deferred tax liabilities:
               Deferred policy acquisition costs                             724.4           568.7
               Fixed maturity securities                                        --           212.2
               Deferred tax on realized investment gains                      34.7            34.8
               Equity securities and other long-term investments              10.8             9.6
               Other                                                          26.5            21.6
                                                                            ------          ------
                 Total gross deferred tax liabilities                        796.4           846.9
                                                                            ------          ------
                 Net deferred tax liability                                 $205.4          $249.9
                                                                            ======          ======

         In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Nearly all future deductible amounts can be offset by future taxable amounts or recovery of federal income tax paid within the statutory carryback period. There has been no change in the valuation allowance for the years ended December 31, 1999, 1998 and 1997.

         The Company's current federal income tax liability was $104.7 million and $72.8 million as of December 31, 1999 and 1998, respectively.

         Federal income tax expense for the years ended December 31 was as follows:

           (in millions)                    1999      1998      1997
                                           ------    ------    ------

           Currently payable               $ 53.6    $186.1    $121.7
           Deferred tax expense             147.8       4.3      28.5
                                           ------    ------    ------
                                           $201.4    $190.4    $150.2
                                           ======    ======    ======

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Total federal income tax expense for the years ended December 31, 1999, 1998 and 1997 differs from the amount computed by applying the U.S. federal income tax rate to income before tax as follows:

                                                             1999                     1998                     1997
                                                       ----------------         ----------------         ----------------
         (in millions)                                 Amount       %           Amount        %          Amount        %
                                                       ------      ----         ------      ----         ------      ----

         Computed (expected) tax expense               $212.3      35.0         $195.0      35.0         $150.5      35.0
         Tax exempt interest and dividends
           received deduction                            (7.3)     (1.2)          (4.9)     (0.9)            --        --
         Income tax credits                              (4.3)     (0.7)            --        --             --        --
         Other, net                                       0.7       0.1            0.3       0.1           (0.3)     (0.1)
                                                       ------      ----         ------      ----         ------      ----
             Total (effective rate of each year)       $201.4      33.2         $190.4      34.2         $150.2      34.9
                                                       ======      ====         ======      ====         ======      ====

         Total federal income tax paid was $29.8 million, $173.4 million and $91.8 million during the years ended December 31, 1999, 1998 and 1997, respectively.

(6)      Comprehensive Income

         Comprehensive Income includes net income as well as certain items that are reported directly within separate components of shareholder's equity that bypass net income. Currently, the Company's only component of Other Comprehensive Income is unrealized gains (losses) on securities available-for-sale. The related before and after federal tax amounts are as follows:

             (in millions)                                                 1999       1998       1997
                                                                          -------    ------     ------
             Unrealized gains (losses) on securities available-for-sale arising during the period:
                Gross                                                     $(665.3)   $ 58.2     $141.1
                Adjustment to deferred policy acquisition costs             167.5     (12.9)     (21.8)
                Related federal income tax (expense) benefit                171.4     (15.9)     (41.7)
                                                                          -------    ------     ------
                   Net                                                     (326.4)     29.4       77.6
                                                                          -------    ------     ------

             Reclassification adjustment for net (gains) losses on
                securities available-for-sale realized during the
                period:
                Gross                                                        17.6      (1.4)      (6.3)
                Related federal income tax expense (benefit)                 (6.2)      0.5        2.2
                                                                          -------    ------     ------
                   Net                                                       11.4      (0.9)      (4.1)
                                                                          -------    ------     ------
             Total Other Comprehensive Income                             $(315.0)   $ 28.5     $ 73.5
                                                                          =======    ======     ======

(7)      Fair Value of Financial Instruments

         The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         The fair value of a financial instrument is defined as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on estimates using present value or other valuation techniques. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

         Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements, estimated fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

         The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

         The following methods and assumptions were used by the Company in estimating its fair value disclosures:

              Fixed maturity and equity securities: The fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices. The carrying amount and fair value for fixed maturity and equity securities exclude the fair value of derivatives contracts designated as hedges of fixed maturity and equity securities.

              Mortgage loans on real estate, net: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair value for mortgage loans in default is the estimated fair value of the underlying collateral.

              Policy loans, short-term investments and cash: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

              Separate account assets and liabilities: The fair value of assets held in separate accounts is based on quoted market prices. The fair value of liabilities related to separate accounts is the amount payable on demand, which is net of certain surrender charges.

              Investment contracts: The fair value for the Company's liabilities under investment type contracts is disclosed using two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



              Policy reserves on life insurance contracts: Included are disclosures for individual life insurance, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

              Commitments to extend credit: Commitments to extend credit have nominal fair value because of the short-term nature of such commitments. See note 8.

              Futures contracts: The fair value for futures contracts is based on quoted market prices.

              Interest rate and foreign currency swaps: The fair value for interest rate and foreign currency swaps are calculated with pricing models using current rate assumptions.

           Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31:

                                                                         1999                              1998
                                                                ------------------------         -------------------------
                                                                Carrying       Estimated         Carrying       Estimated
               (in millions)                                     amount        fair value         amount        fair value
                                                                ---------      ---------         ---------      ----------
               Assets:
                 Investments:
                   Securities available-for-sale:
                     Fixed maturity securities                  $15,294.0      $15,294.0         $14,245.1       $14,245.1
                     Equity securities                               92.9           92.9             128.5           128.5
                   Mortgage loans on real estate, net             5,786.3        5,745.5           5,328.4         5,527.6
                   Policy loans                                     519.6          519.6             464.3           464.3
                   Short-term investments                           416.0          416.0             289.1           289.1
                 Cash                                                 4.8            4.8               3.4             3.4
                 Assets held in separate accounts                67,135.1       67,135.1          50,935.8        50,935.8

               Liabilities:
                 Investment contracts                           (16,977.7)     (16,428.6)        (15,468.7)      (15,158.6)
                 Policy reserves on life insurance contracts     (4,883.9)      (4,607.9)         (3,914.0)       (3,768.9)
                 Liabilities related to separate accounts       (67,135.1)     (66,318.7)        (50,935.8)      (49,926.5)

               Derivative financial instruments:
                 Interest rate swaps hedging assets                   4.3            4.3               -               -
                 Interest rate swaps hedging liabilities              -            (24.2)              -               -
                 Foreign currency swaps                             (11.8)         (11.8)              -               -
                 Futures contracts                                    1.3            1.3              (1.3)           (1.3)

(8)      Risk Disclosures

         The following is a description of the most significant risks facing life insurers and how the Company mitigates those risks:

         Credit Risk: The risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         Interest Rate Risk: The risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser, and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

         Legal/Regulatory Risk: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by offering a wide range of products and by operating throughout the United States, thus reducing its exposure to any single product or jurisdiction, and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

         Financial Instruments with Off-Balance-Sheet Risk: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans and derivative financial instruments. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

         Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower, and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to lend no more than 75% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $216.2 million extending into 2000 were outstanding as of December 31, 1999. The Company also had $28.0 million of commitments to purchase fixed maturity securities outstanding as of December 31, 1999.

         Notional amounts of derivative financial instruments, primarily interest rate swaps, interest rate futures contracts and foreign currency swaps, significantly exceed the credit risk associated with these instruments and represent contractual balances on which calculations of amounts to be exchanged are based. Credit exposure is limited to the sum of the aggregate fair value of positions that have become favorable to NLIC, including accrued interest receivable due from counterparties. Potential credit losses are minimized through careful evaluation of counterparty credit standing, selection of counterparties from a limited group of high quality institutions, collateral agreements and other contract provisions. At December 31, 1999, NLIC's credit risk from these derivative financial instruments was $6.1 million.

         Significant Concentrations of Credit Risk: The Company grants mainly commercial mortgage loans on real estate to customers throughout the United States. The Company has a diversified portfolio with no more than 23% (22% in 1998) in any geographic area and no more than 2% (2% in 1998) with any one borrower as of December 31, 1999. As of December 31, 1999, 39% (42% in 1998) of the remaining principal balance of the Company's commercial mortgage loan portfolio financed retail properties.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Reinsurance: The Company has entered into a reinsurance contract to cede a portion of its general account individual annuity business to The Franklin Life Insurance Company (Franklin). Total recoveries due from Franklin were $143.6 million and $187.9 million as of December 31, 1999 and 1998, respectively. The contract is immaterial to the Company's results of operations. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Under the terms of the contract, Franklin has established a trust as collateral for the recoveries. The trust assets are invested in investment grade securities, the market value of which must at all times be greater than or equal to 102% of the reinsured reserves.

(9)      Pension Plan and Postretirement Benefits Other Than Pensions

         The Company is a participant, together with other affiliated companies, in a pension plan covering all employees who have completed at least one year of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company. Assets of the Retirement Plan are invested in group annuity contracts of NLIC.

         Pension cost (benefit) charged to operations by the Company during the years ended December 31, 1999, 1998 and 1997 were $(8.3) million, $2.0 million and $7.5 million, respectively. The Company has recorded a prepaid pension asset of $13.3 million and $5.0 million as of December 31, 1999 and 1998, respectively.

         In addition to the defined benefit pension plan, the Company, together with other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, but not more than three percent. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

         The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation (APBO), however, certain affiliated companies elected to amortize their initial transition obligation over periods ranging from 10 to 20 years.

         The Company's accrued postretirement benefit expense as of December 31, 1999 and 1998 was $49.6 million and $40.1 million, respectively, and the net periodic postretirement benefit cost (NPPBC) for 1999, 1998 and 1997 was $4.9 million, $4.1 million and $3.0 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         Information regarding the funded status of the pension plan as a whole and the postretirement life and health care benefit plan as a whole as of December 31, 1999 and 1998 follows:

                                                                         Pension Benefits        Postretirement Benefits
                                                                        ------------------       -----------------------
              (in millions)                                               1999       1998         1999            1998
              --------------------------------------------------------- --------   --------      -------         -------
              Change in benefit obligation:
              Benefit obligation at beginning of year                   $2,185.0   $2,033.8      $ 270.1         $ 237.9
              Service cost                                                  80.0       87.6         14.2             9.8
              Interest cost                                                109.9      123.4         17.6            15.4
              Actuarial (gain) loss                                        (95.0)     123.2        (64.4)           15.6
              Plan settlement in 1999/curtailment in 1998                 (396.1)    (107.2)          --              --
              Benefits paid                                                (72.4)     (75.8)       (11.0)           (8.6)
              Acquired companies                                              --         --         13.3              --
                                                                        --------   --------      -------         -------
              Benefit obligation at end of year                          1,811.4    2,185.0        239.8           270.1
                                                                        --------   --------      -------         -------
              Change in plan assets:
              Fair value of plan assets at beginning of year             2,541.9    2,212.9         77.9            69.2
              Actual return on plan assets                                 161.8      300.7          3.5             5.0
              Employer contribution                                         12.4      104.1         20.9            12.1
              Plan settlement                                             (396.1)        --           --              --
              Benefits paid                                                (72.4)     (75.8)       (11.0)           (8.4)
                                                                        --------   --------      -------         -------
              Fair value of plan assets at end of year                   2,247.6    2,541.9         91.3            77.9
                                                                        --------   --------      -------         -------

              Funded status                                                436.2      356.9       (148.5)         (192.2)
              Unrecognized prior service cost                               28.2       31.5           --              --
              Unrecognized net (gains) losses                             (402.0)    (345.7)       (46.7)           16.0
              Unrecognized net (asset) obligation at transition             (7.7)     (11.0)         1.1             1.3
                                                                        --------   --------      -------         -------
              Prepaid (accrued) benefit cost                            $   54.7   $   31.7      $(194.1)        $(174.9)
                                                                        ========   ========      =======         =======

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Basis for measurements, funded status of the pension plan and postretirement life and health care benefit plan:

                                                                    Pension Benefits        Postretirement Benefits
                                                                    ----------------        -----------------------
                                                                    1999        1998         1999             1998
                                                                    ----        ----        -------          ------

              Weighted average discount rate                        7.00%       5.50%        7.80%            6.65%
              Rate of increase in future compensation levels        5.25%       3.75%          --               --
              Assumed health care cost trend rate:
                    Initial rate                                      --          --        15.00%           15.00%
                    Ultimate rate                                     --          --         5.50%            8.00%
                    Uniform declining period                          --          --        5 Years         15 Years

         The net periodic pension cost for the pension plan as a whole for the years ended December 31, 1999, 1998 and 1997 follows:

              (in millions)                                                              1999       1998          1997
              --------------------------------------------------------------------------------   -----------   ------------
              Service cost (benefits earned during the period)                         $  80.0      $  87.6      $   77.3
              Interest cost on projected benefit obligation                              109.9        123.4         118.6
              Expected return on plan assets                                            (160.3)      (159.0)       (139.0)
              Recognized gains                                                            (9.1)        (3.8)           --
              Amortization of prior service cost                                           3.2          3.2           3.2
              Amortization of unrecognized transition obligation (asset)                  (1.4)         4.2           4.2
                                                                                       -------      -------      --------
                                                                                       $  22.3      $  55.6      $   64.3
                                                                                       =======      =======      ========

         Effective December 31, 1998, Wausau Service Corporation (WSC) ended its affiliation with Nationwide Insurance and employees of WSC ended participation in the plan. A curtailment gain of $67.1 million resulted (consisting of a $107.2 million reduction in the projected benefit obligation, net of the write-off of the $40.1 million remaining unamortized transition obligation related to WSC). During 1999, the plan transferred assets to settle its obligation related to WSC employees . A settlement gain of $32.9 million was recognized.

         Basis for measurements, net periodic pension cost for the pension plan:

                                                                           1999          1998          1997
                                                                          ------        -----         -----
             Weighted average discount rate                               6.08%         6.00%         6.50%
             Rate of increase in future compensation levels               4.33%         4.25%         4.75%
             Expected long-term rate of return on plan assets             7.33%         7.25%         7.25%

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         The amount of NPPBC for the postretirement benefit plan as a whole for the years ended December 31, 1999, 1998 and 1997 was as follows:

             (in millions)                                                              1999          1998          1997
                                                                                         -------   -----------   -----------
             Service cost (benefits attributed to employee service during the year)      $14.2         $ 9.8         $ 7.0
             Interest cost on accumulated postretirement benefit obligation               17.6          15.4          14.0
             Actual return on plan assets                                                 (3.5)         (5.0)         (3.6)
             Amortization of unrecognized transition obligation of affiliates              0.6           0.2           0.2
             Net amortization and deferral                                                (1.8)          1.2          (0.5)
                                                                                         -----         -----         -----
                                                                                         $27.1         $21.6         $17.1
                                                                                         =====         =====         =====

         Actuarial assumptions used for the measurement of the NPPBC for the postretirement benefit plan for 1999, 1998 and 1997 were as follows:


                                                               1999      1998       1997
                                                             -------    ------     ------

               Discount rate                                 6.65%      6.70%      7.25%
               Long term rate of return on plan
                   assets, net of tax                        7.15%      5.83%      5.89%
               Assumed health care cost trend rate:
                   Initial rate                             15.00%     12.00%     11.00%
                   Ultimate rate                             5.50%      6.00%      6.00%
                   Uniform declining period                 5 Years   12 Years   12 Years


         For the postretirement benefit plan as a whole, a one percentage point increase or decrease in the assumed health care cost trend rate would have no impact on the APBO as of December 31, 1999 and have no impact on the NPPBC for the year ended December 31, 1999.

(10) Shareholder's Equity, Regulatory Risk-Based Capital, Retained Earnings and Dividend Restrictions

         Ohio, NLIC's and NLAIC's state of domicile, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the company's regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceed the minimum risk-based capital requirements.

         The statutory capital and surplus of NLIC as of December 31, 1999, 1998 and 1997 was $1.35 billion, $1.32 billion and $1.13 billion, respectively. The statutory net income of NLIC for the years ended December 31, 1999, 1998 and 1997 was $276.2 million, $171.0 million and $111.7 million, respectively.

         The Company is limited in the amount of shareholder dividends it may pay without prior approval by the Department. As of December 31, 1999 $40.2 million of dividends could be paid by NLIC without prior approval.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of New York that limit the amount of statutory profits on NLIC's participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholder.

         The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses and shareholder dividends in the future.

(11)     Transactions With Affiliates

         During second quarter 1999 the Company entered into a modified coinsurance arrangement to reinsure the 1999 operating results of an affiliated company, Employers Life Insurance Company of Wausau (ELOW) retroactive to January 1, 1999. In September 1999, NFS acquired ELOW for $120.8 million and immediately merged ELOW into NLIC terminating the modified coinsurance arrangement. Because ELOW was an affiliate, the Company accounted for the merger similar to poolings-of-interests; however, prior period financial statements were not restated due to immateriality. The reinsurance and merger combined contributed $1.46 million to year to date net income.

         The Company has a reinsurance agreement with NMIC whereby all of the Company's accident and health business is ceded to NMIC on a modified coinsurance basis. The agreement covers individual accident and health business for all periods presented and group and franchise accident and health business since July 1, 1999. Either party may terminate the agreement on January 1 of any year with prior notice. Prior to July 1, 1999 group and franchise accident and health business and a block of group life insurance policies were ceded to ELOW under a modified coinsurance agreement. Under a modified coinsurance agreement, invested assets are retained by the ceding company and investment earnings are paid to the reinsurer. Under the terms of the Company's agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by the Company, although a fee is paid to the Company for the retention of such risk. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC and ELOW for the years ended December 31, 1999, 1998 and 1997 were $193.0 million, $216.9 million, and $315.3 million, respectively, while benefits, claims and expenses ceded were $216.9 million, $259.3 million, and $326.6 million, respectively.

         Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as sales support, advertising, personnel and general management services, to those subsidiaries. Expenses covered by such agreement are subject to allocation among NMIC and such subsidiaries. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commission expense and other methods agreed to by the participating companies that are within industry guidelines and practices. In addition, beginning in 1999 Nationwide Services Company, a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration, and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the years ended December 31, 1999, 1998 and 1997, the Company made payments to NMIC and Nationwide Services Company totaling $124.1 million, $95.0 million, and $85.8 million, respectively. In addition, the Company does not believe that expenses recognized under these agreements are materially different than expenses that would have been recognized had the Company operated on a stand-alone basis.

         The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 1999, 1998 and 1997, the Company made lease payments to NMIC and its subsidiaries of $9.9 million, $8.0 million and $8.4 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The Company also participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or a stated period, the securities will be repurchased by the seller at the original sales price plus a price differential. Transactions under the agreements during 1999 and 1998 were not material. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

         The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC were $411.7 million and $248.4 million as of December 31, 1999 and 1998, respectively, and are included in short-term investments on the accompanying consolidated balance sheets.

         As part of certain restructuring activities that occurred prior to the March 1997 IPO, the Company paid a dividend valued at $485.7 million to Nationwide Corp. on January 1, 1997 consisting of the outstanding shares of common stock of ELOW, National Casualty Company (NCC) and West Coast Life Insurance Company (WCLIC). Also, on February 24, 1997, the Company paid a dividend to NFS, and NFS paid an equivalent dividend to Nationwide Corp., consisting of securities having an aggregate fair value of $850.0 million. The Company recognized a gain of $14.4 million on the transfer of securities.

         Certain annuity products are sold through three affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the three years ended December 31, 1999 were $56.0 million, $60.0 million and $66.1 million, respectively.

(12)     Bank Lines of Credit

         NFS, NLIC and NMIC are parties to a $600.0 million revolving credit facility which provides for a $600.0 million loan over a five year term on a fully revolving basis with a group of national financial institutions. The credit facility provides for several and not joint liability with respect to any amount drawn by any party. NFS, NLIC and NMIC pay facility and usage fees to the financial institutions to maintain the revolving credit facility. As of December 31, 1999 the Company had no amounts outstanding under the agreement.

(13)     Contingencies

         On October 29, 1998, the Company was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by the Company and the other named Company affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. No class has been certified. On June 11, 1999, the Company and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the court denied the motion to dismiss the amended complaint filed by the Company and other named defendants. The Company intends to defend this lawsuit vigorously.

(14)     Segment Information

         The Company uses differences in products as the basis for defining its reportable segments. The Company reports three product segments:
         Variable Annuities, Fixed Annuities and Life Insurance.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         The Variable Annuities segment consists of annuity contracts that provide the customer with access to a wide range of investment options, tax-deferred accumulation of savings, asset protection in the event of an untimely death, and flexible payout options including a lump sum, systematic withdrawal or a stream of payments for life. The Company's variable annuity products consist almost entirely of flexible premium deferred variable annuity contracts.

         The Fixed Annuities segment consists of annuity contracts that generate a return for the customer at a specified interest rate fixed for a prescribed period, tax-deferred accumulation of savings, and flexible payout options including a lump sum, systematic withdrawal or a stream of payments for life. Such contracts consist of single premium deferred annuities, flexible premium deferred annuities and single premium immediate annuities. The Fixed Annuities segment includes the fixed option under variable annuity contracts.

         The Life Insurance segment consists of insurance products, including variable universal life insurance and corporate-owned life insurance products, that provide a death benefit and may also allow the customer to build cash value on a tax-deferred basis.

         In addition to the product segments, the Company reports corporate revenue and expenses, investments and related investment income supporting capital not specifically allocated to its product segments, revenues and expenses of its investment advisor subsidiary, revenues and expenses related to group annuity contracts sold to Nationwide Insurance employee and agent benefit plans and all realized gains and losses on investments in a Corporate and Other segment.

         During 1999 the Company revised the allocation of net investment income among its Life Insurance and Corporate and Other segments. Also, certain amounts previously reported as other income were reclassified to operating expense. Amounts reported for prior periods have been restated to reflect these changes.

         The following table summarizes the financial results of the Company's business segments for the years ended December 31, 1999, 1998 and 1997.

                                                  Variable      Fixed        Life      Corporate
         (in millions)                            Annuities    Annuities   Insurance   and Other      Total
         ------------------------------------     ---------    ---------   ---------   ---------    ---------
         1999:
         Net investment income (1)                $   (41.5)   $ 1,134.5    $  253.1    $  174.7    $ 1,520.8
         Other operating revenue                      668.2         43.4       393.0        77.8      1,182.4
                                                  ---------    ---------    --------    --------    ---------
            Total operating revenue (2)               626.7      1,177.9       646.1       252.5      2,703.2
                                                  ---------    ---------    --------    --------    ---------
         Interest credited to policyholder
            account balances                             --        837.5       130.5       128.3      1,096.3
         Amortization of deferred policy
            acquisition costs                         162.8         49.7        60.1          --        272.6
         Other benefits and expenses                  173.6        113.5       334.7        94.4        716.2
                                                  ---------    ---------    --------    --------    ---------
            Total expenses                            336.4      1,000.7       525.3       222.7      2,085.1
                                                  ---------    ---------    --------    --------    ---------
         Operating income before
            federal income tax                        290.3        177.2       120.8        29.8        618.1
         Realized losses on investments                  --           --          --       (11.6)       (11.6)
                                                  ---------    ---------    --------    --------    ---------
         Consolidated income before
            federal tax expense                   $   290.3    $   177.2    $  120.8    $   18.2    $   606.5
                                                  =========    =========    ========    ========    =========
         Assets as of year end                    $62,599.7    $17,134.8    $6,616.7    $6,324.7    $92,675.9
                                                  =========    =========    ========    ========    =========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


                                                    Variable           Fixed            Life         Corporate
         (in millions)                              Annuities         Annuities       Insurance       and Other         Total
         ------------------------------------       ---------         ---------       ---------       ---------       ---------
         1998:
         Net investment income (1)                  $   (31.3)        $ 1,116.6        $  225.6        $  170.7        $ 1,481.6
         Other operating revenue                        532.9              35.7           318.5            78.6            965.7
                                                    ---------         ---------        --------        --------        ---------
            Total operating revenue (2)                 501.6           1,152.3           544.1           249.3          2,447.3
                                                    ---------         ---------        --------        --------        ---------
         Interest credited to policyholder
            account balances                               --             828.6           115.4           125.0          1,069.0
         Amortization of deferred policy
            acquisition costs                           123.9              44.2            46.4              --            214.5
         Other benefits and expenses                    159.3             104.2           293.5            78.1            635.1
                                                    ---------         ---------        --------        --------        ---------
            Total expenses                              283.2             977.0           455.3           203.1          1,918.6
                                                    ---------         ---------        --------        --------        ---------
         Operating income before federal
             income tax                                 218.4             175.3            88.8            46.2            528.7
         Realized gains on investments                     --                --              --            28.4             28.4
                                                    ---------         ---------        --------        --------        ---------
         Consolidated income before
            federal tax expense                     $   218.4         $   175.3        $   88.8        $   74.6        $   557.1
                                                    =========         =========        ========        ========        =========
         Assets as of year end                      $47,668.7         $15,215.7        $5,187.6        $6,270.1        $74,342.1
                                                    =========         =========        ========        ========        =========

         1997:
         Net investment income (1)                  $   (26.8)        $ 1,098.2        $  184.9        $  152.9        $ 1,409.2
         Other operating revenue                        413.9              43.2           283.4            56.6            797.1
                                                    ---------         ---------        --------        --------        ---------
            Total operating revenue (2)                 387.1           1,141.4           468.3           209.5          2,206.3
                                                    ---------         ---------        --------        --------        ---------
         Interest credited to policyholder
            account balances                               --             823.4            78.5           114.7          1,016.6
         Amortization of deferred policy
            acquisition costs                            87.8              39.8            39.6              --            167.2
         Benefits and expenses                          148.4             108.7           283.5            63.1            603.7
                                                    ---------         ---------        --------        --------        ---------
            Total expenses                              236.2             971.9           401.6           177.8          1,787.5
                                                    ---------         ---------        --------        --------        ---------
         Operating income before federal
             income tax                                 150.9             169.5            66.7            31.7            418.8
         Realized gains on investments                     --              --                --            11.1             11.1
                                                    ---------         ---------        --------        --------        ---------
         Consolidated income before
            federal tax expense                     $   150.9         $   169.5        $   66.7        $   42.8        $   429.9
                                                    =========         =========        ========        ========        =========
         Assets as of year end                      $35,278.7         $14,436.3        $3,901.4        $6,174.3        $59,790.7
                                                    =========         =========        ========        ========        =========

----------
        (1) The Company's method of allocating net investment income results in a charge (negative net investment income) to the Variable Annuities segment which is recognized in the Corporate and Other segment. The charge relates to non-invested assets which support this segment on a statutory basis.
        (2)  Excludes realized gains and losses on investments.

         The Company has no significant revenue from customers located outside of the United States nor does the Company have any significant long-lived assets located outside the United States.

PART C.    OTHER INFORMATION

Item 24. FINANCIAL STATEMENTS AND EXHIBITS

          (a)  To be filed by Financial Statements:

               (1)  Financial statements included in Prospectus (Part A):

                    Condensed Financial Information.

               (2)  Financial statements included in Part B:

                    Those financial statements required by Item 23 to be included in Part B have been incorporated therein by reference to the Statement of Additional Information (Part
                    A).

          Nationwide Variable Account-6

                    Independent Auditors' Report.

                    Statements of Assets, Liabilities and Contract Owners' Equity as of December 31, 1999.


                    Statements of Operations for the years ended December 31, 1999, and 1998.


                    Statements of Changes in Contract Owners' Equity for the years ended December 31, 1999 and 1998.

                    Notes to Financial Statements.

                    Notes to Financial Statements.

               Nationwide Life Insurance Company:

                    Independent Auditors' Report.


                    Consolidated Balance Sheets as of December 31, 1999 and
                    1998.



                    Consolidated Statements of Income for the years ended December 31, 1999, 1998 and 1997.



                    Consolidated Statements of Shareholder's Equity for the years ended December 31, 1999, 1998 and 1997.



                    Consolidated Statements of Cash Flows for the years ended December 31, 1999, 1998 and 1997.


                    Notes to Consolidated Financial Statements.

Item 24. (b) Exhibits

               (1) Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant - Filed previously with this Registration Statement and hereby incorporated by reference.

               (2)  Not Applicable


               (3) Underwriting or Distribution contracts between the Registrant and Principal Underwriter - Attached hereto.



               (4) The form of the variable annuity contract - Filed previously with this Registration Statement and hereby incorporated by reference.



               (5) Variable Annuity Application - Filed previously with this Registration Statement and hereby incorporated by reference.


               (6) Articles of Incorporation of Depositor Filed previously with this Registration Statement and hereby incorporated herein by reference.

               (7)  Not Applicable

               (8)  Not Applicable

               (9) Opinion of Counsel - Filed previously with this Registration Statement and hereby incorporated herein by reference.

               (10) Not Applicable

               (11) Not Applicable

               (12) Not Applicable

               (13) Performance Advertising Calculation Schedule - Filed
                    previously with this Registration Statement and hereby incorporated herein by reference.

Item 25.      DIRECTORS AND OFFICERS OF THE DEPOSITOR

                  NAME AND PRINCIPAL                             POSITIONS AND OFFICES
                   BUSINESS ADDRESS                                 WITH DEPOSITOR

                 Lewis J. Alphin                                        Director
                 519 Bethel Church Road
                 Mount Olive, NC  28365-6107

                 A. I. Bell                                             Director
                 4121 North River Road West
                 Zanesville, OH  43701

                 Kenneth D. Davis                                       Director
                 7229 Woodmansee Road
                 Leesburg, OH  45135

                 Keith W. Eckel                                         Director
                 1647 Falls Road
                 Clarks Summit, PA 18411

                 Willard J. Engel                                       Director
                 301 East Marshall Street
                 Marshall, MN  56258

                 Fred C. Finney                                         Director
                 1558 West Moreland Road
                 Wooster, OH  44691

                 Joseph J. Gasper                         President and Chief Operating Officer
                 One Nationwide Plaza                                 and Director
                 Columbus, OH  43215

                 Dimon R. McFerson                        Chairman and Chief Executive Officer
                 One Nationwide Plaza                                 and Director
                 Columbus, OH  43215

                 David O. Miller                           Chairman of the Board and Director
                 115 Sprague Drive
                 Hebron, OH  43025

                 Yvonne L. Montgomery                                   Director
                 Xerox Corporation
                 Suite 200
                 1401 H Street NW
                 Washington, DC 20005-2110

                 Ralph M. Paige                                         Director
                 Federation of Southern
                 Cooperatives/Land Assistance Fund
                 2769 Church Street
                 East Point, GA  30344

                 James F. Patterson                                     Director
                 8765 Mulberry Road
                 Chesterland, OH  44026

                  NAME AND PRINCIPAL                             POSITIONS AND OFFICES
                   BUSINESS ADDRESS                                 WITH DEPOSITOR

                 Arden L. Shisler                                       Director
                 1356 North Wenger Road
                 Dalton, OH  44618

                 Robert L. Stewart                                      Director
                 88740 Fairview Road
                 Jewett, OH  43986

                 Nancy C. Thomas                                        Director
                 1767D Westwood Avenue
                 Alliance, OH  44601

                 Richard D. Headley                         Executive Vice President - Chief
                 One Nationwide Plaza                        Information Technology Officer
                 Columbus, OH 43215

                 Robert A. Oakley                               Executive Vice President-
                 One Nationwide Plaza                            Chief Financial Officer
                 Columbus, OH  43215

                 Robert J. Woodward, Jr.                        Executive Vice President
                 One Nationwide Plaza                           Chief Investment Officer
                 Columbus, OH  43215

                 James E. Brock                            Senior Vice President - Corporate
                 One Nationwide Plaza                                  Development
                 Columbus, OH  43215

                 Charles A. Bryan                               Senior Vice President -
                 One Nationwide Plaza                     Chief Actuary - Property and Casualty
                 Columbus, OH 43215

                 John R. Cook, Jr.                              Senior Vice President -
                 One Nationwide Plaza                         Chief Communications Officer
                 Columbus, OH  43215

                 Thomas L. Crumrine                               Senior Vice President
                 One Nationwide Plaza
                 Columbus, OH 43215

                 David A. Diamond                               Senior Vice President -
                 One Nationwide Plaza                             Corporate Controller
                 Columbus, OH 43215

                 Philip C. Gath                                 Senior Vice President -
                 One Nationwide Plaza                     Chief Actuary - Nationwide Financial
                 Columbus, OH  43215

                 Patricia R. Hatler                              Senior Vice President,
                 One Nationwide Plaza                         General Counsel and Secretary
                 Columbus, OH 43215

                  NAME AND PRINCIPAL                             POSITIONS AND OFFICES
                   BUSINESS ADDRESS                                 WITH DEPOSITOR

                 David K. Hollingsworth                         Senior Vice President -
                 One Nationwide Plaza                           Business Development and
                 Columbus, OH 43215                                 Sponsor Relations

                 David R. Jahn                                  Senior Vice President -
                 One Nationwide Plaza                             Commercial Insurance
                 Columbus, OH 43215

                 Donna A James                             Senior Vice President - Chief Human
                 One Nationwide Plaza                               Resources Officer
                 Columbus, OH  43215

                 Richard A. Karas                            Senior Vice President - Sales -
                 One Nationwide Plaza                              Financial Services
                 Columbus, OH  43215

                 Gregory S. Lashutka                            Senior Vice President -
                 One Nationwide Plaza                              Corporate Relations
                 Columbus, OH 43215

                 Edwin P. McCausland, Jr.                       Senior Vice President -
                 One Nationwide Plaza                            Fixed Income Securities
                 Columbus, OH 43215

                 Mark D. Phelan                                   Senior Vice President
                 One Nationwide Plaza
                 Columbus, OH 43215

                 Douglas C. Robinette                            Senior Vice President -
                 One Nationwide Plaza                          Claims and Finance Services
                 Columbus, OH  43215

                 Mark R. Thresher                               Senior Vice President -
                 One Nationwide Plaza                        Finance - Nationwide Financial
                 Columbus, OH 43215

                 Richard M. Waggoner                            Senior Vice President -
                 One Nationwide Plaza                                  Operations
                 Columbus, OH 43215

                 Susan A. Wolken                             Senior Vice President - Product
                 One Nationwide Plaza                          Management and Nationwide
                 Columbus, OH  43215                               Financial Marketing


Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

          *    Subsidiaries for which separate financial statements are filed

          ** Subsidiaries included in the respective consolidated financial statements

         *** Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries

        ****   other subsidiaries

            COMPANY                      STATE/COUNTRY OF         NO. VOTING            PRINCIPAL BUSINESS
                                          ORGANIZATION           SECURITIES
                                                                 (SEE ATTACHED
                                                                 CHART UNLESS
                                                                  OTHERWISE
                                                                  INDICATED)

    The 401(k) Companies, Inc.                   Texas                                       Holding Company

    The 401(k) Company                           Texas                                       Third-party administrator for 401(k)
                                                                                             plans

    401(k) Investment Advisors, Inc.             Texas                                       Investment advisor registered with the
                                                                                             SEC

    401(k) Investments Services, Inc.            Texas                                       NASD registered broker-dealer

    Affiliate Agency, Inc.                       Delaware                                    Insurance agency marketing life
                                                                                             insurance & annuity products through
                                                                                             financial institutions

    Affiliate Agency of Ohio, Inc.               Ohio                                        Insurance agency marketing life
                                                                                             insurance & annuity products through
                                                                                             financial institutions

    AID Finance Services, Inc.                   Iowa                                        Holding Company

    ALLIED General Agency Company                Iowa                                        Managing general agent and surplus
                                                                                             lines broker for property & casualty
                                                                                             insurance products

    ALLIED Group, Inc.                           Iowa                                        Property & casualty holding company

    ALLIED Group Insurance Marketing             Iowa                                        Direct marketer for property and
    Company                                                                                  casualty insurance products

    ALLIED Group Merchant Banking                Iowa                                        Broker-Dealer
    Corporation

    ALLIED Property and Casualty Insurance       Iowa                                        Underwrites general property &
    Company                                                                                  casualty insurance

    Allnations, Inc.                             Ohio                                        Promotes international cooperative
                                                                                             insurance organizations

    AMCO Insurance Company                       Iowa                                        Underwrites general property &
                                                                                             casualty insurance

    American Marine Underwriters, Inc.           Florida                                     Underwriting manager for ocean cargo
                                                                                             and bulk insurance

    Auto Direkt Insurance Company                Germany                                     Insurance Company

    Cal-Ag Insurance services, Inc.              California                                  Captive insurance brokerage firm

    CalFarm Insurance Agency                     California                                  Former marketing company for
                                                                                             traditional agent producers of CalFarm
                                                                                             Insurance Company

    CalFarm Insurance Company                    California                                  Multi-line insurance company

    Caliber Funding                              Delaware                                    A limited purpose corporation

    Colonial County Mutual Insurance             Texas                                       Insurance Company
    Company

    Columbus Insurance Brokerage and             Germany                                     General service insurance broker
    Service GmbH

                       COMPANY              STATE/COUNTRY OF          NO. VOTING                PRINCIPAL BUSINESS
                                              ORGANIZATION            SECURITIES
                                                                    (SEE ATTACHED
                                                                     CHART UNLESS
                                                                      OTHERWISE
                                                                      INDICATED)

Cooperative Service Company                  Nebraska                                         Insurance agency that sells and
                                                                                              services commercial insurance

Depositors Insurance Company                 Iowa                                             Underwrites property & casualty
                                                                                              insurance

eNationwide, LLC                             Ohio                                             A limited liability company to provide
                                                                                              administrative services to
                                                                                              Nationwide's direct operations

Excaliber Funding Corporation                Delaware                                         Limited purpose corporation
F&B, Inc.                                    Iowa                                             Insurance Agency

Farmland Mutual Insurance Company            Iowa                                             Mutual Insurance Company

Financial Horizons Distributors Agency       Alabama                                          Insurance agency marketing life
of Alabama, Inc.                                                                              insurance and annuity products through
                                                                                              financial institutions

Financial Horizons Distributors Agency       Ohio                                             Insurance marketing life insurance and
of Ohio, Inc.                                                                                 annuity products through financial
                                                                                              institutions

Financial Horizons Distributors Agency       Oklahoma                                         Insurance marketing life insurance and
of Oklahoma, Inc.                                                                             annuity products through financial
                                                                                              institutions

Financial Horizons Distributors Agency       Texas                                            Insurance marketing life insurance and
of Texas, Inc.                                                                                annuity products through financial
                                                                                              institutions

*Financial Horizons Investment Trust         Massachusetts                                    Diversified, open-end investment
                                                                                              company

Financial Horizons Securities                Oklahoma                                         Limited broker-dealer doing business
Corporation                                                                                   solely in the financial institution
                                                                                              market

GatesMcDonald Health Plus Inc.               Ohio                                             Managed Care Organization

Gates, McDonald & Company                    Ohio                                             Services employers for managing
                                                                                              workers' and unemployment compensation
                                                                                              matters

Gates, McDonald & Company of Nevada          Nevada                                           Self-insurance administration, claims
                                                                                              examinations and data processing
                                                                                              services

Gates, McDonald & Company of New York,       New York                                         Workers' compensation/self-insured
Inc.                                                                                          claims administration services to
                                                                                              employers with exposure in New York

Insurance Intermediaries, Inc.               Ohio                                             Insurance agency providing commercial
                                                                                              property & casualty brokerage services

Irvin L. Schwartz and Associates, Inc.       Ohio                                             Insurance Agency

Landmark Financial Services of New           New York                                         Insurance agency marketing life
York, Inc.                                                                                    insurance and annuity products through
                                                                                              financial institutions

Leben Direkt Insurance Company               Germany                                          Life insurance through direct mail

                       COMPANY              STATE/COUNTRY OF          NO. VOTING                PRINCIPAL BUSINESS
                                             ORGANIZATION             SECURITIES
                                                                    (SEE ATTACHED
                                                                     CHART UNLESS
                                                                       OTHERWISE
                                                                       INDICATED)

Lone Star General Agency, Inc.                 Texas                                        General agent to market non-standard
                                                                                            automobile and motorcycle insurance
                                                                                            for Colonial Mutual Insurance Company

MedProSolutions, Inc.                          Massachusetts                                Provides third-party administration
                                                                                            services for workers compensation,
                                                                                            automobile injury and disability claims

Midwest Printing Services, Ltd.                Iowa                                         General printing services

Morley & Associates, Inc.                      Oregon                                       Insurance brokerage

Morley Capital Management, Inc.                Oregon                                       Investment adviser and stable value
                                                                                            money management

Morley Financial Services, Inc.                Oregon                                       Holding Company

Morley Research Associates, Ltd.               Delaware                                     Credit research consulting

**MRM Investments, Inc.                        Ohio                                         Owns and operates a recreational ski
                                                                                            facility

**National Casualty Company                    Wisconsin                                    Insurance Company

National Casualty Company of America,          England                                      Insurance Company
Ltd.

National Deferred Compensation, Inc.           Ohio                                         Administers deferred compensation
                                                                                            plans for public employees

**National Premium and Benefit                 Delaware                                     Provides third-party administration
Administration Company                                                                      services

Nationwide Advisory Services, Inc.             Ohio                                         Registered broker-dealer providing
                                                                                            investment management and
                                                                                            administrative services

**Nationwide Agency, Inc.                      Ohio                                         Insurance Agency

Nationwide Agribusiness Insurance              Iowa                                         Provides property & casualty insurance
Company                                                                                     primarily to agricultural business

Nationwide Arena, LLC                          Ohio                                         A limited liability company related to
                                                                                            arena development

*Nationwide Asset Allocation Trust             Ohio                                         Diversified open-end investment company

Nationwide Assurance Company                   Wisconsin                                    Underwrites non-standard automobile
                                                                                            and motorcycle insurance

Nationwide Cash Management Company             Ohio                                         Investment Securities Agent

          COMPANY            STATE/COUNTRY    NO. VOTING      PRINCIPAL BUSINESS
                            OF ORGANIZATION   SECURITIES
                                                 (SEE
                                               ATTACHED
                                                CHART
                                                UNLESS
                                              OTHERWISE
                                              INDICATED)
Nationwide Corporation      Ohio                          Holding company for
                                                          entities affiliated with
                                                          Nationwide Mutual
                                                          Insurance Company

Nationwide Exclusive        Ohio                          A limited liability
Distribution Company, LLC                                 company providing agency
                                                          support services to
                                                          Nationwide exclusive agents

Nationwide Financial        Ohio                          An assignment company to
Assignment Company                                        administer structured
                                                          settlement business

Nationwide Financial        Delaware                      Insurance Agency
Institution Distributors
Agency, Inc.

Nationwide Financial        New Mexico                    Insurance Agency
Institution Distributors
Agency, Inc. of New Mexico

Nationwide Financial        Massachusetts                 Insurance Agency
Institution Distributors
Agency, Inc. of
Massachusetts

Nationwide Financial        Bermuda                       Long-term insurer which
Services (Bermuda) Ltd.                                   issued variable annuity
                                                          and variable life products
                                                          to persons outside the
                                                          U.S. & Bermuda

Nationwide Financial        Delaware                      Trust which issues and
Services Capital Trust                                    sells securities & uses
                                                          proceeds to acquire
                                                          debentures

Nationwide Financial        Delaware                      Trust which issues and
Services Capital Trust II                                 sells securities & uses
                                                          proceeds to acquire
                                                          debentures

Nationwide Financial        Delaware                      Holding Company for
Services, Inc.                                            entities associated with
                                                          Nationwide Mutual
                                                          Insurance Company

Nationwide Foundation       Ohio                          Not-for profit corporation

Nationwide General          Ohio                          Primarily provides
Insurance Company                                         automobile and fire
                                                          insurance to select
                                                          customers

Nationwide Global Finance,  Ohio                          Act as a support company
LLC                                                       for Nationwide Global
                                                          Holdings, Inc. & its
                                                          international
                                                          capitalization efforts

Nationwide Global Funds     Cayman Islands                Exempted company with
                                                          limited liability for
                                                          purpose of issuing
                                                          investment shares to
                                                          segregated asset accounts
                                                          of Nationwide Financial
                                                          Services (Bermuda) Ltd.
                                                          and to non-U.S. resident
                                                          investors

Nationwide Global           Ohio                          Holding Company for
Holdings, Inc.                                            Nationwide Insurance
                                                          Enterprise international
                                                          operations

Nationwide Global           Grand Duchy of                Analyze European market of
Holdings, Inc.-NGH          Luxembourg                    life insurance
Luxembourg Branch

          COMPANY            STATE/COUNTRY    NO. VOTING      PRINCIPAL BUSINESS
                            OF ORGANIZATION   SECURITIES
                                                 (SEE
                                               ATTACHED
                                                CHART
                                                UNLESS
                                              OTHERWISE
                                              INDICATED)
Nationwide Global           Hong Kong                     Primarily a holding
Holdings-Hong Kong,                                       company for Nationwide
Limited                                                   Global Holdings, Inc.
                                                          Asian operations

Nationwide Global           Brazil                        Holding company
Holdings-NGH Brasil
Participacoes LTDA

Nationwide Health Plans,    Ohio                          Health insuring
Inc.                                                      organization

Nationwide Home Mortgage    Iowa                          Mortgage lendor
Company

*Nationwide Indemnity       Ohio                          Reinsurance company
Company                                                   assuming business from
                                                          Nationwide Mutual
                                                          Insurance Company and
                                                          other insurers within the
                                                          Nationwide Insurance
                                                          Enterprise

Nationwide Insurance        Wisconsin                     Independent agency
Company of America                                        personal lines underwriter
                                                          of property & casualty
                                                          insurance

Nationwide Insurance        Ohio                          Transacts general
Company of Florida                                        insurance business except
                                                          life insurance

Nationwide Insurance Golf   Ohio                          Not-for-profit corporation
Charities, Inc.

Nationwide International    California                    Special risks, excess &
Underwriters                                              surplus lines underwriting
                                                          manager

Nationwide Investing        Michigan                      Provide investors with
Foundation                                                continuous source of
                                                          investment under
                                                          management of trustees

*Nationwide Investing       Massachusetts                 Diversified, open-end
Foundation II                                             investment company

Nationwide Investment       Oklahoma                      Registered broker-dealer
Services Corporation

Nationwide Investors        Ohio                          Stock Transfer Agent
Services, Inc.

**Nationwide Life and       Ohio                          Life Insurance Company
Annuity Insurance Company

**Nationwide Life           Ohio                          Life Insurance Company
Insurance Company

Nationwide Lloyds           Texas                         Commercial property
                                                          insurance in Texas

Nationwide Management       Ohio                          Preferred provider
Systems, Inc.                                             organization, products and
                                                          related services

Nationwide Mutual Fire      Ohio                          Mutual Insurance Company
Insurance Company

*Nationwide Mutual Funds    Ohio                          Diversified, open-end
                                                          investment company

Nationwide Mutual           Ohio                          Mutual Insurance Company
Insurance Company

          COMPANY            STATE/COUNTRY    NO. VOTING      PRINCIPAL BUSINESS
                            OF ORGANIZATION   SECURITIES
                                                 (SEE
                                               ATTACHED
                                                CHART
                                                UNLESS
                                              OTHERWISE
                                              INDICATED)
Nationwide Properties,      Ohio                          Develop, own and operate
Ltd.                                                      real estate and real
                                                          estate investments

Nationwide Property and     Ohio                          Insurance Company
Casualty Insurance Company

Nationwide Realty           Ohio                          Develop, own and operate
Investors, Inc.                                           real estate and real
                                                          estate investments

Nationwide Retirement       Delaware                      Market and administer
Solutions, Inc.                                           deferred compensation
                                                          plans for public employees

Nationwide Retirement       Alabama                       Market and administer
Solutions, Inc. of Alabama                                deferred compensation
                                                          plans for public employees

Nationwide Retirement       Arizona                       Market and administer
Solutions, Inc. of Arizona                                deferred compensation
                                                          plans for public employees

Nationwide Retirement       Arkansas                      Market and administer
Solutions, Inc. of                                        deferred compensation
Arkansas                                                  plans for public employees

Nationwide Retirement       Montana                       Market and administer
Solutions, Inc. of Montana                                deferred compensation
                                                          plans for public employees

Nationwide Retirement       Nevada                        Market and administer
Solutions, Inc. of Nevada                                 deferred compensation
                                                          plans for public employees

Nationwide Retirement       New Mexico                    Market and administer
Solutions, Inc. of New                                    deferred compensation
Mexico                                                    plans for public employees

Nationwide Retirement       Ohio                          Market variable annuity
Solutions, Inc. of Ohio                                   contracts to members of
                                                          the National Education
                                                          Association in the state
                                                          of Ohio

Nationwide Retirement       Oklahoma                      Market variable annuity
Solutions, Inc. of                                        contracts to members of
Oklahoma                                                  the National Education
                                                          Association in the state
                                                          of Oklahoma

Nationwide Retirement       South Dakota                  Market and administer
Solutions, Inc. of South                                  deferred compensation
Dakota                                                    plans for public employees

Nationwide Retirement       Texas                         Market and administer
Solutions, Inc. of Texas                                  deferred compensation
                                                          plans for public employees

Nationwide Retirement       Wyoming                       Market variable annuity
Solutions, Inc. of Wyoming                                contracts to members of
                                                          the National Education
                                                          Association in the state
                                                          of Wyoming

          COMPANY            STATE/COUNTRY    NO. VOTING      PRINCIPAL BUSINESS
                            OF ORGANIZATION   SECURITIES
                                                 (SEE
                                               ATTACHED
                                                CHART
                                                UNLESS
                                              OTHERWISE
                                              INDICATED)
Nationwide Retirement       Massachusetts                 Market and administer
Solutions Insurance Agency                                deferred compensation
Inc.                                                      plans for public employees

Nationwide Seguradora S.A.  Brazil                        Engage in elementary,
                                                          health & life insurance;
                                                          private open pension and
                                                          wealth concession plans

*Nationwide Separate        Massachusetts                 Diversified, open-end
Account Trust                                             investment company

Nationwide Services         Ohio                          Single member limited
Company, LLC.                                             liability company
                                                          performing shared services
                                                          functions for the
                                                          Nationwide Insurance
                                                          Enterprise

Nationwide Trust Company,   United States                 Federal savings bank
FSB                                                       chartered by the Office of
                                                          Thrift Supervision in U.S.
                                                          Department of Treasury to
                                                          exercise custody &
                                                          fiduciary powers

Neckura Holding Company     Germany                       Administrative services
                                                          for Neckura Insurance Group

Neckura Insurance Company   Germany                       Insurance Company

Neckura Life Insurance      Germany                       Life and health insurance
Company                                                   company

Nevada Independent          Nevada                        Workers' compensation
Companies-Construction                                    administrative services to
                                                          Nevada employers in the
                                                          construction industry

Nevada Independent          Nevada                        Workers' compensation
Companies-Health and                                      administrative services to
Nonprofit                                                 Nevada employers in health
                                                          & nonprofit industries

Nevada Independent          Nevada                        Workers' compensation
Companies- Hospitality and                                administrative services to
Entertainment                                             Nevada employers in the
                                                          hospitality &
                                                          entertainment industries

Nevada Independent          Nevada                        Workers' compensation
Companies- Manufacturing,                                 administrative services to
Transportation and                                        Nevada employers in the
Distribution                                              manufacturing,
                                                          transportation and
                                                          distribution industries

NFS Distributors, Inc.      Delaware                      Holding company for
                                                          Nationwide Financial
                                                          Services, Inc.
                                                          distribution companies

NGH Luxembourg, S.A         Luxembourg                    Acts primarily as holding
                                                          company for Nationwide
                                                          Global Holdings, Inc.
                                                          European operations

NGH Netherlands, B.V.       The Netherlands               Holding company for other
                                                          overseas companies

          COMPANY            STATE/COUNTRY    NO. VOTING      PRINCIPAL BUSINESS
                            OF ORGANIZATION   SECURITIES
                                                 (SEE
                                               ATTACHED
                                                CHART
                                                UNLESS
                                              OTHERWISE
                                              INDICATED)
NGH UK, Ltd.                United Kingdom                Assist Nationwide Global
                                                          Holdings, Inc. with
                                                          European operations and
                                                          marketing

Northpointe Capital LLC     Delaware                      Limited liability company
                                                          for investments

PanEuroLife                 Luxembourg                    Life Insurance company
                                                          providing individual life
                                                          insurance primarily in the
                                                          UK, Belgium and France

Pension Associates, Inc.    Wisconsin                     Pension plan
                                                          administration and record
                                                          keeping services

Portland Investment         Oregon                        NASD registered
Services, Inc.                                            broker-dealer

Premier Agency, Inc.        Iowa                          Insurance Agency

Riverview Agency, Inc.      Texas                         Has a pending application
                                                          to become a licensed
                                                          insurance agency with the
                                                          Texas Department of
                                                          Insurance

Scottsdale Indemnity        Ohio                          Insurance Company
Company

Scottsdale Insurance        Ohio                          Insurance Company
Company

Scottsdale Surplus Lines    Arizona                       Provides excess and
Insurance Company                                         surplus lines insurance
                                                          coverage on a non-admitted
                                                          basis

SVM Sales GmbH, Neckura     Germany                       Recruits and supervises
Insurance Group                                           external sales partners
                                                          who obtain new business
                                                          for the Neckura Group as
                                                          well as to offer financial
                                                          services

Union Bond & Trust Company  Oregon                        Oregon state bank with
                                                          trust powers

Villanova Capital, Inc.     Delaware                      Holding Company

Villanova Mutual Fund       Delaware                      Trust designed to act as a
Capital Trust                                             registered investment
                                                          advisor

Villanova SA Capital Trust  Delaware                      Trust designed to act as a
                                                          registered investment
                                                          advisor

Western Heritage Insurance  Arizona                       Underwrites excess and
Company                                                   surplus lines of property
                                                          and casualty insurance

                COMPANY           STATE/COUNTRY        NO. VOTING            PRINCIPAL BUSINESS
                                 OF ORGANIZATION       SECURITIES
                                                      (SEE ATTACHED
                                                         CHART)
                                                     UNLESS OTHERWISE
                                                        INDICATED
*      MFS Variable Account           Ohio           Nationwide Life         Issuer of Annuity
                                                     Separate Account        Contracts

*      NACo Variable Account          Ohio           Nationwide Life         Issuer of Annuity
                                                     Separate Account        Contracts

*      Nationwide DC Variable         Ohio           Nationwide Life         Issuer of Annuity
       Account                                       Separate Account        Contracts

       Nationwide DCVA-II             Ohio           Nationwide Life         Issuer of Annuity
                                                     Separate Account        Contracts

*      Separate Account No. 1         Ohio           Nationwide Life         Issuer of Annuity
                                                     Separate Account        Contracts

*      Nationwide Multi-Flex          Ohio           Nationwide Life         Issuer of Annuity
       Variable Account                              Separate Account        Contracts

*      Nationwide VA Separate         Ohio           Nationwide Life         Issuer of Annuity
       Account-A                                     and Annuity             Contracts
                                                     Separate Account

*      Nationwide VA Separate         Ohio           Nationwide Life         Issuer of Annuity
       Account-B                                     and Annuity             Contracts
                                                     Separate Account

*      Nationwide VA Separate         Ohio           Nationwide Life         Issuer of Annuity
       Account-C                                     and Annuity             Contracts
                                                     Separate Account

*      Nationwide Variable            Ohio           Nationwide Life         Issuer of Annuity
       Account                                       Separate Account        Contracts

*      Nationwide Variable            Ohio           Nationwide Life         Issuer of Annuity
       Account-II                                    Separate Account        Contracts

*      Nationwide Variable            Ohio           Nationwide Life         Issuer of Annuity
       Account-3                                     Separate Account        Contracts

*      Nationwide Variable            Ohio           Nationwide Life         Issuer of Annuity
       Account-4                                     Separate Account        Contracts

*      Nationwide Variable            Ohio           Nationwide Life         Issuer of Annuity
       Account-5                                     Separate Account        Contracts

*      Nationwide Variable            Ohio           Nationwide Life         Issuer of Annuity
       Account-6                                     Separate Account        Contracts

*      Nationwide Fidelity            Ohio           Nationwide Life         Issuer of Annuity
       Advisor Variable Account                      Separate Account        Contracts

*      Nationwide Variable            Ohio           Nationwide Life         Issuer of Annuity
       Account-8                                     Separate Account        Contracts

*      Nationwide Variable            Ohio           Nationwide Life         Issuer of Annuity
       Account-9                                     Separate Account        Contracts

*      Nationwide Variable            Ohio           Nationwide Life         Issuer of Annuity
       Account-10                                    Separate Account        Contracts

       Nationwide Variable            Ohio           Nationwide Life         Issuer of Annuity
       Account-11                                    Separate Account        Contracts

                COMPANY           STATE/COUNTRY        NO. VOTING            PRINCIPAL BUSINESS
                                 OF ORGANIZATION       SECURITIES
                                                      (SEE ATTACHED
                                                         CHART)
                                                     UNLESS OTHERWISE
                                                        INDICATED
*      Nationwide VL Separate         Ohio           Nationwide Life         Issuer of Life
       Account-A                                     and Annuity             Insurance Policies
                                                     Separate Account

       Nationwide VL Separate         Ohio           Nationwide Life         Issuer of Life
       Account-B                                     and Annuity             Insurance Policies
                                                     Separate Account

*      Nationwide VL Separate         Ohio           Nationwide Life         Issuer of Life
       Account-C                                     and Annuity             Insurance Policies
                                                     Separate Account

*      Nationwide VL Separate         Ohio           Nationwide Life         Issuer of Life
       Account-D                                     and Annuity             Insurance Policies
                                                     Separate Account

*      Nationwide VLI Separate        Ohio           Nationwide Life         Issuer of Life
       Account                                       Separate Account        Insurance Policies

*      Nationwide VLI Separate        Ohio           Nationwide Life         Issuer of Life
       Account-2                                     Separate Account        Insurance Policies

*      Nationwide VLI Separate        Ohio           Nationwide Life         Issuer of Life
       Account-3                                     Separate Account        Insurance Policies

*      Nationwide VLI Separate        Ohio           Nationwide Life         Issuer of Life
       Account-4                                     Separate Account        Insurance Policies

       Nationwide VLI Separate        Ohio           Nationwide Life         Issuer of Life
       Account-5                                     Separate Account        Insurance Policies

                                                                                                                         (left side)
------------------------
| NATIONWIDE INSURANCE |
| GOLF CHARITIES, INC. |
|                      |
|      MEMBERSHIP      |
|      NONPROFIT       |
|     CORPORATION      |
------------------------
           -------------------------------------------------------------------------------------------------------------------------
           |                                      |
---------------------------           ---------------------------       ----------------------------
|      ALLIED GROUP       |           |         ALLIED          |       |                          |
|    MERCHANT BANKING     |           |       GROUP, INC.       |       |                          |
|      CORPORATION        |           |          (AGI)          |       |     NATIONWIDE LLOYDS    |
|                         |           |                         |       |                          |
|Common Stock: 10,000     |   |-------|Common Stock: 850 Shares |---|   |                          |
|------------  Shares     |   |       |------------             |   |   |      A TEXAS LLOYDS      |================================
|                         |   |       |                         |   |   |                          |
|              Cost       |   |       |              Cost       |   |   |                          |
|              ----       |   |       |              ----       |   |   |                          |
|Casualty-                |   |       |Casualty-                |   |   |                          |
|100%         $150,055    |   |       |100%       $243,344,521  |   |   |                          |
---------------------------   |       ---------------------------   |   ----------------------------
                              |                                     |
---------------------------   |       ---------------------------   |   ----------------------------
|  NATIONWIDE INSURANCE   |   |       |           AMCO          |   |   |        DEPOSITORS        |
|   COMPANY OF AMERICA    |   |       |    INSURANCE COMPANY    |   |   |     INSURANCE COMPANY    |
|                         |   |       |          (AMCO)         |   |   |       (DEPOSITORS)       |
|Common Stock: 12,000     |   |       |Common Stock: 500,000    |   |   |Common Stock: 300,000     |
|------------  Shares     |   |       |------------  Shares     |   |   |------------  Shares      |
|                         |---|       |                         |---|---|                          |
|              Cost       |   |       |              Cost       |   |   |              Cost        |
|              ----       |   |       |              ----       |   |   |              ----        |
|                         |   |       |                         |   |   |                          |
|AGI-100%    $215,273,000 |   |       |AGI-100%     $147,425,540|   |   |AGI 100%      $22,251,842 |
---------------------------   |       ---------------------------   |   ----------------------------
                              |                    |                |
---------------------------   |       ---------------------------   |   ----------------------------
|      AID FINANCE        |   |       |           ALLIED        |   |   |     ALLIED PROPERTY      |
|     SERVICES, INC.      |   |       |      GENERAL AGENCY     |   |   |       AND CASUALTY       |
|     (AID FINANCE)       |   |       |          COMPANY        |   |   |    INSURANCE COMPANY     |
|Common Stock: 10,000     |   |       |Common Stock: 5,000      |   |   |Common Stock: 300,000     |
|------------  Shares     |   |       |------------  Shares     |   |   |------------  Shares      |
|                         |---|       |                         |   |---|                          |
|              Cost       |           |              Cost       |   |   |              Cost        |
|              ----       |           |              ----       |   |   |              ----        |
|AGI-100%      $19,545,634|           |AMCO-100%     $135,342   |   |   |AGI-100%      $47,018,643 |
---------------------------           ---------------------------   |   ----------------------------
            |                                                       |
---------------------------           ---------------------------   |   ----------------------------
|        ALLIED           |           |         MIDWEST         |   |   |        NATIONWIDE        |
|   GROUP INSURANCE       |           |    PRINTING SERVICES,   |   |   |      HOME MORTGAGE       |
|  MARKETING COMPANY      |           |           LTD.          |   |   |      COMPANY (NHMC)      |
|                         |           |Common Stock: 10,000     |   |   |                          |
|Common Stock: 20,000     |           |------------  Shares     |   |   |Common Stock: 54,348      |
|------------  Shares     |           |                         |---|---|------------   Shares     |
|                         |           |                         |   |   |                          |
|                         |           |                         |   |   |                          |
|                         |           |                         |   |   |                          |
|              Cost       |           |              Cost       |   |   |                          |
|              ----       |           |              ----       |   |   |                          |
| Aid                     |           |AGI-100%      $610,000   |   |   |AGI-80%                   |
| Finance-100% $16,059,469|           ---------------------------   |   ----------------------------
--------------------------                                          |                 |
                                      ---------------------------   |   ----------------------------
                                      |          PREMIER        |   |   |           AGMC           |
                                      |          AGENCY,        |   |   |      REINSURANCE, LTD.   |
                                      |            INC.         |   |   |                          |
                                      |Common Stock: 100,000    |   |   |Common Stock: 11,000      |
                                      |------------  Shares     |   |   |------------  Shares      |
                                      |                         |---|   |                          |
                                      |              Cost       |       |              Cost        |
                                      |              ----       |       |              ----        |
                                      |AGI-100%      $100,000   |       |NHMC-100%     $11,000     |
                                      ---------------------------       ----------------------------

                                                    NATIONWIDE(R)                                                  (middle)
  ------------------------------------------                                              ------------------------------------------
  |                                        |                                              |                                        |
  |           NATIONWIDE MUTUAL            |                                              |          NATIONWIDE MUTUAL             |
  |           INSURANCE COMPANY            |==============================================|        FIRE INSURANCE COMPANY          |
  |              (CASUALTY)                |                                              |               (FIRE)                   |
  |                                        |                                              |                                        |
  ------------------------------------------                                              ------------------------------------------
  |  ||               |                                                                                     |
--|  ||               |--------------------------------------------------------------------|                |-----------------------
     ||                                                                                    |
     ||                                          |--------------------------------------------------------------|-------------------
     ||                                          |                                                              |
     ||  --------------------------------        |   --------------------------------            -----------------------------------
     ||  |       FARMLAND MUTUAL        |        |   |     NATIONWIDE GENERAL       |            |       NECKURA HOLDING        |
     ||  |      INSURANCE COMPANY       |        |   |      INSURANCE COMPANY       |            |      COMPANY (NECKURA)       |
     ||  |Guaranty Fund                 |        |   |                              |            |                              |
=====||==|------------                  |---|    |   |Common Stock:    20,000       |            |Common Stock:    10,000       |
         |Certificate                   |   |    |---|------------     Shares       |         |--|------------     Shares       |
         |-----------                   |   |    |   |                              |         |  |                              |
         |                 Cost         |   |    |   |                 Cost         |         |  |                 Cost         |
         |                 ----         |   |    |   |                 ----         |         |  |                 ----         |
         |Casualty         $500,000     |   |    |   |Casualty-100%    $5,944,422   |         |  |Casualty-100%    $142,943,140 |
         --------------------------------   |    |   --------------------------------         |  --------------------------------
                                            |    |                                            |
         --------------------------------   |    |   --------------------------------         |  --------------------------------
         |          F & B, INC.         |   |    |   |      NATIONWIDE PROPERTY     |         |  |           NECKURA            |
         |                              |   |    |   |         AND CASUALTY         |         |  |       INSURANCE COMPANY      |
         |Common Stock:    1 Share      |   |    |   |       INSURANCE COMPANY      |         |  |                              |
         |------------                  |   |    |   |Common Stock:    60,000       |         |--|Common Stock:    6,000        |
         |                              |---|    |---|------------     Shares       |         |  |------------     Shares       |
         |                 Cost         |   |    |   |                              |         |  |                              |
         |                 ----         |   |    |   |                 Cost         |         |  |                 Cost         |
         |Farmland                      |   |    |   |                 ----         |         |  |                 ----         |
         |Mutual-100%       $10         |   |    |   |Casualty-100%    $6,000,000   |         |  |Neckura-100%     DM 6,000,000 |
         --------------------------------   |    |   --------------------------------         |  --------------------------------
                                            |    |                                            |
         --------------------------------   |    |   --------------------------------         |  --------------------------------
         |     COOPERATIVE SERVICE      |   |    |   |     NATIONWIDE ASSURANCE     |         |  |         NECKURA LIFE         |
         |           COMPANY            |   |    |   |            COMPANY           |         |  |       INSURANCE COMPANY      |
         |Common Stock:    600 Shares   |   |    |   |                              |         |  |                              |
         |------------                  |----    |---|Common Stock:    1,750        |         |--|Common Stock:    4,000        |
         |                              |        |   |------------     Shares       |         |  |------------     Shares       |
         |                 Cost         |            |                              |            |                              |
         |                 ----         |        |   |                 Cost         |         |  |                 Cost         |
         |Farmland                      |        |   |                 ----         |         |  |                 ----         |
         |Mutual-100%      $3,506,173   |        |   |Casualty-100%    $41,750,000  |         |  |Neckura-100%     DM 15,825,681|
         --------------------------------        |   --------------------------------         |  --------------------------------
                                                 |                                            |
         --------------------------------        |   --------------------------------         |  --------------------------------
         |          SCOTTSDALE          |        |   |    NATIONWIDE AGRIBUSINESS   |         |  |      COLUMBUS INSURANCE      |
         |       INSURANCE COMPANY      |        |   |       INSURANCE COMPANY      |         |  |    BROKERAGE AND SERVICE     |
         |             (SIC)            |        |   |                              |         |  |             GmbH             |
         |Common Stock:    30,136       |        |   |Common Stock:    1,000,000    |         |  |Common Stock:    1 Share      |
     |---|------------     Shares       |--------|---|------------     Shares       |         |--|------------                  |
     |   |                              |        |   |                              |         |  |                              |
     |   |                              |        |   |                 Cost         |         |  |                 Cost         |
     |   |                 Cost         |        |   |                 ----         |         |  |                 ----         |
     |   |                 ----         |        |   |Casualty-99.9%   $26,714,335  |         |  |Neckura-100%     DM 51,639    |
     |   |Casualty-100%    $150,000,500 |        |   |Other Capital                 |         |  |                              |
     |   |                              |        |   |-------------                 |         |  |                              |
     |   |                              |        |   |Casualty-Ptd.    $713,576     |         |  |                              |
     |   --------------------------------        |   -------------------------------          |  --------------------------------
     |                                           |                                            |
     |   --------------------------------        |   --------------------------------         |  --------------------------------
     |   |         SCOTTSDALE           |        |   |       NATIONAL CASUALTY      |         |  |         LEBEN DIREKT         |
     |   |        SURPLUS LINES         |        |   |            COMPANY           |         |  |       INSURANCE COMPANY      |
     |   |      INSURANCE COMPANY       |        |   |              (NC)            |         |  |                              |
     |   |Common Stock:    10,000       |        |   |  Common Stock:  100 Shares   |         |  |Common Stock:    4,000 Shares |
     |---|------------     Shares       |        ----|  -------------               |         |--|------------                  |
     |   |                              |            |                              |         |  |                              |
     |   |                 Cost         |            |                 Cost         |         |  |                 Cost         |
     |   |                 ----         |            |                 ----         |         |  |                 ----         |
     |   |SIC-100%         $6,000,000   |            |Casualty-100%    $67,442,439  |         |  |Neckura-100%     DM 4,000,000 |
     |   |                              |            |                              |         |  |                              |
     |   --------------------------------            --------------------------------         |  --------------------------------
     |                                                               |                        |
     |   --------------------------------            --------------------------------         |  --------------------------------
     |   |      NATIONAL PREMIUM &      |            |     NCC OF AMERICAN, LTD.    |         |  |          AUTO DIREKT         |
     |   |    BENEFIT ADMINISTRATION    |            |           (INACTIVE)         |         |  |        INSURANCE COMPANY     |
     |   |           COMPANY            |            |                              |         |  |                              |
     |   |Common Stock:    10,000       |            |                              |         |  |Common Stock:    1500  Shares |
     |---|------------     Shares       |            |                              |         |--|------------                  |
     |   |                              |            |                              |         |  |                              |
     |   |                 Cost         |            |                              |         |  |                 Cost         |
     |   |                 ----         |            |                              |         |  |                 ----         |
     |   |SIC-100%         $10,000      |            |NC-100%                       |         |  |Neckura-100%     DM 1,643,149 |
     |   --------------------------------            --------------------------------         |  --------------------------------
     |                                                                                        |
     |   --------------------------------            --------------------------------         |  --------------------------------
     |   |            WESTERN    .      |            |           SUN DIRECT         |         |  |           SVM SALES          |
     |   |       HERITAGE INSURANCE     |            |        VERSICHERUNGS -       |         |  |             GmbH             |
     |   |            COMPANY           |            |       AKTIENGESCLISCHAFT     |         |  |                              |
     |   |Common Stock:    4,776,076    |            |Common Stock:    1 Share      |         |  |Common Stock:    50 Shares    |
     |---|------------     Shares       |            |------------                  |------------|                              |
         |                              |            |                              |            |                              |
         |                 Cost         |            |                 Cost         |            |                 Cost         |
         |                 ----         |            |                 ----         |            |                 ----         |
         |SIC-100%         $57,000,000  |            |Neckura-100%     $9,600,000   |            |Neckura-100%     DM 50,000    |
         |                              |            |                 EURO         |            |                              |
         --------------------------------            --------------------------------            --------------------------------

                                                                                                                        (right side)
                                                                                                            ------------------------
                                                                                                            |      NATIONWIDE      |
                                                                                                            |      FOUNDATION      |
                                                                                                            |                      |
                                                                                                            |      MEMBERSHIP      |
                                                                                                            |      NONPROFIT       |
                                                                                                            |     CORPORATION      |
                                                                                                            ------------------------
---------------------------------------------------------------------------------------------------------------------|
                                                                                                                     |
---------------------------------------------------------------------------------------------------------------      |
                       |                                                                 |                    |      |
                       |                                                                 |                    |      |
        --------------------------------          --------------------------------       |     -------------------------------------
        |         SCOTTSDALE           |          |         NATIONWIDE           |       |     |          NATIONWIDE               |
        |      INDEMNITY COMPANY       |          |      COMMUNITY URBAN         |       |     |          CORPORATION              |
        |                              |          |       REDEVELOPMENT          |       |     |                                   |
        |                              |          |        CORPORATION           |       |     |Common Stock:    Control:          |
        |Common Stock:    50,000       |          |Common Stock:    10 Shares    |       |     |------------     -------           |
  |-----|------------     Shares       |     |----|------------                  |       |     |$13,642,432      100%              |
  |     |                              |     |    |                 Cost         |       |     |         Shares     Cost           |
  |     |                 Cost         |     |    |                 ----         |       |     |         ------     ----           |
  |     |                 ----         |     |    |Casualty-100%    $1,000       |       |     |Casualty 12,992,922 $1,008,497,908 |
  |     |Casualty-100%    $8,800,000   |     |    |                              |       |     |Fire        649,510     36,862,514 |
  |     |                              |     |    |                              |       |     |          (See Page 2)             |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |                                          |                                           |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |     |         NATIONWIDE           |     |    |       NATIONWIDE CASH        |       |     |         ALLNATIONS, INC.          |
  |     |      INDEMNITY COMPANY       |     |    |      MANAGEMENT COMPANY      |       |     |Common Stock:    12,167 Shares     |
  |     |                              |     |    |                              |       |     |-------------    Cost              |
  |-----|Common Stock:    28,000       |     |----|Common Stock:    100 Shares   |       |-----|                 ----              |
  |     |------------     Shares       |     |    |------------                  |       |     |Casualty-18.6%   $90,630           |
  |     |                              |     |    |                 Cost         |       |     |Fire-18.6%       $90,722           |
  |     |                 Cost         |     |    |                 ----         |       |     |Preferred Stock  1,466 Shares      |
  |     |                 ----         |     |    |Casualty-100%    $11,226      |       |     |---------------  Cost              |
  |     |Casualty-100%    $594,529,000 |     |    |                              |       |     |                 ----              |
  |     |                              |     |    |                              |       |     |Casualty-6.8%    $100,000          |
  |     |                              |     |    |                              |       |     |Fire-6.8%        $100,000          |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |                                          |                                           |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |     |          LONE STAR           |     |    |    NATIONWIDE INSURANCE      |       |     |       CALFARM INSURANCE           |
  |     |     GENERAL AGENCY, INC.     |     |    |     COMPANY OF FLORIDA       |       |     |           COMPANY                 |
  |     |                              |     |    |                              |       |     |Common Stock:    49,800 Shares     |
  ------|Common Stock:    1,000        |     |----|Common Stock:    10,000 Shares|       |-----|-------------                      |
  |     |------------     Shares       |     |    |------------                  |             |                                   |
  |     |                              |     |    |                 Cost         |             |                                   |
  |     |                 Cost         |     |    |                 ----         |             |                                   |
  |     |                 ----         |     |    |Casualty-100%    $300,000,000 |             |Casualty-100%                      |
  |     |Casualty-100%    $5,000,000   |     |    |                              |             |                                   |
  |     --------------------------------     |    --------------------------------             -------------------------------------
  |                   ||                     |                                                                     |
  |     --------------------------------     |    --------------------------------             -------------------------------------
  |     |        COLONIAL COUNTY       |     |    |   NATIONWIDE INTERNATIONAL   |             |       CALFARM INSURANCE           |
  |     |        MUTUAL INSURANCE      |     |    |         UNDERWRITERS         |             |             AGENCY                |
  |     |             COMPANY          |     |    |Common Stock:    1,000 Shares |             |                                   |
  |     |                              |     |----|------------                  |             |                                   |
  |     |                              |     |    |                              |             |                                   |
  |     |                              |     |    |                 Cost         |             |Common Stock:    1,000 shares      |
  |     |Surplus Debentures:           |     |    |                 ----         |             |-------------                      |
  |     |-------------------           |     |    |Casualty-100%    $10,000      |             |                                   |
  |     |                 Cost         |     |    --------------------------------             |                                   |
  |     |                 ----         |     |                                                 |                                   |
  |     |Colonial         $500,000     |     |    --------------------------------             |CalFarm Insurance                  |
  |     |Lone Star         150,000     |     |    |          NATIONWIDE          |             |Company - 100%                     |
  |     --------------------------------     |    |          ARENA LLC           |             -------------------------------------
  |                                          |    |                              |                                 |
  |     --------------------------------     |    |                              |             -------------------------------------
  |     |    NATIONWIDE SERVICES       |     |    |                              |             |        CAL-AG INSURANCE           |
  |     |        COMPANY, LLC          |     |    |                              |             |            SERVICES               |
  |     |                              |     |    |                              |             |                                   |
  |     |Single Member Limited         |     |....|                              |             |Common Stock:    1,000 Shares      |
  |.....|Liability Company             |     |    |                              |             |------------                       |
  |     |                              |     |    |                              |             |                                   |
  |     |                              |     |    |Casualty-90%                  |             |CalFarm Insurance                  |
  |     |Casualty-100%                 |     |    |                              |             |Agency-100%                        |
  |     |                              |     |    --------------------------------             -------------------------------------
  |     --------------------------------     |
  |                                          |    --------------------------------
  |                                          |    |         NATIONWIDE           |
  |     --------------------------------     |    |    EXCLUSIVE DISTRIBUTION    |
  |     |    AMERICAN MARINE           |     |    |     COMPANY, LLC (NEDCO)     |
  |     |   UNDERWRITERS, INC.         |     |    |                              |
  |     |                              |     |    |   Single Member Limited      |
  |     |Common Stock:   20 Shares     |     |....|     Liability Compnany       |
  |-----|------------                  |     |    |                              |
  |     |                 Cost         |     |    |                              |
  |     |                 ----         |     |    |Casualty-100%                 |
  |     |Casualty-100%    $5,020       |     |    |                              |
  |     |                              |     |    --------------------------------
  |     --------------------------------     |                   |
  |                                          |    --------------------------------
  |     ---------------------------------    |    |          INSURANCE           |
  |     |      eNATIONWIDE, LLC         |    |    |     INTERMEDIARIES, INC      |
  |     |                               |    |    |                              |
  |     |    Single Member Limited      |    |    |Common Stock     1,615 Shares |
  |     |      Liability Company        |    |----|------------                  |
  |     |                               |         |                 Cost         |
  |.....|                               |         |                 ----         |
        |                               |         |Casualty-100%    $1,615,000   |
        |                               |         |                              |
        |Casualty-100%                  |         --------------------------------
        |                               |
        ---------------------------------
                                                                                            Subsidiary Companies      -- Solid Line
                                                                                            Contractual Association   -- Double Line
                                                                                            Limited Liability Company -- Dotted Line

                                                                                            December 31, 1999

                                                                                                                       (Left Side)

                             |----------------------------------|-----------------------------------|-----------------------------
                             |                                  |                                   |
               -----------------------------      -----------------------------      -----------------------------
               | NATIONWIDE LIFE INSURANCE |      |        NATIONWIDE         |      |     NATIONWIDE TRUST      |
               |     COMPANY (NW LIFE)     |      |    FINANCIAL SERVICES     |      |      COMPANY, FSB         |
               |                           |      |      CAPITAL TRUST        |      | Common Stock: 2,800,000   |
               | Common Stock: 3,814,779   |      | Preferred Stock:          |      | ------------  Shares      |
               | ------------  Shares      |      | ---------------           |      |               Cost        |
               |                           |      |                           |      |               ----        |
               | NFS--100%                 |      | NFS--100%                 |      | NFS--100%     $3,000,000  |
               ----------------|------------      -----------------------------      -----------------------------
                               |
                               |                                                                      ||--------------------------
-----------------------------  |  -----------------------------                      -----------------------------
|    NATIONWIDE LIFE AND    |  |  |         NATIONWIDE        |                      |    NATIONWIDE FINANCIAL   |
| ANNUITY INSURANCE COMPANY |  |  |  ADVISORY SERVICES, INC   |                      |  INSTITUTION DISTRIBUTORS |
|                           |  |  |      (NW ADV. SERV.)      |                      |    AGENCY, INC. (NFIDAI)  |
| Common Stock: 66,000      |  |  | Common Stock: 7,676       |                      |                           |
| ------------  Shares      |--|--| ------------  Shares      |====                  |                           |
|                           |  |  |                           |  ||                  |                           |
|               Cost        |  |  |               Cost        |  ||                  | Common Stock: 1,000 Shares|
|               ----        |  |  |               ----        |  ||                  | ------------              |
| NW Life-100% $58,070,003  |  |  | NW Life-100% $5,996,261   |  ||                  | NFSDI-100%                |
-----------------------------  |  -----------------------------  ||                  --------------|--||----------
                               |                                 ||                                |  ||
-----------------------------  |  -----------------------------  ||  ----------------------------- |  ||  -----------------------
|   NATIONWIDE INVESTMENT   |  |  |     NATIONWIDE MUTUAL     |  ||  |     FINANCIAL HORIZONS    | |  ||  |                     |
|   SERVICES CORPORATION    |  |  |           FUNDS           |  ||  |    DISTRIBUTORS AGENCY    | |  ||  |                     |
|                           |  |  |                           |  ||  |      OF ALABAMA, INC.     | |  ||  |                     |
| Common Stock: 5,000       |  |  |    OHIO BUSINESS TRUST    |  ||  |                           | |  ||  |      FLORIDA        |
| ------------  Shares      |  |  |                           |  ||  | Common Stock: 10,000      | |  ||  |      RECORDS        |===
|                           |--|  |                           |==||  | ------------  Shares      |--  ||  |   ADMINISTRATOR     |
|                           |  |  |                           |  ||  |                           | |  ||  |                     |
|               Cost        |  |  |                           |  ||  |               Cost        | |  ||  |                     |
|               ----        |  |  |                           |  ||  |               ----        | |  ||  |                     |
| NW Life-100% $529,728     |  |  |                           |  ||  | NFIDAI-100%   $100        | |  ||  |                     |
-----------------------------  |  -----------------------------  ||  ----------------------------- |  ||  -----------------------
                               |                                 ||                                |  ||
-----------------------------  |  -----------------------------  ||  ------------------------------|  ||  -----------------------
|   NATIONWIDE FINANCIAL    |  |  |        NATIONWIDE         |  ||  |    LANDMARK FINANCIAL     | |  ||  |                     |
|       ASSIGNMENT          |  |  |     SEPARATE ACCOUNT      |  ||  |        SERVICES OF        | |  ||  |                     |
|        COMPANY            |  |  |           TRUST           |  ||  |       NEW YORK, INC.      | |  ||  |                     |
|                           |  |  |                           |  ||  |                           | |  ||  |                     |
|                           |  |  |                           |  ||  | Common Stock: 10,000      | |  ||  | FINANCIAL HORIZONS  |
|                           |--|  |       MASSACHUSETTS       |==||  | ------------  Shares      |--  ||==| DISTRIBUTORS AGENCY |
|                           |  |  |      BUSINESS TRUST       |  ||  |                           | |  ||  |      OF OHIO, INC.  |
|                           |  |  |                           |  ||  |               Cost        | |  ||  |                     |
|                           |  |  |                           |  ||  |               ----        | |  ||  |                     |
| NW Life-100%              |  |  |                           |  ||  | NFIDAI-100% $10,100       | |  ||  |                     |
-----------------------------  |  -----------------------------  ||  ----------------------------- |  ||  -----------------------
                               |                                 ||                                |  ||
-----------------------------  |  -----------------------------  ||  ----------------------------- |  ||  -----------------------
|     NATIONWIDE REALTY     |  |  |         NATIONWIDE        |  ||  |     FINANCIAL HORIZONS    | |  ||  |                     |
|      INVESTORS, LTD.      |  |  |         GLOBAL FUND       |  ||  |      SECURITIES CORP.     | |  ||  |                     |
|                           |  |  |                           |  ||  |                           | |  ||  |                     |
| Units:                    |  |  |       CAYMAN ISLANDS      |  ||  | Common Stock: 10,000      | |  ||  | FINANCIAL HORIZONS  |
| ------                    |--|  |        EXEMPTED LLC       |==||  | ------------  Shares      |--  ||==| DISTRIBUTORS AGENCY |
|                           |  |  |                           |  ||  |                           | |  ||  |   OF OKLAHOMA, INC  |
|                           |  |  |                           |  ||  |               Cost        | |  ||  |                     |
| NW Life-90%               |  |  |                           |  ||  |               ----        | |  ||  |                     |
| NW Mutual-10%             |  |  |                           |  ||  | NFIDAI-100% $153,000      | |  ||  |                     |
-----------------------------  |  -----------------------------  ||  ----------------------------- |  ||  -----------------------
                               |                                 ||                                |  ||
-----------------------------  |  -----------------------------  ||  ----------------------------- |  ||  -----------------------
|        NATIONWIDE         |  |  |         NATIONWIDE        |  ||  |   AFFILIATE AGENCY, INC.  | |  ||  |                     |
|       PROPERTIES, LTD.    |  |  |  ASSET ALLOCATION TRUST   |  ||  |                           | |  ||  |                     |
|                           |  |  |                           |  ||  |                           | |  ||  |                     |
| Units:                    |--|  |                           |  ||  | Common Stock: 100         | |  ||  | FINANCIAL HORIZONS  |
| ------                    |     |    OHIO BUSINESS TRUST    |====  | ------------  Shares      |--  ||==| DISTRIBUTORS AGENCY |
|                           |     |                           |      |                           | |  ||  |    OF TEXAS, INC    |
|                           |     |                           |      |               Cost        | |  ||  |                     |
| NW Life-97.6%             |     |                           |      |               ----        | |  ||  |                     |
| NW Mutual-2.4%            |     |                           |      | NFIDAI-100%   $100        | |  ||  |                     |
-----------------------------     -----------------------------      ----------------------------- |  ||  -----------------------
                                                                                                   |  ||
                                                                     ----------------------------- |  ||  -----------------------
                                                                     |   NATIONWIDE FINANCIAL    | |  ||  |                     |
                                                                     | INSTITUTION DISTRIBUTORS  | |  ||  |                     |
                                                                     |   INS. AGENCY, INC.       | |  ||  |                     |
                                                                     |          OF MASS.         | |  ||  |      AFFILIATE      |
                                                                     |                           |--  ====|      AGENCY OF      |
                                                                     |Common Stock: 100 Shares   | |      |      OHIO, INC      |
                                                                     |------------               | |      |                     |
                                                                     |                           | |      |                     |
                                                                     |NFIDAI-100%                | |      |                     |
                                                                     ----------------------------- |      -----------------------
                                                                     ----------------------------- |
                                                                     |   NATIONWIDE FINANCIAL    | |
                                                                     | INSTITUTION DISTRIBUTORS  | |
                                                                     |   INS. AGENCY, INC.       | |
                                                                     |       OF NEW MEXICO       |--
                                                                     |                           |
                                                                     |Common Stock: 100 Shares   |
                                                                     |------------               |
                                                                     |                           |
                                                                     |NFIDAI-100%                |
                                                                     -----------------------------

                                                                                                                           (Center)
                                                           NATIONWIDE(R)
--------------------------------------------------                                --------------------------------------------------
|               NATIONWIDE MUTUAL                |                                |                NATIONWIDE MUTUAL               |
|               INSURANCE COMPANY                |================================|            FIRE INSURANCE COMPANY              |
|                  (CASUALTY)                    |                   |            |                    (FIRE)                      |
--------------------------------------------------                   |            --------------------------------------------------
                                                                     |
                                                  -----------------------------------------
                                                  |    NATIONWIDE CORPORATION (NW CORP)   |
                                                  |   Common Stock:           Control:    |
                                                  |   ------------            -------     |
                                                  |    13,642,432               100%      |
                                                  |              Shares     Cost          |
                                                  |             ------     ----           |
                                                  |Casualty     12,992,922 $1,008,497,908 |
                                                  |Fire            649,510     36,862,514 |
                                                  -------------------|---------------------
                                                                     |--------------------------------------------------------------
                                                      ---------------|-------------
                                                      |    NATIONWIDE FINANCIAL   |
                                                      |    SERVICES, INC. (NFS)   |
                                                      |                           |
                                                      |Common Stock:  Control:    |
                                                      |------------   -------     |
                                                      |                           |
                                                      |                           |
                                                      |Class A      Public--100%  |
                                                      |Class B      NW Corp--100% |
                                                      ---------------|-------------
                                                                     |
-----------|-------------------------|--------------------------|-----------------------------|----------------------|--------------
           |                         |                          |                             |                      |
-----------|------------ ------------|-------------- -----------|------------- ---------------|--------- ------------|--------------
|NFS DISTRIBUTORS, INC.| |    IRVIN L. SCHWARTZ    | | NATIONWIDE FINANCIAL  | |VILLANOVA CAPITAL, INC.|   |  NATIONWIDE FINANCIAL |
|       (NFSDI)        | |   AND ASSOCIATES, INC.  | |SERVICES (BERMUDA) INC.| |Common Stock: 958,750  |   |    SERVICES CAPITAL   |
|                      | |Common Stock:  Control:  | |Common Stock: 250,000  | |-------------  Shares  |   |        TRUST II       |
|                      | |-------------  --------  | |------------- Shares   | |NFS-96%                |   |                       |
|                      | |Class A        Other-100%| |              Cost     | |Preferred Stock:500,000|   |                       |
|NFS-100%              | |Class B        NFS  -100%| |              ----     | |--------------- Shares |   |                       |
|                      | |                         | |NFS-100%   $3,500,000  | |NFS-100%               |   | NFS-100%              |
-----------|------------ --------------------------- ------------------------- ---------------|---------   -------------------------
           |                           |                                                      |
-----------|----------------------------                         -----------------------------|-----------------------|
-----------|------------ --------------|-----------  ------------|------------  --------------|---------- ------------|-------------
|   NATIONAL DEFERRED  | |  NATIONWIDE RETIREMENT |  | VILLANOVA S.A. CAPITAL|  |    MORLEY FINANCIAL   |  | VILLANOVA MUTUAL FUND |
|   COMPENSATION, INC. | |   SOLUTIONS, INC. (NRS)|  |     TRUST (VSA)       |  |SERVICES, INC. (MORLEY)|  |  CAPITAL TRUST (VMF)  |
|                      | |Common Stock:  236,494  |  |                       |  |Common Stock:  82,343  |  |                       |
|                      | |-------------  Shares   |  |                       |  |------------   Shares  |  |                       |
|                      | |                        |  |                       |  |                       |  |                       |
|NFSDI-100%            | |                        |  |                       |  |VILLANOVA CAPITAL, INC.|  |                       |
|                      | |NFSDI-100%              |  |DELAWARE BUSINESS TRUST|  |-100%                  |  |DELAWARE BUSINESS TRUST|
----------||------------ -------------------|------  ---------------------|---  ---------------------|---  -------------------------
          ||                                |                             |                          |
          ||                                |                             |                          -----
          ||  ----------------------------  |  -------------------------  |  -------------------------   |  ------------------------
          ||  |   NATIONWIDE RETIREMENT  |  |  |NATIONWIDE RETIREMENT   | |  |     NATIONWIDE         |  |  |       MORLEY &       |
          ||  |SOLUTIONS, INC. OF ALABAMA|  |  |  SOLUTIONS, INC. OF    | |  |INVESTORS SERVICES, INC.|  |  |   ASSOCIATES, INC.   |
          ||  |                          |  |  |      NEW MEXICO        | |  |                        |  |  |                      |
          ||  |Common Stock: 10,000      |  |  | Common Stock: 1,000    | |  | Common Stock: 5 Shares |  |  | Common Stock: 3,500  |
          ||  |------------- Shares      |--|--| ------------- Shares   | |--|-------------           |  |--| ------------- Shares |
============  |              Cost        |  |  |               Cost     | |  |               Cost     |  |  |             Cost     |
              |              ----        |  |  |               ----     | |  |               ----     |  |  |             ----     |
              |NRS-100%      $1,000      |  |  |NRS-100%       $1,000   | |  |VSA-100%       $5,000   |  |  |Morley-100%     $1,000|
              ----------------------------  |  -------------------------- |  --------------------------  |  ------------------------
                                            |                             |                              |
              ----------------------------  |  -------------------------- |  --------------------------  |  -----------------------
              |  NATIONWIDE RETIREMENT   |  |  | NATIONWIDE RETIREMENT  | |  |    VILLANOVA VALUE     |  |  | EXCALIBER FUNDING    |
              |SOLUTIONS, INC. OF ARIZONA|  |  |  SOLUTIONS, INC. OF    | |  |     INVESTOR, LLC      |  |  |     CORPORATION      |
              |                          |  |  |      SO. DAKOTA        | |  |                        |  |  |                      |
              |Common Stock: 1,000       |  |  |Common Stock: 1,000     | |  |                        |  |  |Common Stock: 1,000   |
              |------------- Shares      |--|--|------------- Shares    | ...|                        |  |--|------------- Shares  |
              |              Cost        |  |  |               Cost     |    |                        |  |  |             Cost     |
              |              ----        |  |  |               ----     |    |                        |  |  |             ----     |
              |NRS-100%      $1,000      |  |  |NRS-100%      $1,000    |    | VSA-100%               |  |  |Morley-100%  $1,000   |
              ----------------------------  |  --------------------------    --------------------------  |  -----------------------
                                            |                                                            |
              ----------------------------  |  --------------------------    --------------------------  |  ------------------------
              |   NATIONWIDE RETIREMENT  |  |  | NATIONWIDE RETIREMENT  |    |     MORLEY CAPITAL     |  |  |   CALIBER FUNDING    |
              |    SOLUTIONS, INC. OF    |  |  |    SOLUTIONS, INC.     |    |       MANAGEMENT       |  |  |     CORPORATION      |
              |         ARKANSAS         |  |  |       OF WYOMING       |    |                        |  |  |                      |
              |Common Stock: 50,000      |-----|Common Stock: 500 Shares|    |Common Stock: 500 Shares|  |  |                      |
              |------------- Shares      |  |  |-------------           |    |-------------           |--|--|                      |
              |              Cost        |  |  |              Cost      |    |              Cost      |  |  |                      |
              |              ----        |  |  |              ----      |    |              ----      |  |  |                      |
              |NRS-100%      $500        |  |  |NRS-100%      $500      |    |Morley-100%   $5,000    |  |  |Morley-100%           |
              ----------------------------  |  --------------------------    --------------------------  |  ------------------------
                                            |                                                            |
              ----------------------------  |  --------------------------    --------------------------  |  ------------------------
              |   NATIONWIDE RETIREMENT  |  |  |  NATIONWIDE RETIREMENT |    |   UNION BOND           |  |  |   MORLEY RESEARCH    |
              |      SOLUTIONS, INS.     |  |  |   SOLUTIONS, INC.      |    |  & TRUST COMPANY       |  |  |   ASSOCIATES, LTD.   |
              |       AGENCY, INC.       |  |  |     OF OHIO            |    |                        |  |  |                      |
              |Common Stock: 1,000       |  |  |                        |    |Common Stock: 2,000     |  |  | Common Stock: 1,000  |
              |------------- Shares      |--|==|                        |    |------------- Shares    |--|--| ------------- Shares |
              |                          |  |  |                        |    |                        |  |  |                      |
              |              Cost        |  |  |                        |    |              Cost      |  |  |               Cost   |
              |              ----        |  |  |                        |    |              ----      |  |  |               ----   |
              |NRS-100%      $1,000      |  |  |                        |    |  Morley-100%   $50,000 |  |  |Morley-100%  $1,000   |
              ----------------------------  |  --------------------------    --------------------------  |  ------------------------
                                            |                                                            |
              ----------------------------  |  --------------------------    --------------------------  |
              |  NATIONWIDE RETIREMENT   |  |  | NATIONWIDE RETIREMENT  |    |   PORTLAND INVESTMENT  |  |
              |SOLUTIONS, INC. OF MONTANA|  |  |  SOLUTIONS, INC. OF    |    |     SERVICES, INC.     |  |
              |                          |  |  |      OKLAHOMA          |    |                        |  |
              |Common Stock: 500         |  |  |                        |    | Common Stock: 1,000    |  |
              |------------- Shares      |--|==|                        |    | ------------- Shares   |--
              |              Cost        |  |  |                        |    |               Cost     |
              |              ----        |  |  |                        |    |               ----     |
              |NRS-100%      $500        |  |  |                        |    | Morley-100%   $25,000  |
              ----------------------------  |  --------------------------    --------------------------
                                            |
              ----------------------------  |  --------------------------
              |   NATIONWIDE RETIREMENT  |  |  |   NATIONWIDE RETIREMENT|
              | SOLUTIONS, INC. OF NEVADA|  |  |    SOLUTIONS, INC.     |
              |                          |  |  |      OF TEXAS          |
              |Common Stock: 1,000       |-- ==|                        |
              |------------- Shares      |     |                        |
              |              Cost        |     |                        |
              |              ----        |     |                        |
              |NRS-100%      $1,000      |     |                        |
              ----------------------------     --------------------------


                                                                                                                            (Right)
















------------------------------------------------------------------------------------------------------------------------------------
                                                  |                  |                |                              |
                                                  |                  |                |                              |
                                                  |                  |                |                              |
                                                  |                  |                |                              |
                                                  |                  |                |                              |
                                                  |                  |                |                              |
                                                  |                  |                |                              |
                                                  |                  |                |                              |
                                     ------------------------------- |  ----------------------------   -----------------------------
                                     |       GATES MCDONALD        | |  |        NATIONWIDE        |   |     NATIONWIDE GLOBAL     |
                                     |      & COMPANY (GATES)      | |  |HEALTH PLANS, INC. (NHP)  |   |   HOLDINGS, INC. (NGH)    |
                                     |                             | |  |                          |   |                           |
-------------------                --|Common Stock:  254 Shares    | |--|Common Stock:  100 Shares |   |Common Stock:  1 Share     |
|                  |               | |------------                 | || |------------              | --|------------               |
|   ---------------|-------------- | |               Cost          | || |               Cost       ||  |               Cost        |
|   |                            | | |               ----          | || |               ----       ||  |               ----        |
|   | THE 401(k) COMPANIES, INC. | | |NW Corp.-100%  $25,683,532   | || |                          ||  |                           |
|   |         (401(k))           | | |------------------------------ || |NW Corp.-100%  $14,603,732||  |NW Corp.-100%  $257,000,000|
|   |                            | |                                 || --------------------------- |  -----------------------------
|   |Common Stock:   Control     | | |------------------------------ || ----------------------------|  -----------------------------
||--|-------------   -------     | | |  MEDPROSOLUTIONS, INC.      | || |    NATIONWIDE MANAGEMENT ||  |     NATIONWIDE GLOBAL     |
||  |Class A        Other-100%   | --|                             | |--|        SYSTEMS, INC.     ||  |     HOLDINGS, INC. -      |
||  |Class B        NFS-100%     | | |               Cost          | || |                          ||  |     LUXEMBOURG BRANCH     |
||  |                            | | |               ----          | || |Common Stock:  100 Shares ||  |         (BRANCH)          |
||  ------------------------------ | |Gates-100%     $6,700,000    | || |-------------             ||  |                           |
||                                 | |                             | || |               Cost       ||--|                           |
||                                 | |                             | || |               ----       ||  |Endowment Capital -        |
||  ------------------------------ | ------------------------------- || |NHP Inc.-100%  $25,149    ||  |               $1,000,000  |
||  |     401(k) INVESTMENT      | |                                 || ----------------------------|  --------------|--------------
||  |       SERVICES, INC.       | | |------------------------------ || ----------------------------|  --------------|--------------
||  |                            | | |     GATES MCDONALD &        | || |         NATIONWIDE       ||  |    NGH LUXEMBOURG S.A.    |
||  |Common Stock: 1,000,000     | | | COMPANY OF NEW YORK, INC.   | || |        AGENCY, INC.      ||  |          (LUX SA)         |
||  |------------  Shares        | --|                             | |--|                          ||  |                           |
||--|                            | | |Common Stock:  3 Shares      | |  |Common Stock:  100 Shares ||  |Common Stock:  5894 Shares |
||  |               Cost         | | |------------                 | |  |------------              || -|------------               |
||  |               ----         | | |               Cost          | |  |               Cost       || ||               Cost        |
||  |401(k)-100%    $7,800       | | |               ----          | |  |               ----       || ||               ----        |
||  ------------------------------ | |Gates-100%     $106,947      | |  |NHP Inc.-99%   $116,077   || ||BRANCH.-99.98% $115,470,723|
||                                 | ------------------------------- |  ----------------------------| |-----------------------------
||  ------------------------------ |                                 |                              | |
||  |      401(k) INVESTMENT     | | ------------------------------- |  ----------------------------| |-----------------------------
||  |        ADVISORS, INC.      | | |      GATES MCDONALD &       | |  |NATIONWIDE GLOBAL HOLDINGS|| ||       PAN EURO LIFE       |
||  |                            | | |     COMPANY OF NEVADA       | |  |    -HONG KONG, LIMITED   || ||                           |
||  |Common Stock:  1,000 Shares | --|                             | |  |                          || ||Common Stock: 1,300,000    |
||--|------------                | | |Common Stock:  40 Shares     | |  |Common Stock:  2 Shares   || ||------------  Shares       |
||  |               Cost         | | |------------                 | |  |------------   Cost       -- --                           |
||  |               ----         | | |               Cost          | |  |               ----       || ||              Cost         |
||  |401(k)-100%    $1,000       | | |               ----          | |  |NGH-50%                   || ||              ----         |
||  ------------------------------ | |Gates-100%     $93,750       | |  |Casualty--50%             || ||LUX SA-90%    3,817,832,685|
||                                 | ------------------------------- |  ----------------------------| ||              LUF          |
||  ------------------------------ |                                 |                              | |-----------------------------
||  |        401(k) COMPANY      | | ------------------------------- |  ----------------------------| |-----------------------------
||  |                            | | |       GATES MCDONALD        | |  |            NGH           || ||NATIONWIDE GLOBAL HOLDINGS |
||  |Common Stock: 855,000 Shares| | |      HEALTH PLUS, INC.      | |  |      NETHERLANDS B.V.    || ||- NGH BRASIL PARTICIPACOES,|
||  |                            | --|                             | |  |                          || ||     LTDA (NGH BRASIL)     |
||  |              Cost          | | |Common Stock:  200 Shares    | |  |Common Stock:  40 Shares  || ||                           |
||--|              ----          | | |------------                 | |  |------------              -- --       Shares    Cost      |
||  |401(k)-100%   $1,000        | | |               Cost          | |  |               Cost       ||  |       ------    ----      |
||  ------------------------------ | |               ----          | |  |               ----       ||  |LUX SA 6,164,899 R6,164,899|
||                                 | |Gates-100%     $2,000,000    | |  |NGH-100%       NLG 52,500 ||  |NGH    1         R1        |
||  ------------------------------ | ------------------------------- |  ----------------------------|  --------------|--------------
||  |                            | |                                 |                              |                |
|===|                            | | ------------------------------- |  ----------------------------|  --------------|--------------
|   |   RIVERVIEW AGENCY, INC.   | | |NEVADA INDEPENDENT COMPANIES-| |  |         NATIONWIDE       ||  |         NATIONWIDE        |
|   |                            | | |MANUFACTURING TRANSPORTATION | |  |    SERVICES SP. Z.O.O.   ||  |       SEGURADORA S.A.     |
|   |                            | | |       AND DISTRIBUTION      | |  |                          ||  |                           |
|   |                            | --|                             | |  |Common Stock:  80 Shares  ||  |        Shares    Cost     |
|   |                            | | |Common Stock:  1,000 Shares  | |  |------------   Cost       --  |        ------    ----     |
|   ------------------------------ | |------------                 | |  |               ----       ||  |NGH                        |
|                                  | |Gates-100%                   | |  |NGH-100%       4,000 PLN  ||  |BRASIL 9,999,999 R9,999,999|
|   ------------------------------ | ------------------------------- |  --------------------------- |  |LUX SA 1         R1        |
|   |                            | |                                 |                              |  -----------------------------
|   | PENSION ASSOCIATES, INC.   | | ------------------------------- |  ----------------------------|  -----------------------------
|   |                            | | |      NEVADA INDEPENDENT     | |  |   MRM INVESTMENTS, INC.  ||  |     NATIONWIDE GLOBAL     |
----| Common Stock: 1,000 Shares | | | COMPANIES-HEALTH AND PROFIT | |  |                          ||  |        FINANCE, LLC       |
    |                            | --|                             | ---|Common Stock:  1 Share    ||  |  Single Member Limited    |
    |               Cost         | | |Common Stock:  1,000 Shares  |    |------------              ||  |     Liability Company     |
    |               ----         | | |------------                 |    |               Cost       |...|                           |
    | NFS-100%      $2,839,392   | | |                             |    |               ----       |   |                           |
    ------------------------------ | |Gates-100%                   |    |NW Corp.-100%  $7,000,000 |   |NGH-100%                   |
                                   | -------------------------------    ----------------------------   -----------------------------
                                   |
                                   | -------------------------------
                                   | |     NEVADA INDEPENDENT      |
                                   | |   COMPANIES-CONSTRUCTION    |
                                   --|                             |
                                   | |Common Stock:  1,000 Shares  |
                                   | |------------                 |
                                   | |                             |
                                   | |Gates-100%                   |
                                   | -------------------------------
                                   |
                                   | -------------------------------
                                   | |     NEVADA INDEPENDENT      |
                                   | | COMPANIES-HOSPITALITY AND   |       Subsidiary Companies      - Solid Line
                                   --|         ENTERTAINMENT       |       Contractual Association   - Double Line
                                     |                             |       Limited Liability Company - Dotted Line
                                     |Common Stock:  1,000 Shares  |
                                     |Gates-100%                   |       December 31, 1999
                                     -------------------------------






                                                                                                                    Page 2

Item 27. NUMBER OF CONTRACT OWNERS


         The number of contract Owners of Qualified and Non-Qualified Contracts as of January 31, 2000 was 224 and 637, respectively.


Item 28. INDEMNIFICATION

         Provision is made in Nationwide's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. PRINCIPAL UNDERWRITER


         (a) Nationwide Investment Services Corporation ("NISC") acts as principal underwriter and general distributor for the Nationwide Multi-Flex Variable Account, Nationwide Variable Account, Nationwide Variable Account-II, Nationwide Variable Account-5, Nationwide Variable Account-6, Nationwide Variable Account-8, Nationwide Variable Account-9, Nationwide Variable Account-10, Nationwide Variable Account-11, Nationwide VA Separate Account-A, Nationwide VA Separate Account-B, Nationwide VA Separate Account-C, Nationwide VL Separate Account-A, Nationwide VL Separate Account-B, Nationwide VL Separate Account-C, Nationwide VL Separate Account-D, Nationwide VLI Separate Account-2, Nationwide VLI Separate Account-3, Nationwide VLI Separate Account-4, Nationwide VLI Separate Account-5, Nationwide DC Variable Account, Nationwide DCVA - II, and the NACo Variable Account, all of which are separate investment accounts of Nationwide or its affiliates.

         (b)      NATIONWIDE INVESTMENT SERVICES CORPORATION
                            DIRECTORS AND OFFICERS




                                           POSITIONS AND OFFICES
NAME AND BUSINESS ADDRESS                     WITH UNDERWRITER
-------------------------                     ----------------
Joseph J. Gasper                         Chairman of the Board and
One Nationwide Plaza                              Director
Columbus, OH 43215

Dimon R. McFerson                      Chairman and Chief Executive
One Nationwide Plaza                        Officer and Director
Columbus, OH 43215

Richard A. Karas                         Vice Chairman and Director
One Nationwide Plaza
Columbus, OH 43215

Duane C. Meek                                    President
One Nationwide Plaza
Columbus, OH 43215

Philip C. Gath                                    Director
One Nationwide Plaza
Columbus, OH 43215

Susan A. Wolken                                   Director
One Nationwide Plaza
Columbus, OH 43215

Robert A. Oakley                        Executive Vice President -
One Nationwide Plaza                      Chief Financial Officer
Columbus, OH 43215

Robert J. Woodard                       Executive Vice President -
One Nationwide Plaza                      Chief Investment Officer
Columbus, OH 43215

Mark R. Thresher                    Senior Vice President and Treasurer
One Nationwide Plaza
Columbus, OH 43215

Barbara J. Shane                    Vice President - Compliance Officer
Two Nationwide Plaza
Columbus, OH 43215

Alan A. Todryk                           Vice President - Taxation
One Nationwide Plaza
Columbus, OH 43215

John F. Delaloye                            Assistant Secretary
One Nationwide Plaza
Columbus, OH 43215

Glenn W. Soden                              Assistant Secretary
One Nationwide Plaza
Columbus, OH 43215

E. Gary Berndt                              Assistant Treasurer
One Nationwide Plaza
Columbus, OH 43215

Duane M. Campbell                           Assistant Treasurer
One Nationwide Plaza
Columbus, OH 43215

Terry C. Smetzer                            Assistant Treasurer
One Nationwide Plaza
Columbus, OH 43215

(c)     NAME OF    NET UNDERWRITING  COMPENSATION ON
       PRINCIPAL    DISCOUNTS AND     REDEMPTION OR       BROKERAGE
      UNDERWRITER    COMMISSIONS      ANNUITIZATION      COMMISSIONS   COMPENSATION
      Nationwide
      Investment        N/A                N/A                N/A            N/A

      Services
      Corporation


Item 30. LOCATION OF ACCOUNTS AND RECORDS


         John Davis
         Nationwide Life Insurance Company
         One Nationwide Plaza
         Columbus, OH  43216


Item 31. MANAGEMENT SERVICES

         Not Applicable


Item 32. UNDERTAKINGS

         The Registrant hereby undertakes to:

         (a) file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

         (b) include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

         (c) deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

         The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code are issued by Nationwide through the Registrant in reliance upon, and in compliance with a no-action letter issued by the staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.

         Nationwide represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Nationwide.

                          INDEPENDENT AUDITORS' CONSENT

The Board of Directors of Nationwide Life Insurance Company and
Contract Owners of Nationwide Variable Account-6:


We consent to the use of our reports included herein and to the reference to our firm under the heading "Services" in the Statement of Additional Information.


                                                                        KPMG LLP

Columbus, Ohio

April 28, 2000

                                   SIGNATURES


     As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT - 6, certifies that it meets the requirements of Securities Act Rule 485 for effectiveness of this Post-Effective Amendment - 9 and has caused this Post-Effective Amendment to be signed on its behalf in the City of Columbus, and State of Ohio, on this 28th of April, 2000.


                                          NATIONWIDE VARIABLE ACCOUNT-6
                                    -------------------------------------------
                                                  (Registrant)

                                        NATIONWIDE LIFE INSURANCE COMPANY
                                    -------------------------------------------
                                                   (Depositor)


                                            By /s/ STEVEN SAVINI, ESQ.
                                    -------------------------------------------
                                               Steven Savini, Esq.


As required by the Securities Act of 1933, this Post-effective Amendment has been signed by the following persons in the capacities indicated on the 28th of April, 2000.


         SIGNATURE                           TITLE
LEWIS J. ALPHIN                             Director
----------------------------
Lewis J. Alphin

A. I. BELL                                  Director
----------------------------
A. I. Bell

KENNETH D. DAVIS                            Director
----------------------------
Kenneth D. Davis

KEITH W. ECKEL                              Director
----------------------------
Keith W. Eckel

WILLARD J. ENGEL                            Director
----------------------------
Willard J. Engel

FRED C. FINNEY                              Director
----------------------------
Fred C. Finney

JOSEPH J. GASPER                      President and Chief
----------------------------               Operating
Joseph J. Gasper                      Officer and Director

DIMON R. MCFERSON                      Chairman and Chief
----------------------------               Executive
Dimon R. McFerson                     Officer and Director

DAVID O. MILLER                    Chairman of the Board and
----------------------------                Director
David O. Miller

YVONNE L. MONTGOMERY                        Director
----------------------------
Yvonne L. Montgomery

ROBERT A. OAKLEY                    Executive Vice President
----------------------------               and Chief
Robert A. Oakley                       Financial Officer

RALPH M. PAIGE                              Director
----------------------------
Ralph M. Paige

JAMES F. PATTERSON                          Director
----------------------------
James F. Patterson

ARDEN L. SHISLER                            Director          By: /s/ STEVEN SAVINI, ESQ.
----------------------------                                  ---------------------------
Arden L. Shisler                                                      Steven Savini, Esq.
                                                                       Attorney-in-Fact
ROBERT L. STEWART                           Director
----------------------------
Robert L. Stewart

NANCY C. THOMAS                             Director
----------------------------
Nancy C. Thomas